UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22739

New York Life Investments Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

New York Life Investment Management LLC

51 Madison Avenue

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith

NYLI CBRE Real Assets ETF

IQRA/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI CBRE Real Assets ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI CBRE Real Assets ETF	$71	0.65%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the CBRE Real Assets Blended Index was affected by subsector positioning and security selection. Market conditions during the period reflected continued investor interest in real assets amid economic uncertainty, supported by attractive valuations and resilient underlying fundamentals. Growing power demand associated with expanding AI investment also strengthened the outlook for real assets, while improving sentiment toward earnings resilience contributed to a rebound in several previously underperforming sectors.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Technology

Overweight exposure to the outperforming data center sector

Contributed

Health care

Overweight exposure and security selection

Contributed

Contributed

Transportation

Security selection globally

Utilities

Security selection and sector allocation in Continental Europe

Contributed

Midstream

Underweight exposure to Japanese real estate operating companies

Detracted

Emerging markets

Underweight exposure

Detracted

7889923

MEIQRA11-06/26

NYLI CBRE Real Assets ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI CBRE Real Assets ETF - NAV 13,498	MSCI World® Index (Net)17,262	CBRE Real Assets Blended Index13,532
5/10/2023	10,000	10,000	10,000
4/24	9,984	11,917	9,991
4/25	11,424	13,366	11,396
4/26	13,498	17,262	13,532

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	5/10/2023	18.16%	10.61%
MSCI World® Index (Net)Footnote Reference1		29.16%	20.14%
CBRE Real Assets Blended IndexFootnote Reference2		18.74%	10.70%
Footnote	Description
Footnote1	The MSCI World® Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote2	The CBRE Real Assets Blended Index consists of the FTSE EPRA Nareit Developed Index and the FTSE Global Core Infrastructure 50/50 Index weighted 50%/50%, respectively. The FTSE EPRA Nareit Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. The FTSE Global Core Infrastructure 50/50 Index captures the performance of listed infrastructure securities in both developed and emerging markets.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889923

MEIQRA11-06/26

NYLI CBRE Real Assets ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$6,910,640
Total number of portfolio holdings	102
Total advisory fees paid	$0
Portfolio turnover rate	108%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Welltower, Inc.	6.5%
Equinix, Inc.	4.2%
Simon Property Group, Inc.	3.1%
Xcel Energy, Inc.	3.0%
WEC Energy Group, Inc.	2.6%
Williams Cos., Inc. (The)	2.0%
Atmos Energy Corp.	1.9%
SSE PLC	1.8%
National Grid PLC	1.7%
First Industrial Realty Trust, Inc.	1.7%

*  Excluding short-term investments

Top Industries

Table Summary
Utilities	28.3%
Transportation	11.9%
Healthcare Facilities	10.1%
Diversified Property Holdings	9.0%
Retail: Enclosed Malls	6.9%
Industrial Properties	6.7%
Datacenters	6.6%
Midstream/Pipelines	6.4%
Residential	2.9%
Short-Term Investments	2.2%
Other	9.0%

7889923

MEIQRA11-06/26

NYLI CBRE Real Assets ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889923

MEIQRA11-06/26

NYLI CBRE Real Assets ETF | 4

NYLI MacKay Core Plus Bond ETF

CPLB/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Core Plus Bond ETF	$33	0.32%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by various allocation and selection factors. Market conditions during the period reflected moderating inflation, a gradual shift from restrictive monetary policy toward cautious central bank rate cuts and continued resilience in economic growth, which supported tight credit spreads and strong investor demand for yield-oriented assets. The Fund’s relative performance benefited from carry and spread tightening across credit-sensitive sectors, more than offsetting underweight exposure to rate-sensitive sectors.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

High yield corporate bonds

Overweight exposure and strong security selection, led by energy and consumer non-cyclicals

Contributed

Residential mortgage-backed securities: credit risk transfer bonds

Overweight exposure and strong security selection

Contributed

Contributed

Non-agency  commercial mortgage-backed securities

Overweight exposure and strong security selection

Agency passthroughs

Underweight exposure

Detracted

U.S. Treasury securities

Underweight exposure

Detracted

7889933

MECPLB11-06/26

NYLI MacKay Core Plus Bond ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay Core Plus Bond ETF - NAV 10,373	Bloomberg U.S. Aggregate Bond Index10,000	Core Plus Bond Blended Index10,412
6/29/2021	10,000	10,000	10,000
4/22	9,069	9,068	9,128
4/23	8,950	9,029	9,121
4/24	9,052	8,897	9,169
4/25	9,881	9,610	9,918
4/26	10,373	10,000	10,412

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF - NAV	6/29/2021	4.98%	0.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		4.06%	0.00%
Core Plus Bond Blended IndexFootnote Reference2		4.98%	0.84%
Footnote	Description
Footnote1	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote2	The Core Plus Bond Blended Index is a blended index consisting of 80% Bloomberg U.S. Aggregate Bond Index and 20% ICE BofA U.S. High Yield Constrained Index. The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889933

MECPLB11-06/26

NYLI MacKay Core Plus Bond ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$307,528,708
Total number of portfolio holdings	872
Total advisory fees paid	$671,076
Portfolio turnover rate	106%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
U.S. Treasury Bonds, 4.63%-4.75%, due 2/15/46 - 2/15/56	6.1%
U.S. Treasury Notes, 3.88%-4.13%, due 4/15/29 - 2/15/36	5.1%
Government National Mortgage Association, 0.00%-7.88%, due 7/20/44 - 3/16/66	3.9%
Fannie Mae Pool, 2.00%-6.00%, due 10/1/50 - 6/1/54	3.4%
Connecticut Avenue Securities Trust, 5.60%-13.01%, (1 Month SOFR + 2.00%), due 11/25/39 - 7/25/44	2.2%
Freddie Mac Pool, 2.00%-6.00%, due 3/1/52 - 8/1/55	2.2%
Freddie Mac REMICS, 0.00%-4.00%, due 6/25/50 - 6/25/55	1.3%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.1%
Fannie Mae REMICS, 0.00%-5.00%, due 11/25/42 - 6/25/55	1.0%
Freddie Mac STACR REMIC Trust, 5.00%-8.86%, (1 Month SOFR + 1.65%), due 4/25/42 - 1/25/50	1.0%

*  Excluding short-term investments

Top Industries

Table Summary
Mortgage Securities	30.1%
Asset-Backed Securities	7.5%
Banks	6.1%
U.S. Treasury Bond	6.1%
Electric	5.2%
U.S. Treasury Note	5.1%
Diversified Financial Services	2.9%
Pipelines	2.7%
Short-Term Investments	2.3%
Media	1.8%
Other	30.2%

7889933

MECPLB11-06/26

NYLI MacKay Core Plus Bond ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.30% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889933

MECPLB11-06/26

NYLI MacKay Core Plus Bond ETF | 4

NYLI MacKay High Income ETF

IQHI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay High Income ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay High Income ETF	$42	0.40%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg Very Liquid High Yield Index was affected by various allocation and selection factors. Market conditions during the period reflected moderating inflation, a gradual shift from restrictive monetary policy toward cautious central bank rate cuts and continued resilience in economic growth, which supported tight credit spreads and strong investor demand for yield-oriented assets. The Fund’s relative performance benefited from carry and spread tightening across credit-sensitive sectors, while selection and allocation effects in telecommunications, media and technology & electronics detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Energy

Strong security selection in oil field services, led by Noble Corp.

Contributed

Retail

Strong security selection and overweight allocation, led by Macy’s, Inc.

Contributed

Contributed

Health care

Strong security selection, led by prescription therapy and medical device provider Organon & Co.

Telecommunications

Security selection, most notably telecommunications services provider Cable One, Inc.

Detracted

Media

Security selection and overweight allocation, most notably media content provider Paramount Skydance Corp.

Detracted

Technology & electronics

Security selection, most notably automotive retail software company CDK Global Inc.

Detracted

7889943

MEIQHI11-06/26

NYLI MacKay High Income ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay High Income ETF - NAV 13,601	Bloomberg U.S. Aggregate Bond Index11,998	Bloomberg Very Liquid High Yield Index13,927
10/25/2022	10,000	10,000	10,000
4/23	10,712	10,833	10,814
4/24	11,521	10,674	11,777
4/25	12,468	11,531	12,749
4/26	13,601	11,998	13,927

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI MacKay High Income ETF - NAV	10/25/2022	9.09%	9.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		4.06%	5.31%
Bloomberg Very Liquid High Yield IndexFootnote Reference2		9.24%	9.87%
Footnote	Description
Footnote1	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote2	The Bloomberg Very Liquid High Yield Index, is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.”

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889943

MEIQHI11-06/26

NYLI MacKay High Income ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$112,783,030
Total number of portfolio holdings	361
Total advisory fees paid	$189,478
Portfolio turnover rate	55%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%-4.75%, due 3/1/30 - 1/15/34	2.3%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29 - 6/30/32	1.3%
XPLR Infrastructure Operating Partners LP, 7.25%-7.75%, due 1/15/29 - 4/15/34	1.2%
Mineral Resources Ltd., 6.25%-9.25%, due 10/1/28 - 5/1/34	1.1%
OneMain Finance Corp., 6.63%-7.50%, due 1/15/28 - 3/15/32	1.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%-9.50%, due 6/1/28 - 6/1/30	1.0%
Newell Brands, Inc., 6.38%-8.50%, due 9/15/27 - 5/15/30	1.0%
Hilcorp Energy I LP / Hilcorp Finance Co., 6.88%-7.25%, due 5/15/34 - 2/15/35	1.0%
Post Holdings, Inc., 4.50%-6.50%, due 9/15/31 - 3/15/36	1.0%
SM Energy Co., 6.63%-7.00%, due 8/1/32 - 4/15/34	0.9%

*  Excluding short-term investments

Top Industries

Table Summary
Media	9.5%
Oil & Gas	8.2%
Commercial Services	7.3%
Retail	6.4%
Electric	5.7%
Diversified Financial Services	4.7%
Telecommunications	4.7%
Short-Term Investments	4.5%
Chemicals	3.7%
Healthcare-Services	3.5%
Other	41.8%

7889943

MEIQHI11-06/26

NYLI MacKay High Income ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889943

MEIQHI11-06/26

NYLI MacKay High Income ETF | 4

NYLI MacKay Securitized Income ETF

SECR/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Securitized Income ETF	$34	0.33%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg U.S. Securitized Bond Index was affected primarily by allocation and selection factors. Market conditions reflected moderating inflation, a gradual shift from restrictive monetary policy toward cautious central bank rate cuts and resilient economic growth, which supported tight credit spreads and returns driven largely by carry and spread tightening. Positioning in non-agency commercial mortgage-backed securities (“CMBS”), credit risk transfer bonds and non-agency residential mortgage-backed securities (“RMBS”) supported the Fund’s relative performance, while agency passthroughs and agency CMBS detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Non-agency CMBS

Security selection and overweight allocation

Contributed

Credit risk transfer bonds

Security selection and overweight allocation

Contributed

Contributed

Non-agency RMBS

Security selection and overweight allocation

Agency passthroughs

Underweight allocation

Detracted

Agency CMBS

Selection

Detracted

7889979

MESECR11-06/26

NYLI MacKay Securitized Income ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay Securitized Income ETF - NAV 11,417	Bloomberg U.S. Aggregate Bond Index 10,583	Bloomberg U.S. Securitized Bond Index 10,650
10/01/2019	10,000	10,000	10,000
1/31/2020	10,007	10,030	10,035
4/30/2020	10,131	10,517	10,401
10/31/2020	10,567	10,651	10,445
4/30/2021	10,759	10,489	10,420
10/31/2021	10,778	10,600	10,395
4/30/2022	10,025	9,596	9,522
10/31/2022	9,211	8,938	8,852
4/30/2023	9,892	9,555	9,441
10/31/2023	9,307	8,969	8,800
4/30/2024	9,865	9,415	9,264
10/31/2024	10,497	9,915	9,797
4/30/2025	10,925	10,170	10,096
10/31/2025	11,286	10,526	10,511
4/30/2026	11,417	10,583	10,650

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV*	10/1/2019	4.51%	1.20%	2.03%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		4.06%	0.18%	0.86%
Bloomberg U.S. Securitized Bond IndexFootnote Reference2		5.49%	0.44%	0.96%
Footnote	Description
Footnote1	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote2	The Bloomberg U.S. Securitized Bond Index is an unmanaged index that includes the MBS, ABS, and CMBS sectors of the Bloomberg U.S. Aggregate Bond universe.

* The Fund commenced operations on May 31, 2024, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. Performance shown for periods prior to May 31, 2024, is that of the Predecessor Account. The Predecessor Account commenced operations on October 1, 2019. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain restrictions imposed on registered investment companies by the 1940 Act and the Internal Revenue Code of 1986. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889979

MESECR11-06/26

NYLI MacKay Securitized Income ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$160,378,084
Total number of portfolio holdings	462
Total advisory fees paid	$379,255
Portfolio turnover rate	70%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Fannie Mae Pool, 2.00%-6.00%, due 5/1/43 - 2/1/55	18.6%
Freddie Mac Pool, 2.00%-6.00%, due 1/1/46 - 12/1/55	14.2%
Government National Mortgage Association, 0.00%-7.09%, due 7/20/44 - 3/16/66	3.1%
J.P. Morgan Mortgage Trust, 0.22%-6.00%, due 3/25/50 - 4/25/55	2.7%
RCKT Mortgage Trust, 2.50%, due 11/25/51 - 2/25/52	2.4%
Connecticut Avenue Securities Trust, 5.60%-13.15%, (1 Month SOFR + 6.86%), due 11/25/39 - 7/25/44	2.1%
Flagship Credit Auto Trust, 1.27%-5.80%, due 3/15/27 - 2/15/30	1.5%
Fannie Mae REMICS, 1.25%-5.50%, due 10/25/35 - 6/25/55	1.4%
Freddie Mac STACR REMIC Trust, 6.30%-14.65%, (1 Month SOFR + 6.25%), due 1/25/34 - 1/25/51	1.3%
Zayo Issuer LLC, 5.57%-8.44%, due 3/20/55 - 10/20/55	1.2%

*  Excluding short-term investments

Portfolio Composition

Table Summary
Mortgage Securities	80.5%
Asset-Backed Securities	15.8%
Collateralized Loan Obligations	1.7%
Short-Term Investments	1.6%
U.S. Treasury Note	1.0%
Other Asset and Liabilities	(0.6)%

7889979

MESECR11-06/26

NYLI MacKay Securitized Income ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.28% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889979

MESECR11-06/26

NYLI MacKay Securitized Income ETF | 4

NYLI MacKay Muni Allocation ETF

MMMA/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay Muni Allocation ETF (the "Fund") for the period of December 16, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Muni Allocation ETF	$13	0.35%
Footnote	Description
Footnote1	The Fund commenced operations on December 16, 2025. Expenses for a full reporting period would be higher than the amount shown.
Footnote2	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote3	Annualized.

What factors influenced Fund performance during the reporting period?

Since its inception on December 16, 2025, through April 30, 2026, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily affected by strong security selection. Curve positioning was also beneficial as longer maturity bonds outperformed and overweight exposure to this segment, along with strong security selection, bolstered returns. Duration posture hindered performance in relative terms.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Credit quality

Security selection in bonds rated AA and A

Contributed

Curve

Security selection in, and overweight to, bonds maturing in 15–30 years

Contributed

Contributed

Sector

Security selection in local general obligation bonds

Coupon

Security selection in zero coupon bonds

Contributed

Geographic

Underweight to, and security selection in, bonds issued in the State of New York

Detracted

8796026

REG-00127-06/26

NYLI MacKay Muni Allocation ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay Muni Allocation ETF - NAV 10,255	Bloomberg Municipal Bond Index10,118	Muni Allocation Blended Index10,127
12/16/2025	10,000	10,000	10,000
4/26	10,255	10,118	10,127

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Since InceptionFootnote Reference1
NYLI MacKay Muni Allocation ETF - NAV	12/16/2025	2.55%
Bloomberg Municipal Bond IndexFootnote Reference2		1.18%
Muni Allocation Blended IndexFootnote Reference3		1.27%
Footnote	Description
Footnote1	Not annualized.
Footnote2	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote3	The Muni Allocation Blended Index consists of the Bloomberg Municipal Bond Index and Bloomberg High Yield Municipal Bond Index weighted 90%/10% respectively. The Bloomberg High Yield Municipal Bond Index is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

8796026

REG-00127-06/26

NYLI MacKay Muni Allocation ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$27,759,297
Total number of portfolio holdings	47
Total advisory fees paid	$0
Portfolio turnover rate	40%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Natomas Unified School District, 0.05%, due 8/1/28	4.5%
South Carolina Public Service Authority, Series B, 5.00%, due 12/1/46	4.1%
Pennsylvania Economic Development Financing Authority, Series B, 5.00%, due 6/15/31	3.9%
Black Belt Energy Gas District, Series B, 5.00%, due 12/1/34	3.9%
Los Angeles Department of Water & Power Water System Revenue, Series C, 5.00%, due 7/1/44	3.9%
Chicago O'Hare International Airport, Series E, 5.50%, due 1/1/48	3.8%
Northern California Energy Authority, 5.00%, due 12/1/54	3.8%
Main Street Energy, Inc., Series D, 5.00%, due 12/1/33	3.8%
Illinois State Toll Highway Authority, Series B, 5.00%, due 1/1/37	3.8%
Denver City & County Housing Authority, Series A, 5.00%, due 12/1/45	3.7%

*  Excluding short-term investments

Top States

Table Summary
Illinois	15.3%
California	12.8%
Colorado	8.6%
Texas	7.7%
Puerto Rico	6.7%
South Carolina	4.1%
Alabama	4.0%
Pennsylvania	3.9%
Georgia	3.8%
Arizona	3.7%
Other	29.4%

8796026

REG-00127-06/26

NYLI MacKay Muni Allocation ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

8796026

REG-00127-06/26

NYLI MacKay Muni Allocation ETF | 4

NYLI MacKay Muni Insured ETF

MMIN/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Insured ETF	$31	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg Municipal All Insured Bond Index was primarily impacted by various factors. The Fund employed an overweight to longer maturity positions based on relative value considerations. Longer-maturity bonds outperformed over the period and the Fund benefited from its positioning. Strong selection in the local general obligation sector also drove relative results.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Curve

Security selection in, and overweight to, bonds maturing in 15–25 years

Contributed

Sector

Security selection in local general obligation

Contributed

Contributed

Coupon

Security selection in 5.25%–6% bonds

Geographic

Security selection in, and duration effects of, bonds issued in the State of New York

Detracted

7889961

MEMMIN11-06/26

NYLI MacKay Muni Insured ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay Muni Insured ETF - NAV 12,441	Bloomberg Municipal Bond Index12,054	Bloomberg Municipal All Insured Bond Index12,423
10/18/2017	10,000	10,000	10,000
4/18	9,987	9,864	9,903
4/19	10,658	10,471	10,617
4/20	11,090	10,697	10,929
4/21	12,012	11,526	11,945
4/22	10,968	10,617	10,872
4/23	11,159	10,922	11,186
4/24	11,405	11,150	11,452
4/25	11,610	11,335	11,615
4/26	12,441	12,054	12,423

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	7.16%	0.70%	2.59%
Bloomberg Municipal Bond IndexFootnote Reference1		6.34%	0.90%	2.21%
Bloomberg Municipal All Insured Bond IndexFootnote Reference2		6.96%	0.79%	2.57%
Footnote	Description
Footnote1	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote2	The Bloomberg Municipal All Insured Bond Index is a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889961

MEMMIN11-06/26

NYLI MacKay Muni Insured ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$425,197,787
Total number of portfolio holdings	211
Total advisory fees paid	$905,375
Portfolio turnover rate	59%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
New York Transportation Development Corp., 5.00%-6.00%, due 6/30/44 - 6/30/55	3.3%
Pennsylvania Economic Development Financing Authority, 5.50%-5.75%, due 6/30/42 - 12/31/62	2.0%
Grand River Hospital District, 6.00%, due 12/1/38 - 12/1/45	2.0%
Allegheny County Airport Authority, 5.25%-5.50%, due 1/1/39 - 1/1/50	1.8%
Wayne County Airport Authority, Series B, 5.50%, due 12/1/48	1.7%
Southwestern Illinois Development Authority, 5.50%, due 12/1/40 - 4/1/50	1.7%
Los Angeles Department of Water & Power, 5.00%, due 7/1/48 - 7/1/55	1.6%
Greater Asheville Regional Airport Authority, 5.25%, due 7/1/41 - 7/1/53	1.6%
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.25%-5.50%, due 9/1/51 - 9/1/58	1.6%
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue, 5.50%, due 10/1/51 - 10/1/56	1.5%

*  Excluding short-term investments

Top States

Table Summary
Illinois	15.2%
Texas	14.7%
California	9.8%
Pennsylvania	6.5%
Florida	6.3%
New York	5.4%
Colorado	3.9%
Michigan	3.4%
Washington	2.7%
Short-Term Investments	2.6%
Other	29.5%

7889961

MEMMIN11-06/26

NYLI MacKay Muni Insured ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889961

MEMMIN11-06/26

NYLI MacKay Muni Insured ETF | 4

NYLI MacKay Muni Short Duration ETF

MMSD/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay Muni Short Duration ETF (the "Fund") for the period of May 6, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Muni Short Duration ETF	$25	0.25%
Footnote	Description
Footnote1	The Fund commenced operations on May 6, 2025. Expenses for a full reporting period would be higher than the amount shown.
Footnote2	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote3	Annualized.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. In addition, out-of-Index exposure to longer-dated bonds bolstered relative returns. Overweight allocation to the strong-performing housing sector further supported relative performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Sector

Overweight exposure to the housing sector, bolstered by security selection.

Contributed

Credit Rating

Out-of-Index exposure to non-rated bonds, supported by security selection.

Contributed

Contributed

Curve Positioning

An overweight allocation to bonds maturing over 4 years, which are not included in the index.

Coupon

An underweight allocation to 5.0%–5.25% coupon bonds, driven by security selection.

Detracted

Geographic

An underweight allocation to holdings from the state of New York.

Detracted

8796027

REG-00128-06/26

NYLI MacKay Muni Short Duration ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay Muni Short Duration ETF - NAV 10,472	Bloomberg Municipal Bond Index10,629	Bloomberg 3-Year Municipal Bond Index10,406
5/6/2025	10,000	10,000	10,000
4/26	10,472	10,629	10,406

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Since InceptionFootnote Reference1
NYLI MacKay Muni Short Duration ETF - NAV	5/6/2025	4.72%
Bloomberg Municipal Bond IndexFootnote Reference2		6.29%
Bloomberg 3-Year Municipal Bond IndexFootnote Reference3		4.06%
Footnote	Description
Footnote1	Not annualized.
Footnote2	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote3	The Bloomberg 3-Year Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity range of 2-4 years.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

8796027

REG-00128-06/26

NYLI MacKay Muni Short Duration ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$61,953,333
Total number of portfolio holdings	130
Total advisory fees paid	$36,148
Portfolio turnover rate	158%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33 - 1/1/54	3.0%
New Hampshire Business Finance Authority, 4.00%-5.88%, due 12/1/28 - 12/15/33	2.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.00%, due 10/1/30 - 5/1/55	2.2%
Village of Pingree Grove IL, 3.50%, due 3/1/31	2.0%
California Health Facilities Financing Authority, Series B, 3.00%, due 2/1/45	1.9%
Industrial Development Authority of the City of Phoenix Arizona (The), Series A, 3.30%, due 11/15/52	1.9%
North Carolina Medical Care Commission, 3.35%-3.75%, due 10/1/30 - 1/1/31	1.9%
Michigan Finance Authority, 3.27%-3.94%, (Municipal Swap Index + 0.85%), due 6/1/39 - 12/1/39	1.9%
Buckeye Tobacco Settlement Financing Authority, Series 2, 5.00%, due 6/1/32	1.7%
New York City Housing Development Corp., Series 2024-8SPR A, 5.46%, due 12/15/31	1.6%

*  Excluding short-term investments

Top States

Table Summary
Texas	12.3%
California	8.7%
Georgia	6.6%
New York	6.2%
Alabama	4.6%
North Carolina	4.4%
Arizona	4.3%
Illinois	4.3%
Indiana	4.3%
New Jersey	3.6%
Other	40.7%

8796027

REG-00128-06/26

NYLI MacKay Muni Short Duration ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

8796027

REG-00128-06/26

NYLI MacKay Muni Short Duration ETF | 4

NYLI MacKay Muni Intermediate ETF

MMIT/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Intermediate ETF	$31	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Year Blend was primarily affected by strong curve positioning. Sector selection was also beneficial, aided by the outperformance of the overweighted housing sector and positive coupon selection. In terms of sector allocation, underweight positions in transportation and state general obligations detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Credit quality

An overweight to bonds rated AA

Contributed

Curve

Security selection in, and overweight to, bonds maturing in 15–20 years

Contributed

Contributed

Sector

Overweight to, and selection in, housing

Coupon

Security selection in 5.25%–5.99% coupon bonds

Contributed

Geographic

Underweight to, and security selection in, bonds issued in the State of New York

Detracted

7889966

MEMMIT11-06/26

NYLI MacKay Muni Intermediate ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay Muni Intermediate ETF - NAV 12,539	Bloomberg Municipal Bond Index12,054	Bloomberg Municipal Bond Index 1-15 Year Blend12,024
10/18/2017	10,000	10,000	10,000
4/18	9,966	9,864	9,853
4/19	10,623	10,471	10,403
4/20	10,904	10,697	10,649
4/21	11,864	11,526	11,323
4/22	11,018	10,617	10,554
4/23	11,311	10,922	10,923
4/24	11,548	11,150	11,124
4/25	11,830	11,335	11,346
4/26	12,539	12,054	12,024

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	5.99%	1.11%	2.69%
Bloomberg Municipal Bond IndexFootnote Reference1		6.34%	0.90%	2.21%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference2		5.98%	1.21%	2.18%
Footnote	Description
Footnote1	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote2	The Bloomberg Municipal Bond Index 1-15 Year Blend, which covers the U.S. dollar-denominate long-term tax-exempt bond market. The index has four main sectors state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889966

MEMMIT11-06/26

NYLI MacKay Muni Intermediate ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$1,569,867,830
Total number of portfolio holdings	862
Total advisory fees paid	$2,826,664
Portfolio turnover rate	32%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Black Belt Energy Gas District, 3.44%-5.50%, due 6/1/26 - 12/1/55	3.1%
Los Angeles Department of Water & Power, 5.00%-5.25%, due 7/1/29 - 7/1/45	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 12/1/31 - 5/1/55	1.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30 - 10/1/55	1.8%
New Hampshire Business Finance Authority, 3.63%-5.25%, due 8/20/39 - 10/1/51	1.7%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33 - 6/1/55	1.6%
City of New York NY, 3.45%-5.00%, due 6/1/44 - 2/1/55	1.6%
University of California, 3.00%, due 5/15/48	1.4%
California Community Choice Financing Authority, 3.90%-5.25%, due 2/1/31 - 4/1/56	1.4%
Kerrville Public Utility Board Public Facility Corp., 5.00%-5.25%, due 4/15/32 - 4/15/45	1.3%

*  Excluding short-term investments

Top States

Table Summary
Texas	10.6%
California	9.0%
Illinois	7.2%
New York	7.1%
Alabama	6.4%
Georgia	4.2%
Pennsylvania	2.7%
Indiana	2.7%
Kentucky	2.5%
North Carolina	2.4%
Other	45.2%

7889966

MEMMIT11-06/26

NYLI MacKay Muni Intermediate ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889966

MEMMIT11-06/26

NYLI MacKay Muni Intermediate ETF | 4

NYLI MacKay California Muni Intermediate ETF

MMCA/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay California Muni Intermediate ETF	$36	0.35%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg California Intermediate Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing over 10 years. The Fund maintained an overweight allocation to longer-maturity positions based on relative valuations.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Sector

Overweight allocation to, and security selection among, local general obligation holdings

Contributed

Credit rating

Overweight allocation to non-rated credits, driven by security selection

Contributed

Contributed

Geographic

Overweight allocation to Puerto Rico credits, boosted by security selection

Curve positioning

Overweight exposure to bonds maturing over 10 years

Contributed

Sector

Yield curve positioning to state general obligation holdings

Detracted

Coupon

Underweight allocation, along with security selection among, 5.0%–5.25%+ coupon bonds

Detracted

7889925

MEMMCA11-06/26

NYLI MacKay California Muni Intermediate ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI MacKay California Muni Intermediate ETF - NAV 10,036	Bloomberg Municipal Bond Index10,355	Bloomberg California Intermediate Municipal Bond Index10,436
12/21/2021	10,000	10,000	10,000
4/22	8,782	9,121	9,186
4/23	8,983	9,383	9,583
4/24	9,228	9,578	9,697
4/25	9,445	9,738	9,857
4/26	10,036	10,355	10,436

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	6.26%	0.08%
Bloomberg Municipal Bond IndexFootnote Reference1		6.34%	0.80%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference2		5.87%	0.98%
Footnote	Description
Footnote1	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote2	The Bloomberg California Intermediate Municipal Bond Index, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889925

MEMMCA11-06/26

NYLI MacKay California Muni Intermediate ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$84,529,051
Total number of portfolio holdings	120
Total advisory fees paid	$88,722
Portfolio turnover rate	81%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
California Community Choice Financing Authority, 3.90%-5.50%, due 2/1/36 - 10/1/56	13.6%
California Municipal Finance Authority, 2.50%-5.25%, due 7/1/28 - 1/1/56	8.8%
California Health Facilities Financing Authority, 3.00%-5.00%, due 4/1/32 - 2/1/45	6.5%
California Statewide Communities Development Authority, 4.00%-5.00%, due 3/1/28 - 9/2/37	6.1%
State of California, 5.00%-5.25%, due 8/1/32 - 8/1/37	3.3%
Southern California Public Power Authority, 5.00%, due 7/1/34 - 7/1/53	2.5%
California State Public Works Board, Series A, 5.00%, due 9/1/35	2.4%
University of California, 5.00%, due 5/15/32 - 5/15/38	2.4%
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, due 5/1/31 - 5/1/36	2.3%
Perris Union High School District Financing Authority, 5.00%, due 9/1/32 - 9/1/34	2.0%

*  Excluding short-term investments

Top Industries

Table Summary
General	29.4%
Medical	12.4%
School District	10.8%
General Obligation	8.2%
Airport	7.5%
Mello-Roos	5.8%
Higher Education	4.9%
Power	4.7%
Water	4.1%
Transportation	3.4%
Other	8.8%

7889925

MEMMCA11-06/26

NYLI MacKay California Muni Intermediate ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889925

MEMMCA11-06/26

NYLI MacKay California Muni Intermediate ETF | 4

NYLI Winslow Large Cap Growth ETF

IWLG/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Large Cap Growth ETF	$57	0.51%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s relative performance versus the Russell 1000® Growth Index was driven primarily by security selection and, to a lesser extent, sector allocation. The strongest contributors were industrials, consumer staples and real estate. The most significant detractors were information technology, communication services and financials.

The table below summarizes the key factors that materially affected Fund performance during the reporting period.

Key Factor

Summary

Impact

Industrials

Strong stock selection and sector overweight

Contributed

Consumer staples

Sector underweight

Contributed

Contributed

Real estate

Sector underweight

Information technology

Stock selection and slight sector underweight

Detracted

Communication services

Stock selection

Detracted

Financials

Sector overweight and stock selection

Detracted

7890001

MEIWLG11-06/26

NYLI Winslow Large Cap Growth ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Winslow Large Cap Growth ETF - NAV 21,847	Russell 3000® Index19,940	Russell 1000® Growth Index22,616
6/23/2022	10,000	10,000	10,000
4/23	11,489	11,171	11,469
4/24	15,732	13,662	15,117
4/25	17,823	15,220	17,313
4/26	21,847	19,940	22,616

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	6/23/2022	22.58%	22.47%
Russell 3000® IndexFootnote Reference1		31.01%	19.60%
Russell 1000® Growth IndexFootnote Reference2		30.63%	23.57%
Footnote	Description
Footnote1	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote2	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7890001

MEIWLG11-06/26

NYLI Winslow Large Cap Growth ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$316,188,765
Total number of portfolio holdings	41
Total advisory fees paid	$1,841,773
Portfolio turnover rate	139%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
NVIDIA Corp.	12.0%
Alphabet, Inc., Class C	10.1%
Apple, Inc.	8.7%
Broadcom, Inc.	7.4%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.2%
Netflix, Inc.	2.6%
Mastercard, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	47.2%
Communication Services	18.2%
Industrials	12.1%
Consumer Discretionary	9.5%
Health Care	6.2%
Financials	5.3%
Materials	0.9%
Short-Term Investments	0.6%

7890001

MEIWLG11-06/26

NYLI Winslow Large Cap Growth ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.50% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7890001

MEIWLG11-06/26

NYLI Winslow Large Cap Growth ETF | 4

NYLI Winslow Focused Large Cap Growth ETF

IWFG/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Focused Large Cap Growth ETF	$54	0.49%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Russell 1000® Growth Index was driven primarily by security selection and to a lesser degree by sector allocation, as detailed in the table below. The strongest contributors to relative performance included positioning in the industrials. The most significant detractors included positioning in information technology, communication services and financials.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Industrials

Stock selection

Contributed

Information technology

Stock selection and sector overweight

Detracted

Detracted

Communication services

Stock selection

Financials

Stock selection and sector overweight

Detracted

7889989

MEIWFG11-06/26

NYLI Winslow Focused Large Cap Growth ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Winslow Focused Large Cap Growth ETF - NAV 22,298	Russell 3000® Index19,940	Russell 1000® Growth Index22,616
6/23/2022	10,000	10,000	10,000
4/23	11,812	11,171	11,469
4/24	16,219	13,662	15,117
4/25	18,801	15,220	17,313
4/26	22,298	19,940	22,616

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	6/23/2022	18.60%	23.12%
Russell 3000® IndexFootnote Reference1		31.01%	19.60%
Russell 1000® Growth IndexFootnote Reference2		30.63%	23.57%
Footnote	Description
Footnote1	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote2	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889989

MEIWFG11-06/26

NYLI Winslow Focused Large Cap Growth ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$57,427,468
Total number of portfolio holdings	30
Total advisory fees paid	$116,501
Portfolio turnover rate	54%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
NVIDIA Corp.	14.3%
Microsoft Corp.	9.1%
Apple, Inc.	8.6%
Alphabet, Inc., Class C	8.3%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	4.7%
GE Vernova, Inc.	4.4%
Meta Platforms, Inc., Class A	4.1%
Trane Technologies PLC	3.7%
Analog Devices, Inc.	3.4%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	51.5%
Communication Services	13.6%
Industrials	12.5%
Consumer Discretionary	11.6%
Health Care	5.5%
Financials	4.9%
Short-Term Investments	0.5%
Other	(0.1)%

7889989

MEIWFG11-06/26

NYLI Winslow Focused Large Cap Growth ETF | 3

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.46% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889989

MEIWFG11-06/26

NYLI Winslow Focused Large Cap Growth ETF | 4

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has one “audit committee financial expert” serving on its Audit Committee. The Audit Committee financial expert is Michael A. Pignataro. Mr. Pignataro is “independent” (as defined by Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $276,000 for 2026 and $229,690 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $25,000 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2026 and $0 for 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Per Rule 2-01(c)(7)(i)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $22,445,861 for the fiscal year ended April 30, 2026, and (ii) $10,476,000 for the fiscal year ended April 30, 2025.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2026 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Michael A. Pignataro, Michelle A. Kinch, Lofton Holder and Paul D. Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI CBRE Real Assets ETF (IQRA)

NYLI MacKay Core Plus Bond ETF (CPLB)

NYLI MacKay High Income ETF (IQHI)

NYLI MacKay Securitized Income ETF (SECR)

NYLI MacKay Muni Allocation ETF (MMMA)

NYLI MacKay Muni Insured ETF (MMIN)

NYLI MacKay Muni Short Duration ETF (MMSD)

NYLI MacKay Muni Intermediate ETF (MMIT)

NYLI MacKay California Muni Intermediate ETF (MMCA)

NYLI Winslow Large Cap Growth ETF (IWLG)

NYLI Winslow Focused Large Cap Growth ETF (IWFG)

New York Life Investments Active ETF Trust

Annual Report - Financial Statements and Other Information

April 30, 2026

Table of Contents

Schedules of Investments
NYLI CBRE Real Assets ETF	3
NYLI MacKay Core Plus Bond ETF	5
NYLI MacKay High Income ETF	26
NYLI MacKay Securitized Income ETF	35
NYLI MacKay Muni Allocation ETF	48
NYLI MacKay Muni Insured ETF	51
NYLI MacKay Muni Short Duration ETF	59
NYLI MacKay Muni Intermediate ETF	64
NYLI MacKay California Muni Intermediate ETF	83
NYLI Winslow Large Cap Growth ETF	87
NYLI Winslow Focused Large Cap Growth ETF	89
Statements of Assets and Liabilities	90
Statements of Operations	93
Statements of Changes in Net Assets	96
Financial Highlights	102
Notes to Financial Statements	113
Report of Independent Registered Public Accounting Firm	131
Supplemental Information	132
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	133
Proxy Disclosures for Open-End Management Investment Companies	133
Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies	133
Board Review of Investment Advisory Agreements	134

See notes to financial statements.

Schedule of Investments — CBRE Real Assets ETF

April 30, 2026

	Shares	Value
Common Stocks — 99.2%
Communications — 0.6%
Cellnex Telecom SA*	222	$7,453
NETLINK NBN TRUST	40,746	32,314
Total Communications		39,767
Datacenters — 6.6%
Digital Realty Trust, Inc.	313	62,894
Equinix, Inc.	265	286,950
Iron Mountain, Inc.	840	105,832
Total Datacenters		455,676
Diversified — 0.6%
Infratil Ltd.	5,315	39,021
Diversified Property Holdings — 9.0%
Activia Properties, Inc.	20	17,919
Charter Hall Group	4,593	66,538
CK Asset Holdings Ltd.	5,473	34,136
Japan Prime Realty Investment Corp.	43	27,193
LondonMetric Property PLC	22,141	56,983
Merlin Properties Socimi SA	3,003	52,311
Mirvac Group	21,266	25,992
Mitsui Fudosan Co., Ltd.	9,900	107,683
Orix JREIT, Inc.	44	27,854
Sumitomo Realty & Development Co., Ltd.	2,026	62,614
Sun Hung Kai Properties Ltd.	5,289	91,686
Swire Properties Ltd.	15,717	50,158
Total Diversified Property Holdings		621,067
Healthcare Facilities — 10.1%
Aedifica SA	619	52,171
Janus Living, Inc., Class A-1*	2,144	56,259
Omega Healthcare Investors, Inc.	2,289	107,514
Primary Health Properties PLC	21,243	26,961
Welltower, Inc.	2,082	452,502
Total Healthcare Facilities		695,407
Industrial Properties — 6.7%
Americold Realty Trust, Inc.	2,485	30,392
EastGroup Properties, Inc.	492	98,990
First Industrial Realty Trust, Inc.	1,920	119,059
GLP J-Reit	58	50,152
Prologis, Inc.	645	91,603
STAG Industrial, Inc.	1,009	38,927
Warehouses De Pauw CVA	1,247	32,766
Total Industrial Properties		461,889
Midstream/Pipelines — 6.4%
Cheniere Energy, Inc.	134	36,843
Enbridge, Inc.	1,465	81,091
Kinder Morgan, Inc.	711	23,371
Pembina Pipeline Corp.	1,186	55,096
South Bow Corp.(a)	884	30,200
Targa Resources Corp.	304	79,064
Williams Cos., Inc. (The)	1,828	139,495
Total Midstream/Pipelines		445,160
Net Leased Properties — 2.1%
Gaming and Leisure Properties, Inc.	703	34,067
Getty Realty Corp.	1,160	38,419
VICI Properties, Inc.	2,402	70,139
Total Net Leased Properties		142,625

	Shares	Value
Common Stocks (continued)
Office Buildings — 1.3%
BXP, Inc.	601	$ 35,134
PSP Swiss Property AG	185	36,927
Sirius Real Estate Ltd.	12,328	16,769
Total Office Buildings		88,830
Residential — 2.9%
Centurion Accommodation REIT	77,300	66,766
TAG Immobilien AG	1,696	29,504
UDR, Inc.	2,957	107,458
Total Residential		203,728
Residential: Hotels — 0.9%
Host Hotels & Resorts, Inc.	2,937	62,059
Retail: Community Shopping Centers — 2.0%
Brixmor Property Group, Inc.	2,793	84,041
InvenTrust Properties Corp.	1,079	34,658
Link REIT	4,288	21,457
Total Retail: Community Shopping Centers		140,156
Retail: Enclosed Malls — 6.9%
CapitaLand Integrated Commercial Trust	19,900	36,876
Hammerson PLC	5,755	25,744
Klepierre SA	1,731	69,973
Simon Property Group, Inc.	1,049	213,692
Unibail-Rodamco-Westfield*	630	76,193
Vicinity Ltd.	30,938	55,829
Total Retail: Enclosed Malls		478,307
Self Storage Property — 1.2%
CubeSmart	1,092	44,204
Extra Space Storage, Inc.	265	37,983
Total Self Storage Property		82,187
Towers — 1.7%
American Tower Corp.	302	55,178
SBA Communications Corp.	283	62,600
Total Towers		117,778
Transportation — 11.9%
Aena SME SA(a)	1,636	44,600
Auckland International Airport Ltd.	6,983	33,918
Canadian National Railway Co.	930	104,246
Canadian Pacific Kansas City Ltd.	495	42,965
China Merchants Port Holdings Co., Ltd.	32,036	63,387
East Japan Railway Co.	1,400	30,268
Eiffage SA	243	39,052
Ferrovial SE	1,043	71,501
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,687	117,285
Jiangsu Expressway Co., Ltd., Class H	24,074	32,667
Norfolk Southern Corp.	265	83,695
Transurban Group	3,705	37,292
Union Pacific Corp.	196	52,818
Vinci SA	479	72,203
Total Transportation		825,897

See notes to financial statements.

Schedule of Investments — CBRE Real Assets ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Utilities — 28.3%
AES Corp. (The)	773	$ 11,170
Atmos Energy Corp.	673	127,856
CenterPoint Energy, Inc.	834	36,404
Chesapeake Utilities Corp.	234	29,512
Chubu Electric Power Co., Inc.	819	14,062
CLP Holdings Ltd.	7,231	69,322
CMS Energy Corp.(a)	258	19,799
Constellation Energy Corp.	65	20,345
E.ON SE	5,325	117,996
Enel SpA	6,804	79,208
Entergy Corp.	845	99,634
Essential Utilities, Inc.	868	33,158
Evergy, Inc.	862	71,408
Iberdrola SA	2,241	52,445
Kansai Electric Power Co., Inc. (The)(a)	3,322	53,114
National Grid PLC	6,692	119,323
NextEra Energy, Inc.	754	73,801
OGE Energy Corp.	953	46,506
PG&E Corp.	4,133	68,690
PPL Corp.(a)	2,964	110,972
Public Service Enterprise Group, Inc.	974	79,537
Severn Trent PLC	1,231	54,682
Southern Co. (The)	603	58,310
SSE PLC	3,400	122,016
WEC Energy Group, Inc.(a)	1,522	179,505
Xcel Energy, Inc.	2,522	209,200
Total Utilities		1,957,975
Total Common Stocks
(Cost $5,619,201)		6,857,529

	Shares	Value
Short-Term Investments — 2.2%
Money Market Funds — 2.2%
BlackRock Liquidity FedFund, 3.54%(b)	54,452	$ 54,452
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(b)(c)	95,552	95,552
Total Short-Term Investments (Cost $150,004)		150,004
Total Investments — 101.4% (Cost $5,769,205)		7,007,533
Other Assets and Liabilities, Net — (1.4)%		(96,893)
Net Assets — 100.0%		6,910,640

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $363,558; total market value of collateral held by the Fund was $372,492. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $276,940.

(b)Reflects the 1-day yield at April 30, 2026.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,857,529	$—	$—	$6,857,529
Short-Term Investments:
Money Market Funds	150,004	—	—	150,004
Total Investments in Securities	$7,007,533	$—	$—	$7,007,533

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF

April 30, 2026

	Principal Amount	Value
Long-Term Bonds — 97.5%
Bank Loans — 0.9%
Auto Parts & Equipment — 0.1%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
6.402%, (1 Month CME SOFR + 2.75%), due 1/28/32(a)	$99,500	$99,935
RealTruck Group, Inc. First Out Term Loan
9.490%, (1 Month CME SOFR + 5.75%), due 1/31/31(a)	56,107	56,739
RealTruck Group, Inc. Second Out Tranche B Term Loan
9.740%, (1 Month CME SOFR + 6.00%), due 1/31/31(a)	247,856	141,526
		298,200
Commercial Services — 0.0%(b)
Camelot US Acquisition LLC Amendment No. 7 Incremental Term Loan
6.902%, (1 Month CME SOFR + 3.25%), due 1/31/31(a)	100,000	93,500

Diversified Financial Services — 0.0%(b)
Aretec Group, Inc. Term B-4 Loan
6.625%, (1 Month CME SOFR + 3.00%), due 8/9/30(a)	99,250	99,467

Electric — 0.2%
Talen Energy Supply, LLC 2024-1 Incremental Term B Loan
6.131%, (1 Month CME SOFR + 2.50%), due 12/15/31(a)	543,125	544,558

Food — 0.1%
B&G Foods, Inc. Term B-5 Term Loan
7.132%, (1 Month CME SOFR + 3.50%), due 10/10/29(a)	100,000	96,500
C&S Wholesale Grocers, LLC Term B Loan
8.625%, (1 Month CME SOFR + 5.00%), due 9/23/30(a)	99,500	96,484
Treehouse Foods, Inc. Term Loan B
7.888%, (1 Month CME SOFR + 4.25%), due 2/4/33(a)	100,000	100,687
		293,671
Healthcare-Services — 0.0%(b)
LifePoint Health, Inc. 2024-1 Refinancing Term Loan (First Lien)
7.423%, (3 Month CME SOFR + 3.75%), due 5/19/31(a)	100,000	99,575

Internet — 0.0%(b)
Arches Buyer, Inc. Refinancing Term Loan
6.975%, (1 Month CME SOFR + 3.25%), due 12/6/27(a)	98,956	98,724

	Principal Amount	Value
Bank Loans (continued)
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc., Facility B
6.645%, (1 Month CME SOFR + 2.75%), due 4/30/30(a)	$198,007	$199,658

Media — 0.0%(b)
Gray Television, Inc. Term D Loan
6.764%, (1 Month CME SOFR + 3.00%), due 12/1/28(a)	53,391	53,461

Mining — 0.1%
American Rock Salt Co., LLC Initial Loan (First Lien)
7.924%, (3 Month CME SOFR + 4.00%), due 6/12/28(a)	196,899	176,471

Pharmaceuticals — 0.0%(b)
1261229 B.C. Ltd. Initial Term Loan
9.889%, (1 Month CME SOFR + 6.25%), due 10/8/30(a)	99,749	96,881

Retail — 0.2%
Great Outdoors Group, LLC Term B-3 Loan
6.875%, (1 Month CME SOFR + 3.25%), due 1/23/32(a)	493,750	496,116

Software — 0.1%
Cloud Software Group, Inc. Tenth Amendment Tranche B-1 Term Loan
6.896%, (3 Month CME SOFR + 3.25%), due 8/16/32(a)	124,375	114,714

Transportation — 0.0%(b)
NA Rail Hold Co. LLC Tranche B-4 Term Loan
6.158%, (3 Month CME SOFR + 2.50%), due 3/8/32(a)	99,250	99,250

Total Bank Loans
(Cost $2,841,552)		2,764,246

Collateralized Loan Obligations — 1.4%
AGL CLO 17 Ltd., (Cayman Islands)
Series 2022-17A BR
5.072%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	700,000	699,990
BCC Middle Market CLO LLC
Series 2025-1A A1
5.300%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	435,000	433,948
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R
5.225%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	400,000	399,838

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Collateralized Loan Obligations (continued)
Diameter Capital CLO 5 Ltd., (Cayman Islands)
Series 2023-5A A1R
4.913%, (3 Month CME SOFR + 1.24%), due 1/15/39(a)	$700,000	$ 701,050
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR
5.242%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	600,000	599,991
Golub Capital CLO 86B Ltd., (Cayman Islands)
Series 2026-86A C
5.300%, (3 Month CME SOFR + 1.70%), due 1/25/39(a)	300,000	299,316
Golub Capital Partners CLO 78M
Series 2025-78A A1
5.052%, (3 Month CME SOFR + 1.38%), due 4/21/39(a)	600,000	595,350
Sixth Street CLO XIV Ltd., (Cayman Islands)
Series 2019-14A A1R2
4.822%, (3 Month CME SOFR + 1.15%), due 1/20/38(a)	700,000	699,671
Total Collateralized Loan Obligations
(Cost $4,432,725)		4,429,154

Collateralized Mortgage Obligations — 6.7%
Mortgage Securities — 6.7%
Agate Bay Mortgage Trust
Series 2015-5 B3
3.573%, due 7/25/45(a)(c)	129,711	102,937
Aspire Mortgage Trust 2026-1
Series 2026-1 A1
4.855%, due 1/25/66(a)(c)	485,713	482,788
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A
4.300%, due 8/1/53	278,867	274,618
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1
4.369%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	31,455	28,009
Citigroup Mortgage Loan Trust
Series 2025-4 A2
5.500%, due 10/25/55(a)(c)	310,046	308,605
CLIP 2026-NQM1 Trust
Series 2026-NQM1 A1
5.221%, due 5/25/71(a)(c)	615,000	614,627
Connecticut Avenue Securities
Series 2025-R01 1B1
5.345%, (1 Month SOFR + 1.70%), due 1/25/45(a)	770,000	766,635
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1
13.010%, (1 Month SOFR + 9.36%), due 11/25/39(a)	568,467	591,313
Series 2020-SBT1 1B1
10.510%, (1 Month SOFR + 6.86%), due 2/25/40(a)	1,050,000	1,090,458
Series 2021-R03 1B2
9.145%, (1 Month SOFR + 5.50%), due 12/25/41(a)	485,000	496,791

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2022-R01 1B2
9.645%, (1 Month SOFR + 6.00%), due 12/25/41(a)	$425,000	$ 436,853
Series 2022-R02 2B2
11.295%, (1 Month SOFR + 7.65%), due 1/25/42(a)	490,000	511,207
Series 2022-R07 1M2
8.295%, (1 Month SOFR + 4.65%), due 6/25/42(a)	100,000	104,029
Series 2022-R08 1B1
9.245%, (1 Month SOFR + 5.60%), due 7/25/42(a)	865,000	910,412
Series 2023-R03 2M2
7.545%, (1 Month SOFR + 3.90%), due 4/25/43(a)	275,000	287,449
Series 2023-R07 2M2
6.895%, (1 Month SOFR + 3.25%), due 9/25/43(a)	540,000	554,826
Series 2024-R02 1B1
6.145%, (1 Month SOFR + 2.50%), due 2/25/44(a)	220,000	222,746
Series 2024-R03 2M2
5.595%, (1 Month SOFR + 1.95%), due 3/25/44(a)	200,000	201,812
Series 2024-R05 2B1
5.645%, (1 Month SOFR + 2.00%), due 7/25/44(a)	1,340,000	1,340,844
GS Mortgage-Backed Securities Trust
Series 2023-PJ1 A4
3.500%, due 2/25/53(a)(c)	441,544	396,625
HarborView Mortgage Loan Trust
Series 2005-2 2A1A
4.215%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	53,487	51,967
J.P. Morgan Mortgage Trust
Series 2021-4 B1
2.888%, due 8/25/51(a)(c)	1,403,232	1,173,708
Series 2022-1 B3
3.083%, due 7/25/52(a)(c)	715,036	582,676
Series 2024-INV1 A4
6.000%, due 4/25/55(a)(c)	341,553	342,574
J.P. Morgan Mortgage Trust 2026-ACES1
Series 2026-ACES1 A2
5.161%, due 4/25/66(a)(c)	465,000	459,576
J.P. Morgan Mortgage Trust Series 2025-NQM4
Series 2025-NQM4 A1F
4.845%, (1 Month SOFR + 1.20%), due 3/25/66(a)	432,542	432,130
Mill City Mortgage Loan Trust
Series 2018-3 B2
3.250%, due 8/25/58(a)(c)	1,092,671	839,935
Mill City Mortgage Loan Trust 2018-3
Series 2018-3 B1
3.250%, due 8/25/58(a)(c)	406,134	340,319

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE
11.260%, (1 Month SOFR + 7.61%), due 3/25/50(a)	$200,000	$ 206,389
OBX Trust
Series 2019-INV2 A5
4.000%, due 5/27/49(a)(c)	229,060	214,014
Series 2022-J1 A14
2.500%, due 2/25/52(a)(c)	707,443	576,791
RCKT Mortgage Trust
Series 2021-5 A1
2.500%, due 11/25/51(a)(c)	4,142,698	3,423,994
STACR Trust
Series 2018-HRP1 B2
15.510%, (1 Month SOFR + 11.86%), due 5/25/43(a)	395,730	466,999
Towd Point Mortgage Trust
Series 2026-1 A1A
4.106%, due 1/25/66(a)(c)	482,346	477,834
UWM Mortgage Trust
Series 2021-INV5 A14
3.000%, due 1/25/52(a)(c)	824,927	705,055
Verus Securitization Trust 2025-R2
Series 2025-R2 A1
5.086%, due 7/25/67(a)(c)	606,594	604,046
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B
4.649%, (1 Month CME SOFR + 0.99%), due 11/25/34(a)	32,445	31,658
Total Collateralized Mortgage Obligations (Cost $20,756,624)		20,653,249

Commercial Asset-Backed Securities — 7.5%
Asset Backed Securities — 7.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G
11.395%, due 9/15/32	391,093	398,059
American Credit Acceptance Receivables Trust 2026-2
Series 2026-2 D
5.180%, due 6/8/32	580,000	577,316
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C
5.445%, (1 Month SOFR + 1.80%), due 6/25/47(a)	296,789	297,819
Bridgecrest Lending Auto Securitization Trust
Series 2025-3 E
6.620%, due 5/17/32	775,000	775,014
Carmax Select Receivables Trust 2025-B
Series 2025-B E
6.890%, due 9/15/32	605,000	605,543
CF Hippolyta Issuer LLC
Series 2020-1 A2
1.990%, due 7/15/60	531,092	433,754

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Series 2020-1 B1
2.280%, due 7/15/60	$ 845,485	$ 519,090
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-4A A2
5.522%, due 12/20/55	515,000	519,079
DataBank Issuer II LLC
Series 2025-1A B
5.669%, due 9/27/55	520,000	507,267
Exeter Automobile Receivables Trust
Series 2022-2A E
6.340%, due 10/15/29	615,000	595,011
Series 2023-4A D
6.950%, due 12/17/29	260,000	265,111
Series 2025-3A D
5.570%, due 10/15/31	225,000	227,011
Series 2025-4A E
6.990%, due 4/15/33	440,000	441,204
Flagship Credit Auto Trust
Series 2021-3 E
3.320%, due 12/15/28	890,000	766,168
Series 2022-1 D
3.640%, due 3/15/28	780,000	765,261
Series 2022-2 D
5.800%, due 4/17/28	729,000	621,223
Flexential Issuer LLC
Series 2025-1A C
8.540%, due 10/25/60	460,000	465,491
Ford Credit Auto Owner Trust
Series 2023-1 D
6.260%, due 8/15/35	425,000	432,228
GLS Auto Receivables Issuer Trust
Series 2022-3A E
8.350%, due 10/15/29	425,000	440,115
Series 2024-3A D
5.530%, due 2/18/31	660,000	666,631
Hertz Vehicle Financing III LLC
Series 2025-6A A
4.890%, due 5/25/32	735,000	732,731
Home Partners of America
Series 2021-2 B
2.302%, due 12/17/26	95,935	94,392
HPEFS Equipment Trust
Series 2024-1A D
5.820%, due 11/20/31	260,000	261,961
Kinetic ABS Issuer LLC
Series 2026-1A A2
5.219%, due 2/25/56	580,000	578,160
LAD Auto Receivables Trust
Series 2024-3A D
5.180%, due 2/17/32	885,000	885,775
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1
4.947%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	650,000	651,121
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1
1.910%, due 10/20/61	420,000	352,800

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Series 2021-1 B1
2.410%, due 10/20/61	$865,000	$514,675
Octagon Investment Partners 49 Ltd., (Cayman Islands)
Series 2020-5A ARR
4.793%, (3 Month CME SOFR + 1.12%), due 4/15/37(a)	450,000	448,702
OneMain Direct Auto Receivables Trust
Series 2019-1A D
4.680%, due 4/14/31	385,000	385,001
Progress Residential Trust
Series 2025-SFR3 D
3.390%, due 7/17/42	540,000	492,331
QTS Issuer ABS II LLC
Series 2026-3A A2
6.156%, due 1/5/56	545,000	538,548
Retained Vantage Data Centers Issuer LLC
Series 2023-1A A2A
5.000%, due 9/15/48	435,000	432,883
RIN V LLC
Series 2023-2A A1R
5.009%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	650,000	650,284
RIN XIII LLC
Series 2026-1A A1
4.950%, (3 Month CME SOFR + 1.29%), due 4/15/39(a)	450,000	450,450
Santander Drive Auto Receivables Trust 2025-1
Series 2025-1 D
5.430%, due 3/17/31	430,000	433,872
Santander Drive Auto Receivables Trust 2026-1
Series 2026-1 D
4.750%, due 4/15/32	585,000	576,339
Shentel Issuer LLC
Series 2025-1A A2
5.640%, due 12/20/55	565,000	571,134
Subway Funding LLC
Series 2024-1A A2I
6.028%, due 7/30/54	650,100	654,827
Switch ABS Issuer LLC
Series 2025-2A B
6.244%, due 10/25/55	410,000	393,721
Tricon American Homes
Series 2020-SFR1 A
1.499%, due 7/17/38	266,319	264,541
Tricon Residential 2024-SFR4 Trust
Series 2024-SFR4 A
4.300%, due 11/17/41	488,006	479,376
Wendy’s Funding LLC
Series 2018-1A A2II
3.884%, due 3/15/48	403,566	394,988

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Zayo Issuer LLC
Series 2025-1A A2
5.648%, due 3/20/55	$840,000	$ 847,409
Series 2025-3A A2
5.570%, due 10/20/55	710,000	706,746
Total Commercial Asset-Backed Securities (Cost $23,760,905)		23,111,162

Commercial Mortgage-Backed Securities — 8.0%
Mortgage Securities — 8.0%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ A
2.848%, due 8/14/34	735,000	610,065
BAMLL Commercial Mortgage Securities Trust 2014-520M
Series 2014-520M A
4.325%, due 8/15/46(a)(c)	475,000	432,470
BANK
Series 2017-BNK7 C
4.103%, due 9/15/60(a)(c)	245,000	222,536
Series 2020-BN25 D
2.500%, due 1/15/63	490,000	368,079
Benchmark Mortgage Trust
Series 2019-B11 A5
3.542%, due 5/15/52	315,000	304,418
Series 2019-B14 C
3.898%, due 12/15/62(a)(c)	450,000	318,910
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-5MW A
4.830%, due 10/10/42(a)(c)	595,000	590,046
Series 2025-5MW C
5.633%, due 10/10/42(a)(c)	500,000	499,104
BMO Mortgage Trust
Series 2022-C1 111A
3.378%, due 2/17/55(a)(c)	840,000	798,792
BX Commercial Mortgage Trust
Series 2024-BRBK D
9.635%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	495,000	492,871
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC F
6.601%, (1 Month CME SOFR + 2.95%), due 4/15/34(a)	480,000	475,269
BX Commercial Mortgage Trust 2024-VLT5
Series 2024-VLT5 E
8.134%, due 11/13/46(a)(c)	555,000	579,856
BX Commercial Mortgage Trust 2026-VLT9
Series 2026-VLT9 C
6.205%, (1 Month CME SOFR + 2.55%), due 3/15/45(a)	480,000	478,950
BX Trust 2025-ARIA
Series 2025-ARIA C
5.701%, due 12/13/42(a)(c)	635,000	636,939

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
BX Trust 2025-LIFE
Series 2025-LIFE A
6.080%, due 6/13/47(a)(c)	$ 515,000	$ 514,208
BX Trust 2025-VLT7
Series 2025-VLT7 C
6.005%, (1 Month CME SOFR + 2.35%), due 7/15/44(a)	585,000	582,623
CD Mortgage Trust
Series 2017-CD4 D
3.300%, due 5/10/50	495,000	401,004
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 D
4.735%, due 5/10/58(a)(c)	617,007	598,750
CFK Trust
Series 2020-MF2 E
3.573%, due 3/15/39(a)(c)	775,000	601,043
Citigroup Commercial Mortgage Trust
Series 2018-B2 D
3.298%, due 3/10/51(a)(c)	1,120,000	846,581
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D
3.222%, due 11/10/47	293,837	186,589
COMM 2018-HCLV Mortgage Trust
Series 2018-HCLV A
4.951%, (1 Month CME SOFR + 1.30%), due 9/15/33(a)	500,000	470,492
COMM Mortgage Trust
Series 2016-DC2 D
4.011%, due 2/10/49(a)(c)	1,260,000	1,150,355
CSMC 2014-USA OA LLC
Series 2014-USA A2
3.953%, due 9/15/37	505,000	470,209
Durst Commercial Mortgage Trust 2025-151
Series 2025-151 D
7.018%, due 8/10/42(a)(c)	655,000	676,932
Extended Stay America Trust 2026-ESH2
Series 2026-ESH2 D
5.905%, (1 Month CME SOFR + 2.25%), due 2/15/43(a)	545,362	547,407
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2
6.896%, (1 Month SOFR + 3.25%), due 10/25/44(a)	780,000	791,414
GS Mortgage Securities Corp. Trust
Series 2012-BWTR A
2.954%, due 11/5/34	467,431	409,972
Series 2017-GPTX A
2.856%, due 5/10/34	513,367	457,651
GS Mortgage Securities Trust
Series 2015-GC30 B
4.094%, due 5/10/50(a)(c)	228,650	221,107
Hilton USA Trust 2016-SFP
Series 2016-SFP A
2.828%, due 11/5/35	485,000	407,405

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-SPRL D
6.551%, due 1/13/40(a)(c)	$ 345,000	$ 353,643
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A
5.069%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	350,000	328,607
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP
Series 2022-NLP A
4.501%, (1 Month CME SOFR + 0.85%), due 4/15/37(a)	544,779	540,013
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D
3.000%, due 6/13/52	155,000	121,433
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW C
2.413%, due 9/10/39(a)(c)	485,000	466,736
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22 D
4.104%, due 4/15/48(a)(c)	900,000	357,399
Morgan Stanley Capital I Trust
Series 2014-150E A
3.912%, due 9/9/32	1,050,000	987,377
Series 2015-420 A
7.982%, due 10/12/50	384,394	389,346
Morgan Stanley Capital I Trust 2021-230P
Series 2021-230P A
4.938%, (1 Month CME SOFR + 1.28%), due 12/15/38(a)	325,000	314,844
MSWF Commercial Mortgage Trust
Series 2023-2 AS
6.491%, due 12/15/56(a)(c)	395,000	423,830
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE A
5.234%, (1 Month CME SOFR + 1.58%), due 7/15/36(a)	381,986	374,178
NCMF Trust
Series 2025-MFS D
6.839%, due 6/10/33(a)(c)	925,000	930,192
NYC Commercial Mortgage Trust 2025-1155
Series 2025-1155 E
7.603%, due 6/10/42(a)(c)	635,000	629,734
ROCK Trust 2024-CNTR
Series 2024-CNTR C
6.471%, due 11/13/41	455,000	469,960
SG Commercial Mortgage Securities Trust
Series 2016-C5 B
3.933%, due 10/10/48	400,000	381,163

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
SKY Trust 2025-LINE
Series 2025-LINE B
7.342%, (1 Month CME SOFR + 3.69%), due 4/15/42(a)	$ 359,669	$ 360,117
UBS Commercial Mortgage Trust
Series 2018-C9 C
5.107%, due 3/15/51(a)(c)	550,000	375,006
Wells Fargo Commercial Mortgage Trust
Series 2017-C40 D
2.700%, due 10/15/50	635,000	557,261
Total Commercial Mortgage-Backed Securities (Cost $24,427,762)		24,502,886

Corporate Bonds — 46.0%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.750%, due 4/15/28	105,000	105,754
Lamar Media Corp.
4.000%, due 2/15/30	75,000	71,915
4.875%, due 1/15/29	300,000	297,866
5.375%, due 11/1/33	75,000	74,204
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	150,000	149,778
		699,517
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC
6.750%, due 3/15/29	140,000	144,221
TransDigm, Inc.
6.000%, due 1/15/33	100,000	100,956
6.125%, due 7/31/34	80,000	80,088
6.375%, due 5/31/33	300,000	302,307
6.750%, due 8/15/28	1,000,000	1,013,508
6.750%, due 1/31/34	110,000	113,003
7.125%, due 12/1/31	100,000	103,627
		1,857,710
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, due 6/15/30	200,000	201,735

Airlines — 0.9%
American Airlines Class B Pass Through Trust
Series 2021-1, B
3.950%, due 7/11/30	202,075	192,710
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	15,000	15,010
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A
2.900%, due 3/15/35	758,658	699,417
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.750%, due 10/20/28	879,167	879,861

	Principal Amount	Value
Corporate Bonds (continued)
Airlines (continued)
JetBlue Class AA Pass Through Trust
Series 2019-1, AA
2.750%, due 5/15/32	$ 697,977	$ 616,568
United Airlines Class A Pass Through Trust
Series 20-1, A
5.875%, due 10/15/27	166,467	169,436
United Airlines Holdings, Inc.
5.375%, due 3/1/31	75,000	73,921
		2,646,923
Apparel — 0.0%(b)
William Carter Co. (The)
7.375%, due 2/15/31(d)	40,000	41,118

Auto Manufacturers — 1.5%
American Honda Finance Corp.
5.150%, due 7/9/32	715,000	717,714
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	750,928
6.054%, due 11/5/31	345,000	349,970
7.200%, due 6/10/30	390,000	412,590
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	573,200
4.300%, due 4/6/29	365,000	361,451
5.625%, due 4/4/32	715,000	733,449
JB Poindexter & Co., Inc.
8.750%, due 12/15/31	280,000	290,148
Toyota Motor Credit Corp.
Series B
4.600%, due 3/11/33	430,000	424,020
		4,613,470
Auto Parts & Equipment — 0.8%
American Axle & Manufacturing, Inc.
7.750%, due 10/15/33	65,000	63,461
Cooper-Standard Automotive, Inc.
9.250%, due 3/1/31	140,000	134,525
Cyprium Corp. / Cyprium Holdings Luxembourg SARL
6.125%, due 4/15/31	100,000	100,690
6.375%, due 4/15/34	95,000	94,879
Garrett Motion Holdings, Inc. / Garrett LX I SARL
7.750%, due 5/31/32	90,000	93,966
IHO Verwaltungs GmbH, (Germany)
6.375%, due 5/15/29	125,000	125,562
7.375%, due 5/15/33	200,000	203,436
7.750%, due 11/15/30	500,000	515,258
8.000%, due 11/15/32	200,000	206,786
Qnity Electronics, Inc.
5.750%, due 8/15/32	175,000	176,684
6.250%, due 8/15/33	75,000	76,734
Realtruck Group, Inc.
6.250%, due 7/31/31	171,000	70,965
Tenneco, Inc.
8.000%, due 11/17/28	375,000	379,456
ZF North America Capital, Inc., (Germany)
7.500%, due 3/24/31	200,000	200,258
		2,442,660

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Banks — 6.1%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	$ 610,000	$ 625,305
Banco Santander SA, (Spain)
2.749%, due 12/3/30	200,000	180,911
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(a)	815,000	726,071
2.687%, (SOFR + 1.32%), due 4/22/32(a)	605,000	548,977
5.489%, (SOFR + 1.57%), due 4/23/37(a)	455,000	452,379
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/74(a)	810,000	782,864
5.207%, (SOFR + 1.51%), due 2/24/37(a)	215,000	208,945
5.367%, (SOFR + 1.23%), due 2/25/31(a)	400,000	407,180
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/74(a)	195,000	204,662
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	440,000	413,209
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/74(a)	350,000	347,812
BPCE SA, (France)
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	261,596
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	560,000	496,334
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	421,432
5.299%, (5 Year US CMT T-Note + 1.45%), due 1/29/36(a)	695,000	689,027
Deutsche Bank AG, (Germany)
4.725%, (SOFR + 1.14%), due 2/6/32(a)(d)	580,000	570,592
Deutsche Bank AG/New York NY, (Germany)
3.729%, (SOFR + 2.76%), due 1/14/32(a)	570,000	529,682
First Horizon Bank
5.750%, due 5/1/30	811,000	827,545
First Horizon Corp.
5.514%, (SOFR + 1.77%), due 3/7/31(a)	600,000	609,039
Huntington Bancshares, Inc.
5.605%, (5 Year US CMT T-Note + 1.35%), due 1/28/41(a)	390,000	381,103
6.141%, (5 Year US CMT T-Note + 1.70%), due 11/18/39(a)	755,000	769,273
Keybank National Association
4.900%, due 8/8/32	720,000	707,389
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(a)	240,000	255,155
Lloyds Banking Group PLC, (United Kingdom)
4.976%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), due 8/11/33(a)	305,000	304,324
M&T Bank Corp.
5.295%, (5 Year US CMT T-Note + 1.38%), due 4/18/36(a)	710,000	704,177
5.385%, (SOFR + 1.61%), due 1/16/36(a)	430,000	428,457

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	$1,050,000	$908,947
2.511%, (SOFR + 1.20%), due 10/20/32(a)	595,000	527,635
Santander Holdings USA, Inc.
6.499%, (SOFR + 2.36%), due 3/9/29(a)	855,000	881,632
Societe Generale SA, (France)
2.889%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.30%), due 6/9/32(a)	470,000	423,665
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/74(a)	675,000	647,737
UBS Group AG, (Switzerland)
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/74(a)	150,000	149,951
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	562,930
USB Realty Corp.
5.082%, (3 Month CME SOFR + 1.41%), due 4/15/75(a)	480,000	434,582
Western Alliance Bank
6.537%, (5 Year US CMT T-Note + 2.85%), due 11/15/35(a)	425,000	420,121
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	975,000	872,805
		18,683,445
Biotechnology — 0.3%
Amgen, Inc.
5.750%, due 3/2/63	725,000	692,923
BioMarin Pharmaceutical, Inc.
5.500%, due 2/15/34	100,000	99,297
GENMAB A/S/GENMAB FINANCE LLC, (Denmark)
6.250%, due 12/15/32	155,000	159,069
7.250%, due 12/15/33	75,000	78,200
		1,029,489
Building Materials — 0.5%
Builders FirstSource, Inc.
6.375%, due 3/1/34	100,000	99,504
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	375,000	383,917
James Hardie International Finance DAC
5.000%, due 1/15/28	200,000	199,372
Knife River Corp.
7.750%, due 5/1/31	400,000	415,335
Quikrete Holdings, Inc.
6.375%, due 3/1/32	315,000	319,970
6.750%, due 3/1/33	115,000	116,618
		1,534,716
Chemicals — 0.9%
ASP Unifrax Holdings, Inc.
11.175%, due 9/30/29	107,341	43,741
Celanese U.S. Holdings LLC
6.850%, due 11/15/28(d)	113,000	118,191
7.050%, due 11/15/30	100,000	107,342
7.200%, due 11/15/33	100,000	108,119
7.330%, due 7/15/29	50,000	52,454

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals (continued)
Dow Chemical Co. (The)
5.650%, due 3/15/36(d)	$550,000	$548,061
Eastman Chemical Co.
4.500%, due 2/20/31	415,000	407,591
GPD Cos., Inc.
12.500%, due 12/31/29	131,663	82,289
Innophos Holdings, Inc.
11.500%, due 6/15/29	305,000	281,362
NOVA Chemicals Corp., (Canada)
8.500%, due 11/15/28	300,000	311,091
Olympus Water U.S. Holding Corp.
7.250%, due 2/15/33	90,000	87,970
Perimeter Holdings LLC
6.250%, due 1/15/34	150,000	149,277
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29	255,000	251,277
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	135,000	134,281
		2,683,046
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
8.625%, due 6/15/29	175,000	182,778

Commercial Services — 1.2%
APi Group DE, Inc.
4.125%, due 7/15/29	80,000	77,965
Belron UK Finance PLC, (United Kingdom)
5.750%, due 10/15/29	200,000	202,008
Block, Inc.
5.625%, due 8/15/30	85,000	85,086
6.000%, due 8/15/33	100,000	99,807
6.500%, due 5/15/32	100,000	101,905
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	300,000	289,743
4.875%, due 7/1/29	425,000	385,438
CompoSecure Holdings LLC
5.625%, due 2/1/33	175,000	171,533
Dcli Bidco LLC
7.750%, due 11/15/29	85,000	87,321
Global Payments, Inc.
4.875%, due 11/15/30	535,000	525,814
Graham Holdings Co.
5.625%, due 12/1/33	200,000	197,961
Herc Holdings, Inc.
5.750%, due 3/15/31	25,000	25,060
Korn Ferry
4.625%, due 12/15/27	175,000	173,500
NES Fircroft Bondco A/S, (United Kingdom)
8.000%, due 9/30/29	125,000	127,178
NESCO Holdings II, Inc.
5.500%, due 4/15/29	150,000	149,252
OT Midco, Inc.
10.000%, due 2/15/30	125,000	48,750
Raven Acquisition Holdings LLC
6.875%, due 11/15/31	75,000	74,243

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
TriNet Group, Inc.
3.500%, due 3/1/29	$200,000	$185,905
United Rentals North America, Inc.
3.875%, due 2/15/31	100,000	94,697
4.875%, due 1/15/28	350,000	349,382
5.375%, due 11/15/33	120,000	118,654
Williams Scotsman, Inc.
4.625%, due 8/15/28	150,000	148,489
6.625%, due 4/15/30	50,000	51,496
		3,771,187
Computers — 0.2%
Amentum Holdings, Inc.
7.250%, due 8/1/32	125,000	129,389
CACI International, Inc.
6.375%, due 6/15/33	250,000	255,763
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	340,000	256,177
Insight Enterprises, Inc.
6.625%, due 5/15/32	60,000	59,513
		700,842
Cosmetics/Personal Care — 0.7%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, due 1/15/29	1,420,000	1,375,334
Edgewell Personal Care Co.
5.500%, due 6/1/28	300,000	299,385
Perrigo Finance Unlimited Co.
Series USD
6.125%, due 9/30/32	125,000	117,621
Prestige Brands, Inc.
3.750%, due 4/1/31	300,000	277,098
5.125%, due 1/15/28	100,000	99,852
		2,169,290
Distribution/Wholesale — 0.3%
Gates Corp.
6.875%, due 7/1/29	200,000	205,747
RB Global Holdings Inc, (Canada)
7.750%, due 3/15/31	500,000	519,140
Velocity Vehicle Group LLC
8.000%, due 6/1/29	95,000	93,484
		818,371
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	192,716
Aircastle Ltd. / Aircastle Ireland DAC
5.000%, due 9/15/30	525,000	524,712
Ally Financial, Inc.
5.548%, (SOFR + 1.78%), due 7/31/33(a)	630,000	626,119
6.992%, (SOFR + 3.26%), due 6/13/29(a)	465,000	483,602
Series C
4.700%, (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.48%), due 8/15/74(a)(d)	330,000	317,489
Apollo Global Management, Inc.
5.700%, due 3/30/36	65,000	65,243

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Aretec Group, Inc.
7.500%, due 4/1/29	$125,000	$125,156
10.000%, due 8/15/30	210,000	222,412
Avolon Holdings Funding Ltd., (Ireland)
4.700%, due 1/30/31	390,000	383,097
5.750%, due 11/15/29	890,000	911,822
Cantor Fitzgerald LP
7.200%, due 12/12/28	490,000	511,534
Capital One Financial Corp.
4.722%, (SOFR + 1.15%), due 1/30/32(a)	470,000	464,423
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32	200,000	201,051
6.750%, due 5/1/33	60,000	61,639
7.125%, due 4/30/31	550,000	570,224
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	878,712
Osaic Holdings, Inc.
6.750%, due 8/1/32	210,000	213,296
8.000%, due 8/1/33	75,000	76,483
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	250,000	238,875
5.750%, due 9/15/31	100,000	95,164
6.750%, due 2/15/34	50,000	48,392
Planet Financial Group LLC
10.500%, due 12/15/29	100,000	97,191
Provident Funding Associates LP / PFG Finance Corp.
9.750%, due 9/15/29	100,000	104,139
Rocket Cos., Inc.
6.125%, due 8/1/30	130,000	131,928
6.375%, due 8/1/33	95,000	96,158
Stonex Escrow Issuer LLC
6.875%, due 7/15/32	155,000	160,261
StoneX Group, Inc.
7.875%, due 3/1/31	375,000	394,850
Synchrony Financial
5.450%, (SOFR + 1.68%), due 3/6/31(a)	850,000	852,311
		9,048,999
Electric — 5.0%
AEP Texas, Inc.
3.450%, due 5/15/51	745,000	492,311
5.850%, due 10/15/55	255,000	245,175
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26	950,000	949,976
Alpha Generation LLC
6.750%, due 10/15/32	225,000	230,446
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	594,508
6.350%, due 12/15/32	665,000	709,893
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	720,000	596,596
Black Hills Corp.
4.550%, due 1/31/31	950,000	940,778
Clearway Energy Operating LLC
4.750%, due 3/15/28	425,000	422,298
5.750%, due 1/15/34	60,000	60,015

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Edison International
5.250%, due 3/15/32	$850,000	$838,702
7.875%, (5 Year US CMT T-Note + 3.66%), due 6/15/54(a)	335,000	345,566
Electricite de France SA, (France)
9.125%, (5 Year US CMT T-Note + 5.41%), due 12/31/49(a)	100,000	116,605
EUSHI Finance, Inc.
6.250%, (5 Year US CMT T-Note + 2.51%), due 4/1/56(a)	85,000	84,182
Evergy Kansas Central, Inc.
5.250%, due 3/15/35	1,250,000	1,259,953
Evergy Missouri West, Inc.
5.250%, due 12/15/35	245,000	241,685
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	382,995
Leeward Renewable Energy Operations LLC
4.250%, due 7/1/29	75,000	71,758
NRG Energy, Inc.
5.407%, due 10/15/35	340,000	333,475
5.750%, due 1/15/28	100,000	100,116
5.750%, due 1/15/34	135,000	134,003
5.875%, due 5/15/34	80,000	79,712
6.000%, due 2/1/33	250,000	251,933
6.000%, due 1/15/36	220,000	218,494
6.125%, due 5/15/36	125,000	124,528
6.250%, due 11/1/34	75,000	75,872
PacifiCorp
7.125%, (5 Year US CMT T-Note + 3.29%), due 8/15/56(a)	700,000	697,716
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	200,000	202,774
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	75,000	73,687
PG&E Corp.
6.850%, (5 Year US CMT T-Note + 3.23%), due 9/15/56(a)	65,000	64,987
7.375%, (5 Year US CMT T-Note + 3.88%), due 3/15/55(a)	100,000	102,856
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	816,501
Southern California Edison Co.
5.700%, due 3/1/53	270,000	247,315
Talen Energy Supply LLC
6.125%, due 5/1/31	230,000	230,410
6.250%, due 2/1/34	325,000	322,574
6.375%, due 5/1/33	250,000	250,325
6.500%, due 2/1/36	240,000	240,909
TransAlta Corp., (Canada)
5.875%, due 2/1/34	115,000	114,712
Virginia Electric and Power Co.
Series C
4.625%, due 5/15/52	500,000	413,706
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/75(a)	200,000	201,758

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Vistra Operations Co. LLC
5.250%, due 4/30/33	$390,000	$388,616
6.875%, due 4/15/32	100,000	104,397
VoltaGrid LLC
7.375%, due 11/1/30	175,000	181,636
XPLR Infrastructure Operating Partners LP
4.500%, due 9/15/27	50,000	49,633
7.250%, due 1/15/29	100,000	103,993
7.750%, due 4/15/34	50,000	52,408
8.375%, due 1/15/31	90,000	96,171
8.625%, due 3/15/33	75,000	80,371
Zorlu Enerji Elektrik Uretim A/S, (Turkey)
11.000%, due 4/23/30	420,000	371,506
		15,310,536
Electrical Components & Equipment — 0.1%
EnerSys
6.625%, due 1/15/32	150,000	154,362
WESCO Distribution, Inc.
5.250%, due 4/15/31	95,000	94,941
5.500%, due 4/15/34	55,000	54,859
		304,162
Electronics — 0.1%
Amphenol Corp.
5.300%, due 11/15/55	75,000	70,251
Sensata Technologies BV
5.875%, due 9/1/30	350,000	352,662
		422,913
Engineering & Construction — 0.3%
AECOM
6.000%, due 8/1/33	120,000	120,980
Arcosa, Inc.
4.375%, due 4/15/29	425,000	414,561
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	150,000	146,660
6.750%, due 1/15/34	140,000	138,388
		820,589
Entertainment — 1.1%
Boyne USA, Inc.
4.750%, due 5/15/29	250,000	244,393
Caesars Entertainment, Inc.
4.625%, due 10/15/29	75,000	72,389
6.000%, due 10/15/32	150,000	134,435
Churchill Downs, Inc.
5.500%, due 4/1/27	375,000	374,650
5.750%, due 4/1/30(d)	375,000	373,776
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	170,000	153,974
5.050%, due 3/15/42	115,000	82,056
Flutter Treasury DAC, (United Kingdom)
5.875%, due 6/4/31	200,000	199,252
Jacobs Entertainment, Inc.
6.750%, due 2/15/29	160,000	156,800
Light & Wonder International, Inc.
6.250%, due 10/1/33	100,000	99,171
7.500%, due 9/1/31	200,000	208,435

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Live Nation Entertainment, Inc.
4.750%, due 10/15/27	$500,000	$498,505
Merlin Entertainments Group U.S. Holdings, Inc., (United Kingdom)
7.375%, due 2/15/31	200,000	164,892
Motion Bondco DAC, (United Kingdom)
6.625%, due 11/15/27	140,000	134,387
Rivers Enterprise Borrower LLC
6.250%, due 10/15/30	200,000	203,454
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
6.625%, due 2/1/33	115,000	117,419
Vail Resorts, Inc.
6.500%, due 5/15/32	100,000	102,015
Voyager Parent LLC
9.250%, due 7/1/32	137,000	145,692
		3,465,695
Environmental Control — 0.1%
Clean Harbors, Inc.
6.375%, due 2/1/31	150,000	152,661
Luna 1.5 SARL, (Luxembourg)
12.000%, due 7/1/32	55,000	58,443
Waste Pro USA, Inc.
7.000%, due 2/1/33	85,000	86,590
		297,694
Food — 1.1%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.625%, due 3/31/32	50,000	49,326
5.750%, due 3/31/34	75,000	73,014
C&S Group Enterprises LLC
5.000%, due 12/15/28	85,000	79,287
Chobani LLC / Chobani Finance Corp., Inc.
6.375%, due 4/15/34	100,000	102,030
Grupo Nutresa SA, (Colombia)
8.000%, due 5/12/30	200,000	210,952
Industrial F&B Investments III, Inc.
7.750%, due 2/11/33	215,000	217,259
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	904,613
Performance Food Group, Inc.
4.250%, due 8/1/29	250,000	242,376
5.625%, due 3/1/34	75,000	73,437
6.125%, due 9/15/32	80,000	81,094
Post Holdings, Inc.
4.625%, due 4/15/30	75,000	72,865
6.250%, due 10/15/34	110,000	108,588
6.500%, due 3/15/36	50,000	49,671
Simmons Foods Inc/Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	300,000	289,448
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	155,728
4.250%, due 2/1/27	715,000	712,227

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
United Natural Foods, Inc.
6.750%, due 10/15/28	$119,000	$119,075
		3,540,990
Forest Products & Paper — 0.0%(b)
Mercer International, Inc., (Germany)
5.125%, due 2/1/29	395,000	158,000

Gas — 1.1%
AltaGas Ltd., (Canada)
7.200%, (5 Year US CMT T-Note + 3.57%), due 10/15/54(a)	135,000	140,257
Boston Gas Co.
3.757%, due 3/16/32	275,000	257,340
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	910,000	891,249
6.388%, due 9/15/33	225,000	239,261
National Fuel Gas Co.
5.950%, due 3/15/35	1,155,000	1,199,908
Southern California Gas Co.
6.000%, due 6/15/55	605,000	606,808
		3,334,823
Healthcare-Products — 0.3%
Abbott Laboratories
4.650%, due 3/15/36	420,000	407,862
5.500%, due 3/15/56	430,000	415,746
Neogen Food Safety Corp.
8.625%, due 7/20/30	75,000	78,850
		902,458
Healthcare-Services — 0.6%
Centene Corp.
3.375%, due 2/15/30	100,000	92,924
4.625%, due 12/15/29	75,000	73,117
DaVita, Inc.
4.625%, due 6/1/30	100,000	96,805
Encompass Health Corp.
4.625%, due 4/1/31	100,000	97,257
Global Medical Response, Inc.
7.375%, due 10/1/32	100,000	104,244
HealthEquity, Inc.
4.500%, due 10/1/29	125,000	121,327
IQVIA, Inc.
6.250%, due 6/1/32	240,000	244,415
LifePoint Health, Inc.
5.375%, due 1/15/29	90,000	86,806
7.000%, due 5/1/34	190,000	185,263
8.375%, due 2/15/32	110,000	115,411
9.875%, due 8/15/30	100,000	106,020
10.000%, due 6/1/32	190,000	194,465
Molina Healthcare, Inc.
6.500%, due 2/15/31	75,000	76,309
Tenet Healthcare Corp.
6.125%, due 6/15/30	400,000	402,378
		1,996,741
Holding Companies-Divers — 0.3%
Clue Opco LLC
9.500%, due 10/15/31	135,000	137,957

	Principal Amount	Value
Corporate Bonds (continued)
Holding Companies-Divers (continued)
Stena International SA, (Sweden)
7.625%, due 2/15/31	$750,000	$768,754
		906,711
Home Builders — 0.2%
Installed Building Products, Inc.
5.625%, due 2/1/34	110,000	109,454
Mattamy Group Corp., (Canada)
6.000%, due 12/15/33	155,000	148,810
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 2/15/28	100,000	98,817
4.750%, due 4/1/29	85,000	82,337
STL Holding Co. LLC
8.750%, due 2/15/29	85,000	88,202
Winnebago Industries, Inc.
6.250%, due 7/15/28	60,000	59,864
		587,484
Housewares — 0.4%
Central Garden & Pet Co.
5.125%, due 2/1/28	450,000	448,128
Newell Brands, Inc.
6.375%, due 5/15/30(d)	130,000	127,323
6.625%, due 5/15/32(d)	60,000	58,247
8.500%, due 6/1/28	70,000	73,147
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	210,000	195,393
4.375%, due 2/1/32	200,000	186,617
		1,088,855
Insurance — 0.7%
Asurion LLC/ Asurion Co-Issuer, Inc.
8.000%, due 12/31/32	125,000	130,574
8.375%, due 2/1/34	100,000	98,661
Belrose Funding Trust II
6.792%, due 5/15/55	650,000	656,093
Five Corners Funding Trust III
5.791%, due 2/15/33	545,000	565,719
HUB International Ltd.
7.250%, due 6/15/30	175,000	181,032
MGIC Investment Corp.
5.250%, due 8/15/28	250,000	249,806
Mineral Resources Ltd.
7.125%, due 6/1/31	75,000	74,418
Ryan Specialty LLC
5.875%, due 8/1/32	135,000	134,979
		2,091,282
Internet — 0.5%
Alphabet, Inc.
5.750%, due 2/15/66	255,000	248,098
Amazon.com, Inc.
5.800%, due 3/13/56	395,000	388,775
Arches Buyer, Inc.
4.250%, due 6/1/28	80,000	78,293
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32	140,000	129,829
7.000%, due 6/15/27	75,000	74,622

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Internet (continued)
Gen Digital, Inc.
6.750%, due 9/30/27	$55,000	$55,227
Go Daddy Operating Co LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	450,000	449,085
Meta Platforms, Inc.
5.625%, due 11/15/55	300,000	275,464
		1,699,393
Investment Companies — 0.0%(b)
Compass Group Diversified Holdings LLC
5.250%, due 4/15/29	133,818	126,638

Iron/Steel — 0.3%
Commercial Metals Co.
5.750%, due 11/15/33	92,000	92,154
6.000%, due 12/15/35	68,000	67,933
Mineral Resources Ltd., (Australia)
6.250%, due 5/1/34	60,000	59,246
7.000%, due 4/1/31	150,000	155,695
8.500%, due 5/1/30	350,000	360,517
9.250%, due 10/1/28	206,000	213,805
		949,350
Leisure Time — 0.3%
Carnival Corp.
5.750%, due 8/1/32	150,000	150,754
MajorDrive Holdings IV LLC
6.375%, due 6/1/29	85,000	71,076
Royal Caribbean Cruises Ltd.
4.750%, due 5/15/33	280,000	271,594
5.375%, due 1/15/36	295,000	289,841
		783,265
Lodging — 0.9%
Boyd Gaming Corp.
4.750%, due 6/15/31	125,000	120,472
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	100,000	91,548
4.000%, due 5/1/31	225,000	213,080
4.875%, due 1/15/30	500,000	496,334
5.500%, due 3/31/34	100,000	99,261
5.750%, due 9/15/33	100,000	100,671
Hyatt Hotels Corp.
5.250%, due 6/30/29	885,000	898,869
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	466,985
Wyndham Hotels & Resorts, Inc.
5.625%, due 3/1/33	140,000	138,538
		2,625,758
Machinery-Diversified — 0.1%
Columbus McKinnon Corp.
7.125%, due 2/1/33	100,000	100,571
Esab Corp.
5.625%, due 4/1/31	100,000	100,921
Maxim Crane Works Holdings Capital LLC
11.500%, due 9/1/28	135,000	140,896
		342,388

	Principal Amount	Value
Corporate Bonds (continued)
Media — 1.8%
Block Communications, Inc.
10.250%, due 3/1/31	$50,000	$46,293
Cable One, Inc.
1.125%, due 3/15/28	200,000	149,300
4.000%, due 11/15/30(d)	160,000	111,568
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	100,000	90,826
4.500%, due 5/1/32	635,000	557,630
4.750%, due 3/1/30	100,000	94,793
5.000%, due 2/1/28	200,000	197,653
CSC Holdings LLC
5.500%, due 4/15/27	250,000	210,886
5.750%, due 1/15/30	200,000	71,013
Directv Financing LLC
8.875%, due 2/1/30	150,000	152,771
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	82,000	82,061
Discovery Communications LLC
3.625%, due 5/15/30	80,000	75,207
EchoStar Corp.
6.750%, due 11/30/30	347,599	352,680
10.750%, due 11/30/29	100,000	108,575
Gray Media, Inc.
4.750%, due 10/15/30	100,000	80,053
9.625%, due 7/15/32	60,000	61,003
10.500%, due 7/15/29	36,000	38,221
LCPR Senior Secured Financing DAC, (Puerto Rico)
5.125%, due 7/15/29	200,000	129,630
6.750%, due 10/15/27	200,000	134,430
Nexstar Media, Inc.
4.750%, due 11/1/28	50,000	49,263
6.500%, due 9/15/33	220,000	221,693
7.250%, due 4/15/34	150,000	150,958
Paramount Global
4.200%, due 6/1/29	100,000	96,343
4.950%, due 1/15/31	125,000	117,914
6.875%, due 4/30/36(d)	100,000	93,025
Sinclair Television Group, Inc.
8.125%, due 2/15/33	125,000	129,446
Sirius XM Radio LLC
5.000%, due 8/1/27	334,000	333,039
5.875%, due 4/15/32	75,000	73,747
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	629,812
Univision Communications, Inc.
7.375%, due 6/30/30	70,000	69,933
8.875%, due 4/15/33	75,000	75,409
9.375%, due 8/1/32	115,000	119,008
Versant Media Group, Inc.
7.250%, due 1/30/31	240,000	249,183
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	200,000	192,973
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	225,000	211,652
		5,557,991

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30	$300,000	$304,308
Park-Ohio Industries, Inc.
8.500%, due 8/1/30	40,000	41,632
Vallourec SACA, (France)
7.500%, due 4/15/32	200,000	210,879
		556,819
Mining — 0.8%
Alumina Pty Ltd.
6.375%, due 9/15/32	200,000	205,632
Century Aluminum Co.
6.875%, due 8/1/32	205,000	212,214
Eldorado Gold Corp., (Turkey)
6.250%, due 9/1/29	200,000	199,576
IAMGOLD Corp., (Burkina Faso)
5.750%, due 10/15/28	275,000	273,305
PLS Group Ltd., (Australia)
6.875%, due 5/1/31	155,000	158,663
Skeena Resources Ltd., (Canada)
8.500%, due 4/1/31	210,000	219,864
Vedanta Resources Finance II PLC, (India)
10.875%, due 9/17/29	390,000	414,308
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	760,193
		2,443,755
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.
4.625%, due 5/15/30	50,000	48,476
6.375%, due 3/15/33	125,000	127,164
Axon Enterprise, Inc.
6.250%, due 3/15/33	100,000	102,616
Calderys Financing II LLC
11.750%, due 6/1/28	212,500	215,580
Calderys Financing LLC, (France)
11.250%, due 6/1/28	100,000	102,905
		596,741
Oil & Gas — 1.5%
Caturus Energy LLC
7.125%, due 5/15/31	75,000	75,207
Chord Energy Corp.
6.000%, due 10/1/30	50,000	50,965
Comstock Resources, Inc.
6.750%, due 3/1/29	105,000	104,963
Crescent Energy Finance LLC
7.750%, due 7/31/29	100,000	100,625
7.875%, due 4/15/32	50,000	51,835
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	180,000	189,814
Energean Israel Finance Ltd., (Israel)
5.375%, due 3/30/28(d)	95,000	93,439
Gulfport Energy Operating Corp.
6.750%, due 9/1/29	200,000	205,182
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 2/1/31	300,000	296,489

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Matador Resources Co.
6.000%, due 4/15/34	$140,000	$140,532
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	50,000	50,618
Murphy Oil Corp.
6.000%, due 10/1/32(d)	95,000	95,626
6.500%, due 2/15/34	70,000	70,540
Noble Finance II LLC
8.000%, due 4/15/30	250,000	260,017
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	100,000	99,913
9.875%, due 3/15/30(d)	55,000	59,098
Permian Resources Operating LLC
5.875%, due 7/1/29	450,000	450,365
Range Resources Corp.
4.750%, due 2/15/30	200,000	196,232
Rockcliff Energy II LLC
5.500%, due 10/15/29	250,000	246,598
Seadrill Finance Ltd., (Norway)
8.375%, due 8/1/30	150,000	157,248
SM Energy Co.
6.750%, due 8/1/29	100,000	102,580
Sunoco LP
4.625%, due 5/1/30	500,000	486,272
5.375%, due 7/15/31	140,000	139,344
Talos Production, Inc.
9.000%, due 2/1/29	300,000	312,968
9.375%, due 2/1/31	360,000	383,018
Transocean International Ltd.
8.750%, due 2/15/30	175,000	183,295
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29	100,000	102,920
		4,705,703
Oil & Gas Services — 0.3%
Archrock Services LP / Archrock Partners Finance Corp.
6.000%, due 2/1/34	115,000	115,749
Bristow Group, Inc.
6.750%, due 2/1/33	180,000	183,166
Kodiak Gas Services LLC
5.875%, due 4/1/31	175,000	176,272
6.500%, due 10/1/33	100,000	102,290
SESI LLC
7.875%, due 9/30/30	165,000	170,386
Tidewater, Inc.
9.125%, due 7/15/30	190,000	204,535
Weatherford International Ltd.
6.750%, due 10/15/33	100,000	103,744
		1,056,142
Pharmaceuticals — 0.9%
1261229 BC Ltd.
10.000%, due 4/15/32	95,000	98,114
Bausch Health Cos., Inc., (Canada)
11.000%, due 9/30/28	70,000	72,800
BellRing Brands, Inc.
7.000%, due 3/15/30	200,000	203,099

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
CVS Pass-Through Trust
5.926%, due 1/10/34	$100,936	$102,558
Endo Finance Holdings LP
8.500%, due 4/15/31	210,000	222,610
HLF Financing SARL LLC / Herbalife International, Inc.
7.750%, due 5/1/33	60,000	61,284
Jazz Securities DAC
4.375%, due 1/15/29	950,000	929,089
Organon & Co / Organon Foreign Debt Co.-Issuer BV
4.125%, due 4/30/28	575,000	567,517
5.125%, due 4/30/31	400,000	397,459
		2,654,530
Pipelines — 2.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 1/15/28	300,000	299,960
5.750%, due 10/15/33	100,000	99,802
Buckeye Partners LP
6.750%, due 2/1/30	100,000	103,449
6.875%, due 7/1/29	250,000	258,127
Cheniere Energy, Inc.
5.200%, due 7/30/36	425,000	420,156
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55	1,040,000	1,014,294
DT Midstream, Inc.
4.300%, due 4/15/32	605,000	578,916
Energy Transfer LP
6.500%, (5 Year US CMT T-Note + 2.68%), due 2/15/56(a)	110,000	110,297
Excelerate Energy LP
8.000%, due 5/15/30	150,000	159,073
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	635,000	581,936
Global Partners LP / GLP Finance Corp.
6.875%, due 1/15/29	150,000	151,378
7.125%, due 7/1/33	25,000	25,621
Hess Midstream Operations LP
5.500%, due 10/15/30	300,000	300,139
ITT Holdings LLC
6.500%, due 8/1/29	195,000	192,229
ONEOK, Inc.
6.250%, due 10/15/55	575,000	565,045
Plains All American Pipeline LP
Series B
8.024%, (3 Month CME SOFR + 4.37%), due 11/15/74(a)	550,000	549,748
Plains All American Pipeline LP / PAA Finance Corp.
5.600%, due 1/15/36	285,000	285,485
Prairie Acquiror LP
9.000%, due 8/1/29	75,000	78,320
South Bow Canadian Infrastructure Holdings Ltd., (Canada)
7.625%, (5 Year US CMT T-Note + 3.95%), due 3/1/55(a)	100,000	104,371

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28	$600,000	$598,555
6.000%, due 12/31/30	75,000	75,398
6.750%, due 3/15/34	90,000	91,961
TransMontaigne Partners LLC
8.500%, due 6/15/30	100,000	103,493
Venture Global Calcasieu Pass LLC
6.000%, due 5/1/36	100,000	100,778
Venture Global LNG, Inc.
7.000%, due 1/15/30	85,000	87,433
8.375%, due 6/1/31	420,000	437,906
9.875%, due 2/1/32	75,000	80,464
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30	60,000	61,877
6.500%, due 1/15/34	150,000	157,125
6.500%, due 6/15/34	40,000	41,857
6.750%, due 1/15/36	50,000	53,152
Western Midstream Operating LP
5.250%, due 2/1/50	485,000	410,915
		8,179,260
Real Estate — 0.1%
Alpha Star Holding IX Ltd., (United Arab Emirates)
7.000%, due 8/26/28	200,000	198,773

REITS — 1.6%
Alexandria Real Estate Equities, Inc.
5.250%, due 3/15/36	405,000	393,761
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	798,803
Blackstone Mortgage Trust, Inc.
7.750%, due 12/1/29	145,000	153,807
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	893,779
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	502,770
Iron Mountain, Inc.
5.250%, due 3/15/28	100,000	99,909
Millrose Properties, Inc.
6.250%, due 9/15/32	100,000	100,438
6.375%, due 8/1/30	100,000	101,276
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, due 10/15/27	100,000	97,500
8.500%, due 2/15/32	100,000	103,890
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	250,000	245,770
5.750%, due 3/15/34	75,000	74,550
6.500%, due 4/1/32	100,000	102,611
6.500%, due 6/15/33	80,000	82,401
7.250%, due 7/15/28	100,000	102,327
Starwood Property Trust, Inc.
5.750%, due 1/15/31	135,000	134,868
6.500%, due 7/1/30	100,000	102,455

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
REITS (continued)
Trust 2401, (Mexico)
7.375%, due 2/13/34	$685,000	$743,567
Vornado Realty LP
5.750%, due 2/1/33	90,000	90,153
		4,924,635
Retail — 1.4%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28	100,000	98,139
4.000%, due 10/15/30	500,000	475,679
6.125%, due 6/15/29	100,000	101,764
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	820,000	857,720
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	250,000	243,472
5.000%, due 2/15/32	100,000	95,893
AutoNation, Inc.
4.750%, due 6/1/30	313,000	311,629
Beacon Roofing Supply, Inc.
6.750%, due 4/30/32	200,000	204,008
Group 1 Automotive, Inc.
4.000%, due 8/15/28	200,000	194,723
Ken Garff Automotive LLC
4.875%, due 9/15/28	700,000	691,582
LCM Investments Holdings II LLC
4.875%, due 5/1/29	290,000	283,924
Lithia Motors, Inc.
5.500%, due 10/1/30	60,000	59,682
Papa John’s International, Inc.
3.875%, due 9/15/29	100,000	95,719
PetSmart LLC / PetSmart Finance Corp.
7.500%, due 9/15/32	110,000	111,386
Yum! Brands, Inc.
4.625%, due 1/31/32	400,000	384,823
5.375%, due 4/1/32	100,000	100,070
		4,310,213
Semiconductors — 0.3%
Amkor Technology, Inc.
5.875%, due 10/1/33	165,000	165,897
Foundry JV Holdco LLC
6.200%, due 1/25/37	595,000	626,636
		792,533
Software — 1.4%
Cloud Software Group, Inc.
6.500%, due 3/31/29	500,000	486,828
9.000%, due 9/30/29	100,000	98,189
Fair Isaac Corp.
6.250%, due 9/15/34	125,000	123,043
Fidelity National Information Services, Inc.
4.550%, due 3/10/29	455,000	453,223
MSCI, Inc.
3.875%, due 2/15/31	145,000	137,695
5.150%, due 3/15/36	145,000	140,468
OAK-Eagle Acquireco, Inc.
7.250%, due 7/1/33	250,000	257,604
8.750%, due 7/1/34	200,000	208,125

	Principal Amount	Value
Corporate Bonds (continued)
Software (continued)
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	$340,000	$306,080
4.125%, due 12/1/31	70,000	59,771
PTC, Inc.
4.000%, due 2/15/28	100,000	97,621
Salesforce, Inc.
5.550%, due 3/15/36	690,000	688,094
SS&C Technologies, Inc.
5.500%, due 9/30/27	500,000	499,562
6.500%, due 6/1/32	300,000	303,550
UKG, Inc.
6.875%, due 2/1/31	400,000	389,325
		4,249,178
Sovereign & Agency — 0.5%
Colombia Government International Bond, (Colombia)
7.750%, due 11/7/36(d)	675,000	711,113
Eagle Funding Luxco SARL, (Mexico)
5.500%, due 8/17/30	885,000	891,814
		1,602,927
Telecommunications — 1.2%
APLD ComputeCo 2 LLC
6.750%, due 3/15/31	190,000	188,110
APLD ComputeCo LLC
9.250%, due 12/15/30	115,000	123,612
AT&T, Inc.
3.500%, due 9/15/53	585,000	378,854
Bell Telephone Co. of Canada or Bell Canada, (Canada)
6.875%, (5 Year US CMT T-Note + 2.39%), due 9/15/55(a)	125,000	128,244
Black Pearl Compute LLC
6.125%, due 2/15/31	115,000	116,678
Cipher Compute LLC
7.125%, due 11/15/30	300,000	310,953
Connect Finco SARL / Connect U.S. Finco LLC, (United Kingdom)
9.000%, due 9/15/29	200,000	210,937
Core Scientific Finance I LLC
7.750%, due 5/15/31	395,000	394,014
Flash Compute LLC
7.250%, due 12/31/30	135,000	137,709
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	228,095
Rogers Communications, Inc., (Canada)
6.875%, (5 Year US CMT T-Note + 2.84%), due 7/31/56(a)	100,000	101,560
7.000%, (5 Year US CMT T-Note + 2.65%), due 4/15/55(a)	190,000	193,931
7.125%, (5 Year US CMT T-Note + 2.62%), due 4/15/55(a)	135,000	139,267
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31	200,000	196,230
TELUS Corp., (Canada)
6.375%, (5 Year US CMT T-Note + 2.69%), due 6/9/56(a)	60,000	60,007

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Total Play Telecomunicaciones SA de CV, (Mexico)
11.125%, due 12/31/32	$280,000	$261,769
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, due 4/15/28	100,000	99,616
6.500%, due 2/15/29	100,000	98,252
Viasat, Inc.
6.500%, due 7/15/28	90,000	89,646
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	100,000	104,288
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	150,000	158,655
		3,720,427
Transportation — 0.3%
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	100,000	102,349
Seaspan Corp., (Hong Kong)
5.500%, due 8/1/29	125,000	119,471
Star Leasing Co. LLC
7.625%, due 2/15/30	400,000	387,070
Watco Cos. LLC / Watco Finance Corp.
7.125%, due 8/1/32	375,000	389,457
		998,347
Total Corporate Bonds (Cost $141,527,481)		141,428,995

U.S. Government & Federal Agencies — 26.6%
Mortgage Securities — 15.4%
Fannie Mae Interest Strip
Series 2022-426 C32
1.500%, due 2/25/52(e)	2,478,101	233,333
Series 2023-429 C5
3.000%, due 10/25/52(e)	1,751,004	317,708
Series 2023-438 C34
6.000%, due 8/25/53(e)	963,975	219,059
Series 2024-440 C46
4.000%, due 10/25/53(e)	1,978,098	417,131
Fannie Mae Pool
Series 2020-FM5299
3.500%, due 11/1/50	212,390	194,020
Series 2021-MA4492
2.000%, due 12/1/51	357,214	287,360
Series 2021-MA4511
2.000%, due 1/1/52	251,935	202,468
Series 2022-CB3155
2.000%, due 3/1/52	347,707	278,902
Series 2022-MA4562
2.000%, due 3/1/52	2,426,929	1,949,663
Series 2023-FP0087
2.000%, due 10/1/50	1,557,244	1,256,095
Series 2023-FS3603
5.500%, due 8/1/53	549,977	560,038
Series 2023-FS5641
6.000%, due 8/1/53	349,194	358,093

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-MA4918
5.000%, due 2/1/53	$510,056	$504,993
Series 2023-MA4919
5.500%, due 2/1/53	381,027	384,516
Series 2023-MA5108
6.000%, due 8/1/53	771,830	791,768
Series 2023-MA5139
6.000%, due 9/1/53	320,888	328,449
Series 2024-FS7587
5.500%, due 4/1/54	535,541	544,653
Series 2024-FS8275
5.500%, due 6/1/54	1,683,287	1,694,705
Series 2024-FS9453
4.500%, due 8/1/53	740,147	716,116
Series 2024-MA5353
5.500%, due 5/1/54	431,990	434,622
Fannie Mae REMICS
Series 2016-19 SD
2.340%, (1 Month SOFR + 5.99%), due 4/25/46(a)(e)	1,027,766	86,765
Series 2016-57 SN
2.290%, (1 Month SOFR + 5.94%), due 6/25/46(a)(e)	489,221	50,372
Series 2019-32 SB
2.290%, (1 Month SOFR + 5.94%), due 6/25/49(a)(e)	802,352	83,077
Series 2020-57 LJ
2.000%, due 8/25/50	790,000	600,867
Series 2020-70 SD
2.490%, (1 Month SOFR + 6.14%), due 10/25/50(a)(e)	689,462	81,873
Series 2021-12 JI
2.500%, due 3/25/51(e)	548,328	85,796
Series 2021-3 TI
2.500%, due 2/25/51(e)	628,575	104,071
Series 2021-34 IS
0.180%, (1 Month SOFR + 2.91%), due 11/25/42(a)(e)	2,459,794	50,776
Series 2021-34 MI
2.500%, due 3/25/51(e)	1,157,655	151,253
Series 2021-54 HI
2.500%, due 6/25/51(e)	158,277	18,159
Series 2021-8 ID
3.500%, due 3/25/51(e)	1,291,679	276,709
Series 2022-10 SA
2.105%, (1 Month SOFR + 5.75%), due 2/25/52(a)(e)	710,565	79,933
Series 2023-24 OQ
0.000%, due 7/25/54(f)(g)	450,352	379,663
Series 2024-48 SB
2.255%, (1 Month SOFR + 5.90%), due 7/25/54(a)(e)	2,971,320	160,340
Series 2024-82 DS
1.505%, (1 Month SOFR + 5.15%), due 11/25/54(a)(e)	1,583,893	47,567
Series 2025-103 SA
2.185%, (1 Month SOFR + 5.83%), due 6/25/55(a)(e)	1,192,998	72,054

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2025-18 SM
3.455%, (1 Month SOFR + 7.10%), due 9/25/54(a)(e)	$569,193	$49,495
Series 2025-31 ZJ
5.000%, due 6/25/54	546,604	530,317
Series 2025-44 SD
1.455%, (1 Month SOFR + 5.10%), due 6/25/55(a)(e)	2,074,685	75,121
Freddie Mac Gold Pool
Series 2025-Z40283
3.500%, due 9/1/47	498,941	463,008
Series 2026-Z40295
3.500%, due 11/1/47	919,794	853,159
Series 2026-Z40296
3.000%, due 1/1/43	792,582	725,712
Freddie Mac Mscr Trust Mn10
Series 2025-MN10 M2
6.495%, (1 Month SOFR + 2.85%), due 2/25/45(a)	465,000	466,382
Freddie Mac Mscr Trust Mn13
Series 2026-MN13 B1
8.145%, (1 Month SOFR + 4.50%), due 3/25/46(a)	220,000	219,436
Series 2026-MN13 M2
6.595%, (1 Month SOFR + 2.95%), due 3/25/46(a)	285,000	285,609
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2
4.680%, due 10/25/31(a)(c)	1,260,000	1,277,136
Freddie Mac Pool
Series 2022-SD8199
2.000%, due 3/1/52	2,490,491	2,002,206
Series 2022-SD8215
4.000%, due 5/1/52	214,338	201,727
Series 2022-SD8257
4.500%, due 10/1/52	1,326,043	1,281,212
Series 2023-SD3392
5.500%, due 7/1/53	260,479	263,523
Series 2023-SD3770
2.500%, due 3/1/52	178,857	152,897
Series 2024-SD5040
5.500%, due 3/1/54	519,794	528,526
Series 2024-SD5184
4.000%, due 3/1/53	399,277	376,166
Series 2024-SD6766
5.500%, due 11/1/54	343,206	346,806
Series 2024-SD8407
5.000%, due 3/1/54	601,364	593,525
Series 2025-SL0849
6.000%, due 4/1/55	368,166	375,987
Series 2025-SL2053
6.000%, due 8/1/55	574,272	586,299
Freddie Mac REMICS
Series 2020-4988 LP
1.250%, due 6/25/50	610,759	482,705
Series 2020-4993 KS
2.290%, (1 Month SOFR + 5.94%), due 7/25/50(a)(e)	1,331,220	166,262

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-4994 TS
2.340%, (1 Month SOFR + 5.99%), due 7/25/50(a)(e)	$640,769	$79,137
Series 2020-5013 DI
3.000%, due 9/25/50(e)	1,434,051	256,091
Series 2020-5021 SA
0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(e)	712,289	13,916
Series 2020-5031 IQ
2.500%, due 10/25/50(e)	447,173	70,053
Series 2020-5038 IB
2.500%, due 10/25/50(e)	426,758	66,238
Series 2020-5040 IO
3.500%, due 11/25/50(e)	634,256	113,964
Series 2021-5070 PI
3.000%, due 8/25/50(e)	740,956	131,526
Series 2022-5191 IO
3.500%, due 9/25/50(e)	745,825	143,155
Series 2023-5304 UB
4.000%, due 2/25/52	304,574	284,284
Series 2023-5315 OQ
0.000%, due 1/25/55(f)(g)	401,301	330,022
Series 2023-5326 QO
0.000%, due 9/25/50(f)(g)	309,304	207,224
Series 2023-5328 JY
0.250%, due 9/25/50	664,468	462,125
Series 2023-5351 DO
0.000%, due 9/25/53(f)(g)	288,390	241,032
Series 2023-5351 EO
0.000%, due 10/25/53(f)(g)	207,286	169,227
Series 2023-5363
0.000%, due 12/25/53(f)(g)	235,450	199,138
Series 2024-5471 SK
1.705%, (1 Month SOFR + 5.35%), due 8/25/54(a)(e)	3,839,531	137,986
Series 2024-5472 SB
1.705%, (1 Month SOFR + 5.35%), due 11/25/54(a)(e)	4,280,053	163,495
Series 2025-5514 SA
1.455%, (1 Month SOFR + 5.10%), due 3/25/55(a)(e)	1,219,707	36,314
Series 2025-5531 SD
2.255%, (1 Month SOFR + 5.90%), due 4/25/55(a)(e)	1,709,080	108,399
Series 2025-5547 ES
3.355%, (1 Month SOFR + 7.00%), due 6/25/55(a)(e)	670,289	51,942
Freddie Mac STACR REMIC Trust
Series 2020-HQA1 B2
8.860%, (1 Month SOFR + 5.21%), due 1/25/50(a)	815,000	897,980
Series 2022-DNA3 M2
7.995%, (1 Month SOFR + 4.35%), due 4/25/42(a)	565,000	582,737
Series 2025-DNA1 M2
4.995%, (1 Month SOFR + 1.35%), due 1/25/45(a)	455,000	454,432

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2025-HQA1 M2
5.295%, (1 Month SOFR + 1.65%), due 2/25/45(a)	$1,000,000	$1,000,000
Freddie Mac STACR Trust
Series 2019-HQA2 B2
15.010%, (1 Month SOFR + 11.36%), due 4/25/49(a)	790,000	936,913
Freddie Mac Strips
Series 2012-272
0.000%, due 8/15/42(f)(g)	427,631	329,768
Series 2013-311 S1
2.196%, (1 Month SOFR + 5.84%), due 8/15/43(a)(e)	669,007	65,488
Series 2023-397 C61
5.500%, due 1/25/53(e)	794,115	156,733
Series 2023-402
0.000%, due 9/25/53(f)(g)	348,229	291,274
Ginnie Mae II Pool
Series 2021-MA7409
2.000%, due 6/20/51	505,986	406,983
Government National Mortgage Association
Series 2016-93 AI
4.500%, due 7/20/44(e)	896,896	203,638
Series 2018-173 ZA
3.000%, due 7/16/60	566,809	424,978
Series 2019-159 P
2.500%, due 9/20/49	507,377	441,217
Series 2020-1 YS
0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(e)	1,163,748	8,085
Series 2020-129 SB
0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(e)	1,477,666	12,406
Series 2020-146 KI
2.500%, due 10/20/50(e)	1,261,672	183,001
Series 2020-146 SA
2.525%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(e)	733,587	94,780
Series 2020-168 IA
0.975%, due 12/16/62(a)(c)(e)	1,458,726	101,704
Series 2020-175 CS
2.525%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(e)	808,709	100,150
Series 2020-189 SU
2.525%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(e)	701,617	95,961
Series 2020-34 SC
2.275%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(e)	760,406	91,509
Series 2021-1 IT
3.000%, due 1/20/51(e)	1,121,895	192,103
Series 2021-1 PI
2.500%, due 12/20/50(e)	599,338	89,826
Series 2021-122 HS
2.525%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(e)	1,028,063	136,842
Series 2021-146 IN
3.500%, due 8/20/51(e)	944,028	162,679

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-158 SB
0.060%, (1 Month SOFR + 3.70%), due 9/20/51(a)(e)	$874,027	$22,855
Series 2021-16 AS
0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(e)	2,024,710	11,435
Series 2021-179 SA
2.525%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(e)	1,169,461	157,430
Series 2021-188 IO
2.500%, due 10/20/51(e)	3,169,212	513,999
Series 2021-205 DS
0.000%, (1 Month SOFR + 3.20%), due 11/20/51(a)(e)	2,731,545	30,429
Series 2021-226 SA
0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(e)	1,589,014	4,072
Series 2021-29 AS
0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(e)	1,901,390	11,489
Series 2021-42 BI
2.500%, due 3/20/51(e)	510,825	73,259
Series 2021-46 QS
2.525%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	462,261	57,727
Series 2021-46 TS
2.525%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	591,111	74,264
Series 2021-47 IO
0.992%, due 3/16/61(a)(c)(e)	3,409,584	220,921
Series 2021-49 SB
2.525%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	677,996	84,890
Series 2021-57 SA
2.525%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	1,776,634	220,772
Series 2021-57 SD
2.525%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(e)	1,861,944	238,468
Series 2021-67 PI
3.000%, due 4/20/51(e)	640,134	106,885
Series 2021-74 HI
3.000%, due 4/20/51(e)	150,035	22,062
Series 2021-97 SA
0.000%, (1 Month SOFR + 2.60%), due 6/20/51(a)(e)	3,850,903	27,523
Series 2021-97 SM
2.525%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(e)	1,066,946	140,289
Series 2021-98 IN
3.000%, due 6/20/51(e)	519,124	92,649
Series 2022-101 SB
0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(e)	1,015,232	10,098
Series 2022-107 SA
0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(e)	5,110,213	46,682

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-185 DI
1.022%, due 10/16/65(a)(c)(e)	$1,276,341	$84,921
Series 2022-34 HS
0.460%, (1 Month SOFR + 4.10%), due 2/20/52(a)(e)	2,031,003	88,761
Series 2022-78 S
3.560%, (1 Month SOFR + 3.70%), due 4/20/52(a)(e)	1,077,254	18,106
Series 2022-87 SA
0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(e)	2,029,539	19,463
Series 2023-101 KO
0.000%, due 1/20/51(f)(g)	1,014,084	668,131
Series 2023-114 MO
0.000%, due 8/20/53(f)(g)	163,328	136,370
Series 2023-159 CI
0.955%, due 7/16/65(a)(c)(e)	2,828,651	192,142
Series 2023-172 IO
1.332%, due 2/16/66(a)(c)(e)	1,934,695	171,737
Series 2023-194 CI
0.844%, due 10/16/65(a)(c)(e)	2,119,219	128,548
Series 2023-38 WT
6.423%, due 12/20/51(a)(c)	252,719	263,033
Series 2023-53
0.000%, due 4/20/53(f)(g)	182,938	148,781
Series 2023-55 CG
7.881%, due 7/20/51(a)(c)	398,181	449,479
Series 2023-55 LB
7.716%, due 11/20/51(a)(c)	388,887	438,241
Series 2023-56 SK
2.275%, (1 Month CME SOFR + 5.94%), due 4/20/51(a)(e)	1,994,854	205,125
Series 2023-59 YC
7.092%, due 9/20/51(a)(c)	557,235	608,550
Series 2023-60 ES
3.920%, (1 Month SOFR + 11.20%), due 4/20/53(a)	358,115	327,533
Series 2023-66 MP
5.020%, (1 Month SOFR + 12.30%), due 5/20/53(a)	507,383	475,206
Series 2023-66 OQ
0.000%, due 7/20/52(f)(g)	689,453	555,906
Series 2023-80 SA
1.610%, (1 Month SOFR + 5.25%), due 6/20/53(a)(e)	1,843,396	77,926
Series 2023-86 SE
3.010%, (1 Month SOFR + 6.65%), due 9/20/50(a)(e)	714,711	107,157
Series 2024-48 JI
3.000%, due 7/20/51(e)	1,111,265	193,491
Series 2024-51 SX
1.560%, (1 Month SOFR + 5.20%), due 3/20/54(a)(e)	4,692,061	183,219
Series 2025-112 IO
0.569%, due 3/16/66(a)(c)(e)	3,424,133	170,362
Series 2025-131 S
2.410%, (1 Month SOFR + 6.05%), due 8/20/55(a)(e)	945,870	74,249

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2025-2 WZ
2.000%, due 8/20/52	$1,009,914	$646,385
Series 2025-2 Z
3.500%, due 1/20/55	1,154,343	925,169
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU
3.250%, due 11/25/64	1,084,976	933,293
		47,492,120
U.S. Treasury Bond — 6.1%
U.S. Treasury Bonds
4.625%, due 2/15/46(d)	11,130,000	10,629,150
4.750%, due 2/15/56	8,305,000	7,996,158
		18,625,308
U.S. Treasury Note — 5.1%
U.S. Treasury Notes
3.875%, due 4/15/29	1,260,000	1,258,720
4.125%, due 4/30/33(d)	13,995,000	13,922,838
4.125%, due 2/15/36(d)	415,000	406,246
		15,587,804

Total U.S. Government & Federal Agencies (Cost $82,828,200)		81,705,232

U.S. Treasury Bills — 0.4%
Sovereign & Agency — 0.4%
U.S. Treasury Bill
2.870%, due 5/5/26(d)(g)
(Cost $1,244,502)	1,245,000	1,244,510

	Shares	Value
Common Stock — 0.0%(b)
Healthcare-Products — 0.0%(b)
Nine Energy Service, Inc.*
(Cost $44,953)	6,510	61,910

Short-Term Investments — 2.3%
Money Market Funds — 2.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.55%(h)	4,428,969	4,428,969
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(h)(i)	2,712,208	2,712,208

Total Short-Term Investments (Cost $7,141,177)		7,141,177

Total Investments — 99.8% (Cost $309,005,881)		307,042,521
Other Assets and Liabilities, Net — 0.2%		486,187
Net Assets — 100.0%		$307,528,708

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

*Non-income producing securities.

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(b)Less than 0.05%.

(c)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,564,394; total market value of collateral held by the Fund was $14,933,624. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $12,221,416.

(e)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(f)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(g)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(h)Reflects the 1-day yield at April 30, 2026.

(i)Represents security purchased with cash collateral received for securities on loan.

Abbreviations

CMT - Constant Maturity Treasury Index

SOFR   - Secured Overnight Financing Rate

Open futures contracts outstanding at April 30, 2026:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at April 30, 2026	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	June 2026	68	$7,613,785	$7,520,375	$(93,410)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	June 2026	42	4,873,194	4,739,437	(133,757)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	June 2026	40	4,816,388	4,601,250	(215,138)
						$(442,305)
SHORT FUTURES CONTRACTS
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	June 2026	(43)	$(8,979,397)	$(8,906,375)	$73,022
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	June 2026	(60)	(6,526,116)	(6,470,156)	55,960
						$128,982
TOTAL						$(313,323)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $445,794 at April 30, 2026.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

April 30, 2026

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Bank Loans	$—	$2,764,246	$—	$2,764,246
Collateralized Loan Obligations	—	4,429,154	—	4,429,154
Collateralized Mortgage Obligations	—	20,653,249	—	20,653,249
Commercial Asset-Backed Securities	—	23,111,162	—	23,111,162
Commercial Mortgage-Backed Securities	—	24,502,886	—	24,502,886
Common Stock	61,910	—	—	61,910
Corporate Bonds	—	141,428,995	—	141,428,995
U.S. Government & Federal Agencies	—	81,705,232	—	81,705,232
U.S. Treasury Bills	—	1,244,510	—	1,244,510
Short-Term Investments:
Money Market Funds	7,141,177	—	—	7,141,177
Total Investments in Securities	7,203,087	299,839,434	—	307,042,521
Other Financial Instruments:(k)
Futures Contracts	128,982	—	—	128,982
Total Investments in Securities and Other Financial Instruments	$7,332,069	$299,839,434	$—	$307,171,503
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(442,305)	$—	$—	$(442,305)

(j)For a complete listing of investments and their industries, see the Schedule of Investments.

(k)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF

April 30, 2026

	Principal Amount	Value
Long-Term Bonds — 99.9%
Bank Loans — 3.7%
Apparel — 0.2%
Beach Acquisition Bidco, LLC Tranche B-1 Term Loan
6.925%, (3 month SOFR + 3.25%), due 9/12/32(a)	$59,850	$60,093
Champ Acquisition Corp. Term Loan B
6.922%, (3 month SOFR + 3.25%), due 11/25/31(a)	132,979	133,312
		193,405
Auto Parts & Equipment — 0.2%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
6.402%, (1 month SOFR + 2.75%), due 1/28/32(a)	164,175	164,893

Building Materials — 0.2%
Chariot Buyer LLC First Lien Refinancing Term Loan
6.389%, (1 month SOFR + 2.75%), due 9/8/32(a)	229,422	229,008

Chemicals — 0.2%
INEOS US Petrochem LLC 2029 Tranche B Dollar Term Loan
7.989%, (1 Month SOFR + 4.25%), due 4/2/29(a)	187,136	170,761

Commercial Services — 0.8%
American Auto Auction Group LLC First Lien 2025 Refinancing Term Loan
8.173%, (3 month SOFR + 4.50%), due 5/28/32(a)	224,433	223,872
Ensemble RCM LLC Closing Date Term Loan
6.639%, (1 month SOFR + 3.00%), due 2/9/33(a)	225,000	224,016
Mavis Tire Express Services Topco Corp. First Lien Initial Term Loan
6.700%, (3 Month SOFR + 3.00%), due 5/4/28(a)	224,433	224,574
Raven Acquisition Holdings LLC 2024 Delayed Draw Term Loan
6.652%, (3 Month SOFR + 3.00%), due 11/19/31(a)	7,862	7,807
Raven Acquisition Holdings LLC Initial Term Loan
6.661%, (1 Month SOFR + 3.00%), due 11/19/31(a)	114,490	113,695
Wash Bidco Inc. Term Loan B
6.889%, (1 Month SOFR + 3.25%), due 9/10/32(a)	105,000	105,262
		899,226

	Principal Amount	Value
Bank Loans (continued)
Computers — 0.2%
Fortress Intermediate 3, Inc. Tranche B Term Loan
6.648%, (1 month SOFR + 3.00%), due 6/27/31(a)	$ 256,760	$ 255,476

Cosmetics/Personal Care — 0.1%
Opal US LLC Facility B4
6.669%, (6 month SOFR + 3.00%), due 4/28/32(a)	119,400	119,848

Healthcare-Services — 0.1%
LifePoint Health, Inc. First Lien 2024-2 Refinancing Term Loan
7.157%, (3 Month SOFR + 3.50%), due 5/17/31(a)	158,000	157,136

Internet — 0.4%
Arches Buyer, Inc. Refinancing Term Loan
7.004%, (1 Month SOFR + 3.25%), due 12/6/27(a)	429,853	428,845

Machinery-Diversified — 0.2%
Columbus McKinno Corp. Initial Term Loan
7.148%, (1 Month SOFR + 3.50%), due 2/3/33(a)	225,000	225,141

Media — 0.6%
DIRECTV Financing LLC 2024 Refinancing Term Loan B
9.180%, (3 Month SOFR + 5.25%), due 8/2/29(a)	356,650	357,170
Virgin Media Bristol LLC Facility Q
7.014%, (1 Month SOFR + 3.25%), due 1/31/29(a)	370,000	361,469
		718,639
Retail — 0.0%(b)
Sally Holdings LLC (Sally Capital, Inc.) 2024 Term Loan
5.389%, (1 Month SOFR + 1.75%), due 2/28/30(a)	38,769	38,866

Semiconductors — 0.2%
Gryphon Acquire NewCo., LLC Term Loan
6.639%, (1 Month SOFR + 3.00%), due 9/10/32(a)	224,000	224,467

Software — 0.2%
Metropolis Technologies, Inc. Initial Term Loan
8.898%, (1 Month SOFR + 5.25%), due 11/3/32(a)	234,550	233,377

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Bank Loans (continued)
Transportation — 0.1%
First Student Bidco, Inc. Initial Term B Loan
5.889%, (1 month SOFR + 2.25%), due 8/15/30(a)	$ 109,681	$ 109,772
First Student Bidco, Inc. Initial Term C Loan
5.889%, (1 month SOFR + 2.25%), due 8/15/30(a)	20,069	20,086
		129,858
Total Bank Loans (Cost $4,199,450)		4,188,946

Corporate Bonds — 96.2%
Advertising — 0.7%
Lamar Media Corp.
4.000%, due 2/15/30	425,000	407,518
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	353,000	344,395
7.375%, due 2/15/31	42,000	43,927
		795,840
Aerospace & Defense — 0.4%
Bombardier, Inc., (Canada)
7.000%, due 6/1/32	80,000	83,508
Moog, Inc.
5.500%, due 10/15/34	375,000	375,334
		458,842
Agriculture — 0.3%
Turning Point Brands, Inc.
7.625%, due 3/15/32	335,000	345,136

Apparel — 0.2%
Under Armour, Inc.
7.250%, due 7/15/30	205,000	208,835

Auto Manufacturers — 0.3%
Allison Transmission, Inc.
5.875%, due 12/1/33	60,000	60,574
Nissan Motor Co., Ltd., (Japan)
7.750%, due 7/17/32	270,000	281,464
		342,038
Auto Parts & Equipment — 2.3%
Adient Global Holdings Ltd.
7.500%, due 2/15/33	145,000	148,327
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32	230,000	229,589
Clarios Global LP / Clarios U.S. Finance Co.
6.750%, due 9/15/32	465,000	475,667
Dana, Inc.
4.500%, due 2/15/32	84,000	79,339
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	555,000	579,456

	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30(c)	$ 330,000	$ 326,718
Phinia, Inc.
6.625%, due 10/15/32	85,000	87,085
6.750%, due 4/15/29	305,000	312,180
Qnity Electronics, Inc.
6.250%, due 8/15/33	320,000	327,400
		2,565,761
Banks — 0.2%
Banco Mercantil del Norte SA, (Mexico)
8.750%, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.30%), due 2/20/75(a)	170,000	183,767
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	95,000	100,222
		283,989
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc.
5.500%, due 2/15/34(c)	230,000	228,383

Building Materials — 2.2%
Ameritex Holdco Intermediate LLC
7.625%, due 8/15/33	505,000	524,942
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.750%, due 7/15/31	189,000	195,385
JH North America Holdings, Inc.
5.875%, due 1/31/31	130,000	129,940
6.125%, due 7/31/32	135,000	135,287
Knife River Corp.
7.750%, due 5/1/31	350,000	363,418
Masterbrand, Inc.
7.000%, due 7/15/32	260,000	258,587
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	195,000	192,746
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30(c)	715,000	659,634
Wilsonart LLC
11.000%, due 8/15/32	30,000	23,180
		2,483,119
Chemicals — 3.5%
Celanese U.S. Holdings LLC
6.500%, due 4/15/30	150,000	153,438
6.750%, due 4/15/33(c)	185,000	190,547
7.200%, due 11/15/33	195,000	210,832
Herens Holdco Sarl, (Luxembourg)
4.750%, due 5/15/28(c)	705,000	623,925
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	302,000	303,307
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29(c)	115,000	111,550

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals (continued)
Innophos Holdings, Inc.
11.500%, due 6/15/29	$ 457,770	$ 422,293
Mativ Holdings, Inc.
8.000%, due 10/1/29	495,000	479,082
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	8,000	7,922
6.625%, due 5/1/29	857,000	850,667
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	345,000	343,162
WR Grace Holdings LLC
7.000%, due 8/1/33	310,000	307,935
		4,004,660
Coal — 0.4%
SunCoke Energy, Inc.
4.875%, due 6/30/29	460,000	424,091

Commercial Services — 6.5%
Allied Universal Holdco LLC
7.875%, due 2/15/31	695,000	728,966
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	601,000	596,350
AMN Healthcare, Inc.
4.000%, due 4/15/29	154,000	147,210
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	312,000	303,160
Block, Inc.
6.000%, due 8/15/33	300,000	299,421
Brink’s Co. (The)
6.500%, due 6/15/29	305,000	312,038
6.750%, due 6/15/32	295,000	302,648
Carriage Services, Inc.
4.250%, due 5/15/29	393,000	380,478
Deluxe Corp.
8.125%, due 9/15/29	335,000	349,348
Herc Holdings, Inc.
6.625%, due 6/15/29	175,000	179,314
7.250%, due 6/15/33	255,000	267,043
ION Platform Finance U.S., Inc.
7.875%, due 9/30/32	825,000	641,129
Mavis Tire Express Services Topco Corp.
6.500%, due 5/15/29	280,000	279,170
NESCO Holdings II, Inc.
5.500%, due 4/15/29	393,000	391,040
Raven Acquisition Holdings LLC
6.875%, due 11/15/31	295,000	292,021
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	115,000	114,773
Sotheby’s
8.250%, due 4/15/31	420,000	408,026
United Rentals North America, Inc.
4.000%, due 7/15/30	276,000	264,613
Valvoline, Inc.
3.625%, due 6/15/31	485,000	441,808

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Veritiv Operating Co.
10.500%, due 11/30/30	$ 510,000	$ 537,425
Wand NewCo 3, Inc.
7.625%, due 1/30/32	95,000	98,898
		7,334,879
Computers — 0.7%
CACI International, Inc.
6.375%, due 6/15/33	295,000	301,801
Insight Enterprises, Inc.
6.625%, due 5/15/32	355,000	352,122
NCR Voyix Corp.
5.125%, due 4/15/29	161,000	156,313
		810,236
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.
4.125%, due 4/1/29	235,000	224,593
5.500%, due 6/1/28	383,000	382,215
		606,808
Distribution/Wholesale — 0.8%
S&S Holdings LLC
8.375%, due 10/1/31	575,000	529,071
Velocity Vehicle Group LLC
8.000%, due 6/1/29	350,000	344,415
		873,486
Diversified Financial Services — 4.7%
Ally Financial, Inc.
Series D
7.100%, (5 Year US CMT T-Note + 3.15%), due 8/15/74(a)	425,000	424,665
Azorra Finance Ltd.
7.750%, due 4/15/30	315,000	326,320
Bread Financial Holdings, Inc.
6.750%, due 5/15/31	405,000	413,766
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	170,000	176,125
goeasy Ltd., (Canada)
6.875%, due 5/15/30	210,000	177,337
6.875%, due 2/15/31(c)	150,000	124,605
Jane Street Group / JSG Finance, Inc.
6.750%, due 5/1/33	435,000	446,880
OneMain Finance Corp.
6.625%, due 1/15/28	250,000	253,544
6.750%, due 3/15/32	625,000	624,820
7.500%, due 5/15/31	285,000	292,199
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	220,000	210,210
7.125%, due 11/15/30	470,000	476,180
Rocket Cos., Inc.
7.125%, due 2/1/32	735,000	759,714
SLM Corp.
6.500%, due 1/31/30	130,000	131,247
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	477,000	500,920
		5,338,532

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Electric — 5.7%
Alpha Generation LLC
6.250%, due 1/15/34	$225,000	$223,462
6.750%, due 10/15/32	555,000	568,434
Clearway Energy Operating LLC
5.750%, due 1/15/34	240,000	240,061
Edison International
8.125%, (5 Year US CMT T-Note + 3.86%), due 6/15/53(a)	465,000	477,059
Electricite de France SA, (France)
9.125%, (5 Year US CMT T-Note + 5.41%), due 12/31/49(a)	200,000	233,209
Emera U.S. Finance LLC
Series A
6.650%, (5 Year US CMT T-Note + 2.87%), due 10/1/56(a)	325,000	325,831
Hawaiian Electric Co., Inc.
6.000%, due 10/1/33	255,000	255,851
NRG Energy, Inc.
5.750%, due 1/15/34	265,000	263,042
5.875%, due 5/15/34	120,000	119,568
6.000%, due 1/15/36	265,000	263,187
6.125%, due 5/15/36	120,000	119,547
PacifiCorp
7.125%, (5 Year US CMT T-Note + 3.29%), due 8/15/56(a)	235,000	234,233
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	85,000	86,179
PG&E Corp.
5.000%, due 7/1/28	395,000	393,067
6.850%, (5 Year US CMT T-Note + 3.23%), due 9/15/56(a)	175,000	174,965
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/75(a)	649,000	654,703
VoltaGrid LLC
7.375%, due 11/1/30	450,000	467,065
XPLR Infrastructure Operating Partners LP
7.250%, due 1/15/29	610,000	634,359
7.750%, due 4/15/34	680,000	712,743
		6,446,565
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.
4.750%, due 6/15/28	379,000	373,835
6.000%, due 9/15/33	300,000	286,891
		660,726
Electronics — 0.4%
Ingram Micro, Inc.
4.750%, due 5/15/29	450,000	442,198

Engineering & Construction — 0.3%
AECOM
6.000%, due 8/1/33	190,000	191,551
Arcosa, Inc.
6.875%, due 8/15/32	115,000	119,446
		310,997

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment — 3.0%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	$ 500,000	$ 482,591
6.500%, due 2/15/32	265,000	257,489
Churchill Downs, Inc.
5.750%, due 4/1/30	331,000	329,919
Cinemark USA, Inc.
7.000%, due 8/1/32	140,000	144,686
Discovery Global Holdings, Inc.
4.279%, due 3/15/32	380,000	344,177
5.050%, due 3/15/42	600,000	428,118
Penn Entertainment, Inc.
4.125%, due 7/1/29(c)	377,000	358,813
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	583,000	492,007
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	555,000	551,317
		3,389,117
Environmental Control — 0.3%
Waste Pro USA, Inc.
7.000%, due 2/1/33	365,000	371,827

Food — 2.0%
Industrial F&B Investments III, Inc.
7.750%, due 2/11/33	175,000	176,839
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	8,000	7,944
Performance Food Group, Inc.
4.250%, due 8/1/29	412,000	399,436
Post Holdings, Inc.
4.500%, due 9/15/31	180,000	169,225
6.250%, due 10/15/34	65,000	64,165
6.375%, due 3/1/33	660,000	659,743
6.500%, due 3/15/36	225,000	223,521
US Foods, Inc.
4.625%, due 6/1/30	568,000	555,532
		2,256,405
Forest Products & Paper — 0.5%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	161,619
Magnera Corp.
7.250%, due 11/15/31	400,000	374,514
		536,133
Gas — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	965,000	990,043
9.500%, due 6/1/30	135,000	144,148
		1,134,191
Healthcare-Products — 1.0%
DENTSPLY SIRONA, Inc.
8.375%, (5 Year US CMT T-Note + 4.38%), due 9/12/55(a)(c)	450,000	452,413
Embecta Corp.
5.000%, due 2/15/30(c)	210,000	197,288

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products (continued)
Insulet Corp.
6.500%, due 4/1/33	$ 425,000	$ 433,839
		1,083,540
Healthcare-Services — 3.4%
Acadia Healthcare Co., Inc.
7.375%, due 3/15/33(c)	320,000	327,325
Centene Corp.
2.500%, due 3/1/31	645,000	562,142
CHS/Community Health Systems, Inc.
4.750%, due 2/15/31	515,000	481,878
6.000%, due 1/15/29	303,000	300,600
Global Medical Response, Inc.
7.375%, due 10/1/32	390,000	406,552
Molina Healthcare, Inc.
6.500%, due 2/15/31	395,000	401,893
Prime Healthcare Services, Inc.
9.375%, due 9/1/29	830,000	860,688
Surgery Center Holdings, Inc.
7.250%, due 4/15/32	235,000	234,373
Tenet Healthcare Corp.
5.500%, due 11/15/32	205,000	204,477
6.000%, due 11/15/33	35,000	35,376
		3,815,304
Holding Companies-Divers — 0.3%
Stena International SA, (Sweden)
7.250%, due 1/15/31	290,000	294,863

Home Builders — 0.1%
Thor Industries, Inc.
4.000%, due 10/15/29	62,000	58,701

Housewares — 1.0%
Newell Brands, Inc.
6.375%, due 9/15/27	618,000	622,259
6.375%, due 5/15/30	25,000	24,485
8.500%, due 6/1/28	465,000	485,909
		1,132,653
Insurance — 0.4%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, due 11/6/30	240,000	243,726
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, due 10/1/31	60,000	60,513
Mineral Resources Ltd.
7.125%, due 6/1/31	150,000	148,837
		453,076
Internet — 3.0%
Arches Buyer, Inc.
6.125%, due 12/1/28	527,000	512,372
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32	80,000	74,188
7.000%, due 6/15/27(c)	460,000	457,685
Getty Images, Inc.
10.500%, due 11/15/30	135,000	119,691

	Principal Amount	Value
Corporate Bonds (continued)
Internet (continued)
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	$ 507,000	$ 473,790
Match Group Holdings II LLC
4.125%, due 8/1/30	534,000	501,517
5.625%, due 2/15/29	176,000	176,515
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	355,000	389,439
Wayfair LLC
6.750%, due 11/15/32	720,000	727,925
		3,433,122
Investment Companies — 0.7%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	508,000	508,912
7.950%, due 8/11/28	50,000	51,948
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	216,000	189,340
		750,200
Iron/Steel — 1.3%
Carpenter Technology Corp.
5.625%, due 3/1/34	230,000	230,138
Commercial Metals Co.
5.750%, due 11/15/33	65,000	65,109
6.000%, due 12/15/35	65,000	64,936
Mineral Resources Ltd., (Australia)
6.250%, due 5/1/34	265,000	261,668
7.000%, due 4/1/31	635,000	659,109
9.250%, due 10/1/28	139,000	144,267
		1,425,227
Leisure Time — 1.2%
Lindblad Expeditions LLC
7.000%, due 9/15/30	255,000	261,957
NCL Corp., Ltd.
6.250%, due 3/1/30(c)	625,000	623,535
6.250%, due 9/15/33	205,000	198,405
Viking Cruises Ltd.
5.875%, due 10/15/33	285,000	285,724
		1,369,621
Lodging — 0.6%
Boyd Gaming Corp.
4.750%, due 6/15/31	475,000	457,793
Station Casinos LLC
4.625%, due 12/1/31	258,000	242,843
		700,636
Machinery-Construction & Mining — 0.7%
Terex Corp.
6.250%, due 10/15/32	795,000	808,012

Machinery-Diversified — 0.6%
Columbus McKinnon Corp.
7.125%, due 2/1/33	230,000	231,312
Lsf12 Helix Parent LLC
7.125%, due 2/1/33	425,000	414,859
		646,171

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Media — 8.9%
Cable One, Inc.
4.000%, due 11/15/30(c)	$ 276,000	$ 192,455
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	789,000	716,619
4.250%, due 1/15/34(c)	448,000	375,762
4.500%, due 8/15/30	1,000	933
4.500%, due 5/1/32	644,000	565,534
4.750%, due 3/1/30	1,015,000	962,148
CSC Holdings LLC
5.500%, due 4/15/27	121,000	102,069
6.500%, due 2/1/29	475,000	295,710
Directv Financing LLC
8.875%, due 2/1/30	545,000	555,067
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	213,000	213,158
10.000%, due 2/15/31	410,000	426,601
DISH DBS Corp.
5.750%, due 12/1/28	105,000	103,161
7.375%, due 7/1/28	320,000	312,508
DISH Network Corp.
11.750%, due 11/15/27	231,000	238,461
EchoStar Corp.
10.750%, due 11/30/29	680,000	738,312
Gray Media, Inc.
5.375%, due 11/15/31	340,000	265,537
7.250%, due 8/15/33	275,000	280,018
iHeartCommunications, Inc.
9.125%, due 5/1/29	190,000	190,354
Nexstar Media, Inc.
4.750%, due 11/1/28	453,000	446,323
Paramount Global
6.250%, (3-Month SOFR + 3.90%), due 2/28/57(a)	215,000	153,601
6.875%, due 4/30/36(c)	215,000	200,004
Sirius XM Radio LLC
3.875%, due 9/1/31	139,000	125,830
4.125%, due 7/1/30	295,000	274,494
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	594,000	570,668
Univision Communications, Inc.
4.500%, due 5/1/29	260,000	248,069
7.375%, due 6/30/30	320,000	319,696
8.875%, due 4/15/33	150,000	150,818
9.375%, due 8/1/32	110,000	113,833
Versant Media Group, Inc.
7.250%, due 1/30/31	440,000	456,836
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	313,000	263,836
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	199,000	174,378
		10,032,793

	Principal Amount	Value
Corporate Bonds (continued)
Metal Fabricate/Hardware — 0.4%
TMS International Corp.
6.250%, due 4/15/29	$ 437,000	$ 426,525

Mining — 0.7%
Compass Minerals International, Inc.
8.000%, due 7/1/30	270,000	281,846
Perenti Finance Pty Ltd., (Australia)
7.500%, due 4/26/29	270,000	278,449
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	240,000	238,492
		798,787
Oil & Gas — 8.2%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	525,000	548,466
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	332,000	332,424
6.625%, due 10/15/32	370,000	379,682
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	307,089	320,816
California Resources Corp.
7.000%, due 1/15/34	570,000	581,646
8.250%, due 6/15/29	185,000	192,907
CNX Resources Corp.
5.875%, due 3/1/34	155,000	153,758
7.250%, due 3/1/32	230,000	239,623
Comstock Resources, Inc.
6.750%, due 3/1/29	780,000	779,724
Crescent Energy Finance LLC
7.875%, due 4/15/32	375,000	388,764
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	779,000	782,869
7.250%, due 2/15/35	340,000	346,763
Infinity Natural Resources LLC
7.625%, due 4/1/31	285,000	289,818
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	850,000	860,503
Nabors Industries, Inc.
7.625%, due 11/15/32	290,000	302,594
Noble Finance II LLC
8.000%, due 4/15/30	445,000	462,829
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	316,000	342,427
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	75,000	74,935
SM Energy Co.
6.625%, due 4/15/34	385,000	390,323
7.000%, due 8/1/32	605,000	621,044
Transocean International Ltd.
7.875%, due 10/15/32	240,000	257,170
8.500%, due 5/15/31(c)	130,000	137,471
8.750%, due 2/15/30	49,000	51,323

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Valaris Ltd.
8.375%, due 4/30/30	$ 365,000	$ 380,611
		9,218,490
Oil & Gas Services — 1.8%
Archrock Services LP / Archrock Partners Finance Corp.
6.000%, due 2/1/34	305,000	306,987
Kodiak Gas Services LLC
6.500%, due 10/1/33	375,000	383,588
SESI LLC
7.875%, due 9/30/30	725,000	748,666
USA Compression Partners LP / USA Compression Finance Corp.
6.250%, due 10/1/33	565,000	570,148
		2,009,389
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.250%, due 1/30/31	275,000	276,872
Canpack Group, Inc. / CANPACK SA
6.000%, due 5/15/31	200,000	200,093
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	540,000	530,521
Cascades, Inc. /Cascades USA, Inc., (Canada)
6.750%, due 7/15/30	255,000	257,525
Clydesdale Acquisition Holdings, Inc.
6.750%, due 4/15/32	370,000	348,102
8.750%, due 4/15/30	355,000	322,101
Sword Purchaser LLC
8.250%, due 4/15/33	275,000	281,368
10.500%, due 4/15/34	215,000	218,768
Trivium Packaging Finance BV, (Netherlands)
12.250%, due 1/15/31	160,000	174,445
		2,609,795
Pharmaceuticals — 1.2%
1261229 BC Ltd.
10.000%, due 4/15/32	522,000	539,110
Bausch Health Cos., Inc., (Canada)
4.875%, due 6/1/28	125,000	117,417
CVS Health Corp.
6.750%, (5 Year US CMT T-Note + 2.52%), due 12/10/54(a)	185,000	191,665
7.000%, (5 Year US CMT T-Note + 2.89%), due 3/10/55(a)	70,000	72,626
Organon & Co / Organon Foreign Debt Co.-Issuer BV
6.750%, due 5/15/34	120,000	126,521
7.875%, due 5/15/34	90,000	96,421
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.750%, due 4/17/32	295,000	266,196
		1,409,956

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines — 2.5%
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.375%, due 6/30/33	$ 330,000	$ 340,574
8.625%, due 3/15/29	330,000	344,307
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	290,000	302,400
NGPL PipeCo LLC
7.768%, due 12/15/37	160,000	184,981
Plains All American Pipeline LP / PAA Finance Corp.
4.700%, due 6/15/44	95,000	80,551
Venture Global LNG, Inc.
7.000%, due 1/15/30	162,000	166,638
8.375%, due 6/1/31	482,000	502,550
9.000%, (5 Year US CMT T-Note + 5.44%), due 3/30/75(a)(c)	165,000	163,192
Venture Global Plaquemines LNG LLC
6.500%, due 6/15/34	360,000	376,716
6.750%, due 1/15/36	325,000	345,488
		2,807,397
REITS — 2.9%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	225,000	217,251
Iron Mountain, Inc.
4.500%, due 2/15/31	286,000	274,839
5.250%, due 7/15/30	116,000	114,800
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, due 2/15/32	405,000	420,754
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	787,000	765,548
7.000%, due 2/1/30	180,000	183,768
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, due 4/1/32	310,000	318,095
Service Properties Trust
8.625%, due 11/15/31	205,000	215,721
Starwood Property Trust, Inc.
6.000%, due 4/15/30	395,000	399,616
XHR LP
4.875%, due 6/1/29	184,000	180,597
6.625%, due 5/15/30	155,000	158,597
		3,249,586
Retail — 6.4%
Arko Corp.
5.125%, due 11/15/29	131,000	118,067
Bath & Body Works, Inc.
6.950%, due 3/1/33(c)	277,000	269,190
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
11.500%, due 8/15/29	65,000	66,006
Group 1 Automotive, Inc.
4.000%, due 8/15/28	190,000	184,987
6.375%, due 1/15/30	138,000	140,242

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Kohl’s Corp.
10.000%, due 6/1/30	$ 45,000	$ 48,689
LBM Acquisition LLC
9.500%, due 6/15/31	140,000	122,498
LCM Investments Holdings II LLC
4.875%, due 5/1/29	257,000	251,616
8.250%, due 8/1/31	645,000	675,686
Lithia Motors, Inc.
3.875%, due 6/1/29	45,000	43,128
4.375%, due 1/15/31	367,000	348,574
Macy’s Retail Holdings LLC
6.125%, due 3/15/32	703,000	703,339
7.375%, due 8/1/33	245,000	255,196
Michaels Cos., Inc. (The)
8.500%, due 3/15/33	330,000	325,891
Nordstrom, Inc.
4.375%, due 4/1/30	308,000	292,682
5.000%, due 1/15/44	235,000	164,293
Park River Holdings, Inc.
8.000%, due 3/15/31	290,000	291,592
PetSmart LLC / PetSmart Finance Corp.
7.500%, due 9/15/32	740,000	749,323
10.000%, due 9/15/33	115,000	116,159
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 4/1/32	571,000	588,531
Staples, Inc.
10.750%, due 9/1/29	485,000	463,587
12.750%, due 1/15/30	130,000	97,612
Victoria’s Secret & Co.
4.625%, due 7/15/29	410,000	394,985
Victra Holdings LLC / Victra Finance Corp.
8.750%, due 9/15/29	250,000	261,770
White Cap Supply Holdings LLC
7.375%, due 11/15/30	240,000	242,676
		7,216,319
Semiconductors — 0.5%
Kioxia Holdings Corp., (Japan)
6.625%, due 7/24/33	555,000	580,176

Software — 2.9%
AthenaHealth Group, Inc.
6.500%, due 2/15/30	490,000	467,042
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, due 6/15/29	265,000	129,188
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	160,000	76,400
Cloud Software Group, Inc.
6.500%, due 3/31/29	651,000	633,850
8.250%, due 6/30/32	475,000	451,268
9.000%, due 9/30/29	385,000	378,026
CoreWeave, Inc.
9.750%, due 10/1/31	225,000	226,303

	Principal Amount	Value
Corporate Bonds (continued)
Software (continued)
OAK-Eagle Acquireco, Inc.
7.250%, due 7/1/33	$ 400,000	$ 412,166
8.750%, due 7/1/34	490,000	509,907
		3,284,150
Telecommunications — 4.7%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	87,000	64,797
Black Pearl Compute LLC
6.125%, due 2/15/31	130,000	131,897
Cipher Compute LLC
7.125%, due 11/15/30	470,000	487,159
Core Scientific Finance I LLC
7.750%, due 5/15/31	250,000	249,376
Fibercop SpA, (Italy)
7.721%, due 6/4/38	17,000	17,045
Flash Compute LLC
7.250%, due 12/31/30	360,000	367,225
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	228,095
Level 3 Financing, Inc.
3.750%, due 7/15/29	271,000	254,301
8.500%, due 1/15/36	350,000	374,854
Meridian Arc Holdco LLC
6.250%, due 4/30/31	250,000	249,943
PR RNO Property Owner 1 LLC
6.500%, due 5/1/31	365,000	361,793
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31	405,000	397,365
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
8.625%, due 6/15/32	365,000	382,011
Uniti Services LLC
7.500%, due 10/15/33	770,000	810,699
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	325,000	343,752
WULF Compute LLC
7.750%, due 10/15/30	545,000	572,792
		5,293,104
Transportation — 0.7%
Danaos Corp., (Greece)
6.875%, due 10/15/32	95,000	97,575
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	358,000	342,487
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	385,000	394,045
		834,107
Water — 0.1%
Aegea Finance SARL, (Brazil)
6.750%, due 5/20/29	195,000	163,004

Total Corporate Bonds
(Cost $107,982,132)		108,557,498

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

April 30, 2026

	Shares	Value
Short-Term Investments — 4.5%
Money Market Funds — 4.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.55%(d)	1,510,495	$1,510,495
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)(e)	3,521,811	3,521,811

Total Short-Term Investments
(Cost $5,032,306)		5,032,306

Total Investments — 104.4% (Cost $117,213,888)		117,778,750
Other Assets and Liabilities, Net — (4.4)%		(4,995,720)
Net Assets — 100.0%		$112,783,030

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(b)Less than 0.05%.

(c)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,449,108; total market value of collateral held by the Fund was $4,738,480. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,216,669.

(d)Reflects the 1-day yield at April 30, 2026.

(e)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Bank Loans	$—	$4,188,946	$—	$4,188,946
Corporate Bonds	—	108,557,498	—	108,557,498
Short-Term Investments:
Money Market Funds	5,032,306	—	—	5,032,306
Total Investments in Securities	$5,032,306	$112,746,444	$—	$117,778,750

(f)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF

April 30, 2026

	Principal Amount	Value
Long-Term Bonds — 99.0%
Collateralized Loan Obligations — 1.7%
AGL CLO 17 Ltd., (Cayman Islands)
Series 2022-17A BR
5.072%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	$400,000	$399,994
Ares Direct Lending CLO 3 LLC
Series 2024-3A A2
5.425%, (3 Month CME SOFR + 1.75%), due 1/20/37(a)	250,000	249,878
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2021-6A DR
6.622%, (3 Month CME SOFR + 2.95%), due 10/21/34(a)	250,000	241,960
BCC Middle Market CLO LLC
Series 2025-1A A1
5.300%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	275,000	274,335
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R
5.225%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	250,000	249,899
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR
5.242%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	300,000	299,995
OCP CLO Ltd., (Cayman Islands)
Series 2017-14A A1R
5.045%, (3 Month CME SOFR + 1.37%), due 7/20/37(a)	250,000	250,363
Owl Rock CLO XX LLC, (Cayman Islands)
Series 2024-20A C
5.767%, (3 Month CME SOFR + 2.10%), due 10/24/34(a)	250,000	246,087
Signal Peak CLO 12 Ltd., (Jersey)
Series 2022-12A A1R
5.075%, (3 Month CME SOFR + 1.40%), due 7/18/37(a)	250,000	250,218
Silver Point SCF CLO IV Ltd.
Series 2021-1A A2R
5.623%, (3 Month CME SOFR + 1.95%), due 10/15/36(a)	250,000	250,782

Total Collateralized Loan Obligations
(Cost $2,724,500)		2,713,511

Collateralized Mortgage Obligations — 20.4%
Mortgage Securities — 20.4%
Agate Bay Mortgage Trust
Series 2015-5 B3
3.573%, due 7/25/45(a)(b)	29,480	23,395
Alternative Loan Trust
Series 2005-IM1 A1
4.369%, (1 Month CME SOFR + 0.71%), due 1/25/36(a)	124,394	116,380

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Aspire Mortgage Trust 2026-1
Series 2026-1 A1
4.855%, due 1/25/66(a)(b)	$ 373,999	$ 371,747
Banc of America Alternative Loan Trust
Series 2005-11 1CB5
5.500%, due 12/25/35	36,086	33,008
Banc of America Funding Trust
Series 2006-I 6A1
4.155%, (1 Month CME SOFR + 0.49%), due 12/20/46(a)	29,422	27,019
Banc of America Mortgage Trust
Series 2005-A 2A3
4.756%, due 2/25/35(a)(b)	15,503	15,212
BOFAS Re-REMIC Trust 2026-FRR8
Series 2026-FRR8 B746
2.490%, due 4/27/54(a)(b)	260,000	241,626
Series 2026-FRR8 C746
2.513%, due 4/27/54(a)(b)	190,000	176,668
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A
4.300%, due 8/1/53	253,125	249,268
Chase Mortgage Finance Trust
Series 2005-S3 A14
5.500%, due 11/25/35	45,972	31,829
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2
4.019%, (1 Month CME SOFR + 0.36%), due 1/25/36(a)	23,749	22,907
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1
4.369%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	60,702	54,052
CIM Trust
Series 2019-INV1 B4
5.024%, due 2/25/49(a)(b)	338,733	332,513
Series 2021-J2 AIOS
0.210%, due 4/25/51(a)(b)(c)	1,494,954	18,363
Series 2021-J3 A31
2.500%, due 6/25/51(a)(b)	110,877	91,024
Series 2025-NR1 A1
5.000%, due 6/25/64	239,833	238,131
Citigroup Mortgage Loan Trust
Series 2014-C B3
4.250%, due 2/25/54(a)(b)	475,000	402,463
Series 2025-4 A2
5.500%, due 10/25/55(a)(b)	214,647	213,649
Citigroup Mortgage Loan Trust 2025-LTV1
Series 2025-LTV1 A1
5.237%, due 12/25/55(a)(b)	444,266	443,720
CLIP 2026-NQM1 Trust
Series 2026-NQM1 A1
5.221%, due 5/25/71(a)(b)	425,000	424,742
Connecticut Avenue Securities
Series 2025-R01 1B1
5.345%, (1 Month SOFR + 1.70%), due 1/25/45(a)	410,000	408,208

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1
13.010%, (1 Month SOFR + 9.36%), due 11/25/39(a)	$268,567	$279,360
Series 2020-SBT1 1B1
10.510%, (1 Month SOFR + 6.86%), due 2/25/40(a)	715,000	742,550
Series 2022-R01 1B2
9.645%, (1 Month SOFR + 6.00%), due 12/25/41(a)	300,000	308,367
Series 2022-R02 2B2
11.295%, (1 Month SOFR + 7.65%), due 1/25/42(a)	685,000	714,647
Series 2022-R04 1B2
13.145%, (1 Month SOFR + 9.50%), due 3/25/42(a)	300,000	320,355
Series 2022-R08 1B1
9.245%, (1 Month SOFR + 5.60%), due 7/25/42(a)	95,000	99,988
Series 2024-R02 1B1
6.145%, (1 Month SOFR + 2.50%), due 2/25/44(a)	65,000	65,811
Series 2024-R03 2M2
5.595%, (1 Month SOFR + 1.95%), due 3/25/44(a)	395,000	398,579
Series 2024-R05 2B1
5.645%, (1 Month SOFR + 2.00%), due 7/25/44(a)	500,000	500,315
Connecticut Avenue Securities Trust 2022-R06
Series 2022-R06 1M2
7.495%, (1 Month SOFR + 3.85%), due 5/25/42(a)	470,000	483,413
CSMC
Series 2021-NQM2 A2
1.384%, due 2/25/66(a)(b)	377,593	340,081
DLIC Re-REMIC Trust 2025-FRR1
Series 2025-FRR1 C104
1.626%, due 12/27/52(a)(b)	495,000	418,675
Flagstar Mortgage Trust
Series 2021-6INV A18
2.500%, due 8/25/51(a)(b)	135,306	111,213
Series 2021-9INV A7
2.500%, due 9/25/41(a)(b)	965,215	865,915
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1
3.500%, due 5/25/50(a)(b)	305,488	275,885
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4
2.500%, due 9/25/52(a)(b)	1,530,096	1,267,590
GS Mortgage-Backed Securities Trust
Series 2022-PJ3 A4
2.500%, due 8/25/52(a)(b)	897,958	739,933
Series 2023-PJ1 A4
3.500%, due 2/25/53(a)(b)	1,308,575	1,175,454
GS Mortgage-Backed Securities Trust 2022-HP1
Series 2022-HP1 B4
3.309%, due 9/25/52(a)(b)	497,942	411,933

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
HarborView Mortgage Loan Trust
Series 2005-2 2A1A
4.215%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	$61,314	$59,572
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A
4.249%, (1 Month CME SOFR + 0.59%), due 7/25/35(a)	66,849	63,025
J.P. Morgan Mortgage Trust
Series 2019-8 A11
4.619%, (1 Month CME SOFR + 0.96%), due 3/25/50(a)	10,605	10,389
Series 2021-11 A3
2.500%, due 1/25/52(a)(b)	1,328,621	1,099,053
Series 2021-11 AX1
0.218%, due 1/25/52(a)(b)(c)	10,392,461	130,002
Series 2021-12 A3
2.500%, due 2/25/52(a)(b)	1,076,293	890,324
Series 2021-4 B1
2.888%, due 8/25/51(a)(b)	931,117	778,815
Series 2022-1 A3
2.500%, due 7/25/52(a)(b)	715,542	590,120
Series 2022-1 B3
3.083%, due 7/25/52(a)(b)	475,182	387,221
Series 2024-INV1 A4
6.000%, due 4/25/55(a)(b)	391,782	392,953
J.P. Morgan Mortgage Trust 2026-ACES1
Series 2026-ACES1 A2
5.161%, due 4/25/66(a)(b)	320,000	316,267
Series 2026-ACES1 A3
5.310%, due 4/25/66(a)(b)	325,000	321,218
J.P. Morgan Mortgage Trust Series 2025-NQM4
Series 2025-NQM4 A1F
4.845%, (1 Month SOFR + 1.20%), due 3/25/66(a)	377,905	377,546
LOANDEPOT GMSR Master Trust
Series 2025-GT2 A
6.811%, (1 Month CME SOFR + 3.15%), due 7/16/30(a)	520,000	519,035
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19
2.500%, due 4/25/51(a)(b)	103,789	85,204
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1
4.890%, due 12/25/29(a)(b)	43,736	37,815
Mill City Mortgage Loan Trust
Series 2018-3 B2
3.250%, due 8/25/58(a)(b)	728,447	559,956
Series 2018-4 B4
3.063%, due 4/25/66(a)(b)	414,516	257,029
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10
9.260%, (1 Month SOFR + 5.61%), due 10/25/49(a)	435,000	442,701
Series 2020-01 CE
11.260%, (1 Month SOFR + 7.61%), due 3/25/50(a)	115,000	118,674

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2025-01 B1
8.845%, (1 Month SOFR + 5.20%), due 5/25/55(a)	$590,000	$617,163
New Residential Mortgage Loan Trust
Series 2019-RPL3 B2
3.968%, due 7/25/59(a)(b)	550,000	477,859
New Residential Mortgage Loan Trust 2024-RPL1
Series 2024-RPL1 B1
3.874%, due 1/25/64(a)(b)	372,000	310,191
OBX 2025-R1 Trust
Series 2025-R1 A1
4.940%, due 9/25/62	547,117	543,382
OBX 2026-J1 Trust
Series 2026-J1 AF
4.995%, (1 Month SOFR + 1.35%), due 2/25/56(a)	375,230	375,502
OBX Trust
Series 2019-INV2 A5
4.000%, due 5/27/49(a)(b)	30,148	28,167
Series 2022-J1 A14
2.500%, due 2/25/52(a)(b)	1,021,862	833,142
Provident Funding Mortgage Trust
Series 2021-INV1 B2
2.779%, due 8/25/51(a)(b)	583,654	498,186
PTCM Re-REMIC Trust 2026-FRR1
Series 2026-FRR1 B169
3.601%, due 3/25/62(a)(b)	445,000	349,615
RALI Trust
Series 2005-QO3 A1
4.569%, (1 Month CME SOFR + 0.91%), due 10/25/45(a)	87,007	59,720
Series 2007-QO3 A1
4.089%, (1 Month CME SOFR + 0.43%), due 3/25/47(a)	81,474	77,399
RCKT Mortgage Trust
Series 2021-5 A1
2.500%, due 11/25/51(a)(b)	4,163,709	3,441,359
Series 2022-2 A2
2.500%, due 2/25/52(a)(b)	453,213	375,539
Sequoia Mortgage Trust
Series 2023-2 B2
4.978%, due 3/25/53(a)(b)	418,389	392,795
Sequoia Mortgage Trust 2026-5
Series 2026-5 A26F
5.340%, (1 Month SOFR + 1.70%), due 5/25/56(a)	320,000	319,984
STACR Trust
Series 2018-HRP1 B2
15.510%, (1 Month SOFR + 11.86%), due 5/25/43(a)	521,432	615,340
Towd Point Mortgage Trust
Series 2017-4 B5
3.605%, due 6/25/57(a)(b)	249,771	177,855
Series 2018-2 B5
3.277%, due 3/25/58(a)(b)	1,216,969	568,197
Series 2026-1 A1A
4.106%, due 1/25/66(a)(b)	327,995	324,928

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
UWM Mortgage Trust
Series 2021-INV5 A14
3.000%, due 1/25/52(a)(b)	$552,474	$472,193
Verus Securitization Trust 2025-R2
Series 2025-R2 A1
5.086%, due 7/25/67(a)(b)	382,107	380,501
Verus Securitization Trust 2026-R1
Series 2026-R1 A1
4.832%, due 10/25/67(a)(b)	387,291	383,763
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A
4.709%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(a)	18,954	18,384
Series 2004-AR12 A2B
4.689%, (1 Month CME SOFR + 1.03%), due 10/25/44(a)	49,306	48,913
Series 2004-AR8 A1
4.609%, (1 Month CME SOFR + 0.95%), due 6/25/44(a)	70,779	71,353
Series 2005-AR16 1A1
4.427%, due 12/25/35(a)(b)	50,819	47,782
Series 2005-AR6 2A1A
4.229%, (1 Month CME SOFR + 0.57%), due 4/25/45(a)	45,121	44,021
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3
4.179%, (1 Month CME SOFR + 0.52%), due 10/25/35(a)	28,628	27,389

Total Collateralized Mortgage Obligations
(Cost $32,652,114)		32,773,529

Commercial Asset-Backed Securities — 15.8%
Asset Backed Securities — 15.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G
11.395%, due 9/15/32	391,093	398,059
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A D
7.350%, due 4/20/28	245,000	247,336
Series 2023-8A D
7.520%, due 2/20/30	495,000	502,359
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D
6.395%, (1 Month SOFR + 2.75%), due 6/25/47(a)	322,758	326,715
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C
5.650%, due 4/16/29	250,000	251,569
Series 2025-2 D
5.620%, due 3/17/31	390,000	394,768
Series 2025-3 E
6.620%, due 5/17/32	600,000	600,010
Bridgecrest Lending Auto Securitization Trust 2026-1
Series 2026-1 D
4.990%, due 11/17/31	375,000	372,558

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
CarMax Auto Owner Trust
Series 2024-1 C
5.470%, due 8/15/29	$80,000	$81,156
Series 2024-3 C
5.280%, due 3/15/30	485,000	491,674
CarMax Select Receivables Trust
Series 2024-A D
6.270%, due 12/16/30	365,000	372,984
Series 2025-A D
5.860%, due 7/15/31	305,000	310,011
Series 2025-B D
5.330%, due 7/15/31	410,000	411,393
CF Hippolyta Issuer LLC
Series 2020-1 A2
1.990%, due 7/15/60	386,635	315,773
Series 2020-1 B1
2.280%, due 7/15/60	422,742	259,545
Consolidated Communications LLC/ Fidium Fiber Finance Holdco LLC
Series 2025-1A A2
6.000%, due 5/20/55	400,000	406,398
DataBank Issuer II LLC
Series 2025-1A A2
5.180%, due 9/27/55	160,000	157,533
Series 2025-1A B
5.669%, due 9/27/55	375,000	365,817
Drive Auto Receivables Trust
Series 2024-1 C
5.430%, due 11/17/31	75,000	75,977
Exeter Automobile Receivables Trust
Series 2022-2A E
6.340%, due 10/15/29	375,000	362,812
Series 2025-3A D
5.570%, due 10/15/31	275,000	277,458
Series 2025-4A D
5.230%, due 1/15/32	435,000	434,662
Series 2025-4A E
6.990%, due 4/15/33	295,000	295,807
Exeter Automobile Receivables Trust 2025-5
Series 2025-5A D
5.160%, due 3/15/32	350,000	350,988
Exeter Select Automobile Receivables Trust 2025-3
Series 2025-3 D
5.540%, due 5/17/32	400,000	402,451
First Investors Auto Owner Trust
Series 2023-1A D
7.740%, due 1/15/31	285,000	295,200
Flagship Credit Auto Trust
Series 2021-1 D
1.270%, due 3/15/27	14,809	14,789
Series 2021-2 D
1.590%, due 6/15/27	43,250	43,009
Series 2021-2 E
3.160%, due 9/15/28	410,000	397,792
Series 2021-3 D
1.650%, due 9/15/27	407,503	402,940

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Series 2021-3 E
3.320%, due 12/15/28	$650,000	$559,561
Series 2021-4 C
1.960%, due 12/15/27	2,347	2,344
Series 2022-1 D
3.640%, due 3/15/28	335,000	328,670
Series 2022-2 D
5.800%, due 4/17/28	355,000	302,516
Series 2024-1 C
5.790%, due 2/15/30	345,000	345,594
Flexential Issuer LLC
Series 2025-1A C
8.540%, due 10/25/60	320,000	323,820
GLS Auto Receivables Issuer Trust
Series 2024-2A D
6.190%, due 2/15/30	700,000	716,343
Series 2025-1A D
5.610%, due 11/15/30	610,000	619,694
GLS Auto Receivables Issuer Trust 2022-2
Series 2022-2A E
5.500%, due 6/15/29	310,000	312,004
GMF Floorplan Owner Revolving Trust
Series 2023-2 A
5.340%, due 6/15/30	100,000	102,111
Hertz Vehicle Financing III LLC
Series 2024-2A D
9.410%, due 1/27/31	315,000	328,060
Series 2025-3A D
8.550%, due 12/26/29	445,000	452,215
Series 2025-6A D
8.300%, due 5/25/32	515,000	514,559
Huntington Bank Auto Credit-Linked Notes Series 2024-2
Series 2024-2 E
11.140%, (1 Month SOFR + 7.50%), due 10/20/32(a)	404,560	398,035
Hyundai Auto Receivables Trust
Series 2024-B C
5.290%, due 10/15/31	210,000	213,559
Kinetic ABS Issuer LLC
Series 2026-1A A2
5.219%, due 2/25/56	395,000	393,747
LAD Auto Receivables Trust
Series 2024-1A D
6.150%, due 6/16/31	100,000	102,232
Series 2024-2A D
6.370%, due 10/15/31	430,000	440,479
Series 2024-3A D
5.180%, due 2/17/32	565,000	565,495
Series 2025-2A D
5.010%, due 12/15/32	380,000	378,233
Long Beach Mortgage Loan Trust
Series 2004-3 M1
4.624%, (1 Month CME SOFR + 0.97%), due 7/25/34(a)	92,774	93,593
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1
4.947%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	300,000	300,517

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust 2020-F
Series 2020-FA A
1.220%, due 7/15/69	$187,515	$177,137
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1
1.910%, due 10/20/61	285,000	239,400
Octagon Investment Partners 49 Ltd., (Cayman Islands)
Series 2020-5A ARR
4.793%, (3 Month CME SOFR + 1.12%), due 4/15/37(a)	300,000	299,135
Progress Residential Trust
Series 2025-SFR3 D
3.390%, due 7/17/42	355,000	323,662
Series 2025-SFR4 C
5.050%, due 8/17/42	440,000	432,730
Regatta XI Funding Ltd., (Cayman Islands)
Series 2018-1A AR
5.080%, (3 Month CME SOFR + 1.40%), due 7/17/37(a)	250,000	250,230
Retained Vantage Data Centers Issuer LLC
Series 2023-1A A2A
5.000%, due 9/15/48	325,000	323,418
RIN V LLC
Series 2023-2A A1R
5.009%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	350,000	350,153
Santander Drive Auto Receivables Trust 2026-1
Series 2026-1 D
4.750%, due 4/15/32	500,000	492,598
Shentel Issuer LLC
Series 2025-1A A2
5.640%, due 12/20/55	480,000	485,211
SoFi Consumer Loan Program Trust
Series 2025-1 B
5.120%, due 2/27/34	370,000	372,812
Structured Asset Investment Loan Trust
Series 2004-8 A6
4.569%, (1 Month CME SOFR + 0.91%), due 9/25/34(a)	92,979	91,261
Subway Funding LLC
Series 2024-1A A2I
6.028%, due 7/30/54	349,675	352,217
Switch ABS Issuer LLC
Series 2025-2A B
6.244%, due 10/25/55	280,000	268,883
Toyota Auto Loan Extended Note Trust
Series 2023-1A A
4.930%, due 6/25/36	100,000	101,293
Tricon American Homes
Series 2020-SFR1 C
2.249%, due 7/17/38	335,000	332,976
Series 2020-SFR1 D
2.548%, due 7/17/38	460,000	457,357
Vantage Data Centers Issuer LLC
Series 2021-1A A2
2.165%, due 10/15/46	585,000	576,767

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Zayo Issuer LLC
Series 2025-1A B
6.088%, due 3/20/55	$470,000	$473,778
Series 2025-2A A2
5.953%, due 6/20/55	475,000	482,423
Series 2025-3A A2
5.570%, due 10/20/55	485,000	482,777
Series 2025-3A C
8.435%, due 10/20/55	470,000	488,292

Total Commercial Asset-Backed Securities
(Cost $25,372,524)		25,267,434

Commercial Mortgage-Backed Securities — 15.1%
Mortgage Securities — 15.1%
1301 Trust 2025-AOA
Series 2025-1301 D
6.430%, due 8/11/42(a)(b)	385,000	385,961
ARZ Trust 2024-BILT
Series 2024-BILT E
7.487%, due 6/11/39	310,000	317,709
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ A
2.848%, due 8/14/34	495,000	410,860
BAMLL Commercial Mortgage Securities Trust 2014-520M
Series 2014-520M A
4.325%, due 8/15/46(a)(b)	375,000	341,424
BANK
Series 2017-BNK6 D
3.100%, due 7/15/60	275,000	231,565
Series 2017-BNK7 C
4.103%, due 9/15/60(a)(b)	440,000	399,657
Series 2019-BN19 B
3.647%, due 8/15/61	80,000	69,276
Series 2020-BN25 D
2.500%, due 1/15/63	220,000	165,260
BANK 2017-BNK8
Series 2017-BNK8 B
4.081%, due 11/15/50(a)(b)	250,000	231,880
Series 2017-BNK8 D
2.600%, due 11/15/50	200,000	113,027
BBCMS Mortgage Trust
Series 2024-C24 AS
5.867%, due 2/15/57	70,000	72,371
Benchmark Mortgage Trust
Series 2018-B6 D
3.238%, due 10/10/51(a)(b)	605,000	460,534
Series 2019-B14 C
3.898%, due 12/15/62(a)(b)	485,000	343,714
Series 2020-B16 D
2.500%, due 2/15/53	545,000	414,900
Series 2020-B17 C
3.371%, due 3/15/53(a)(b)	910,000	689,258
BF Mortgage Trust
Series 2019-NYT E
6.452%, (1 Month CME SOFR + 2.80%), due 12/15/35(a)	683,500	601,480

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
BFLD Commercial Mortgage Trust
Series 2025-5MW D
6.583%, due 10/10/42(a)(b)	$575,000	$583,059
BLP Commercial Mortgage Trust 2023-IND
Series 2023-IND F
7.842%, (1 Month CME SOFR + 4.19%), due 3/15/40(a)	330,411	331,443
BMO Mortgage Trust
Series 2022-C1 111A
3.378%, due 2/17/55(a)(b)	550,000	523,019
BWAY Mortgage Trust
Series 2013-1515 C
3.446%, due 3/10/33	285,000	263,625
BX Commercial Mortgage Trust
Series 2024-BRBK D
9.635%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	265,000	263,860
BX Commercial Mortgage Trust 2019-IMC
Series 2019-IMC F
6.601%, (1 Month CME SOFR + 2.95%), due 4/15/34(a)	330,000	326,747
BX Commercial Mortgage Trust 2024-VLT5
Series 2024-VLT5 E
8.134%, due 11/13/46(a)(b)	360,000	376,123
BX Commercial Mortgage Trust 2026-VLT9
Series 2026-VLT9 D
6.905%, (1 Month CME SOFR + 3.25%), due 3/15/45(a)	400,000	399,125
BX Trust
Series 2019-OC11 D
4.075%, due 12/9/41(a)(b)	500,000	473,867
BX Trust 2025-ARIA
Series 2025-ARIA C
5.701%, due 12/13/42(a)(b)	450,000	451,374
BX Trust 2025-LIFE
Series 2025-LIFE A
6.080%, due 6/13/47(a)(b)	360,000	359,446
BX Trust 2025-VOLT
Series 2025-VOLT B
5.755%, (1 Month CME SOFR + 2.10%), due 12/15/44(a)	380,000	379,525
BXP Trust 2021-601L
Series 2021-601L A
2.618%, due 1/15/44	575,000	501,635
CAMB Commercial Mortgage Trust
Series 2021-CX2 D
2.864%, due 11/10/46(a)(b)	600,000	467,934
CFK Trust
Series 2020-MF2 E
3.573%, due 3/15/39(a)(b)	490,000	380,014
Citigroup Commercial Mortgage Trust
Series 2018-B2 D
3.298%, due 3/10/51(a)(b)	520,000	393,055
COMM 2013-CCRE6 Mortgage Trust
Series 2013-CR6 D
4.001%, due 3/10/46(a)(b)	175,000	162,487

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D
3.222%, due 11/10/47	$226,028	$143,530
COMM 2018-HCLV Mortgage Trust
Series 2018-HCLV A
4.951%, (1 Month CME SOFR + 1.30%), due 9/15/33(a)	425,000	399,918
COMM 2020-CX Mortgage Trust
Series 2020-CX D
2.773%, due 11/10/46(a)(b)	290,000	224,340
COMM Mortgage Trust
Series 2016-DC2 C
4.761%, due 2/10/49(a)(b)	395,000	388,277
Series 2016-DC2 D
4.011%, due 2/10/49(a)(b)	760,000	693,865
CSMC 2014-USA OA LLC
Series 2014-USA A1
3.304%, due 9/15/37	446,556	415,794
DBUBS Mortgage Trust
Series 2011-LC3A PM2
5.268%, due 5/10/44(a)(b)	225,000	92,248
Extended Stay America Trust 2026-ESH2
Series 2026-ESH2 D
5.905%, (1 Month CME SOFR + 2.25%), due 2/15/43(a)	366,709	368,084
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 B1
9.646%, (1 Month SOFR + 6.00%), due 10/25/44(a)	530,000	547,956
GS Mortgage Securities Corp. Trust
Series 2012-BWTR A
2.954%, due 11/5/34	417,093	365,822
Series 2017-GPTX A
2.856%, due 5/10/34	513,367	457,651
GS Mortgage Securities Trust
Series 2015-GC30 B
4.094%, due 5/10/50(a)(b)	104,526	101,078
Series 2015-GC30 D
3.384%, due 5/10/50	1,075,000	665,973
GS Mortgage Securities Trust 2014-GC22
Series 2014-GC22 AS
4.113%, due 6/10/47	395,000	374,544
Series 2014-GC22 B
4.391%, due 6/10/47(a)(b)	175,000	136,712
GSMS Trust 2024-Fair
Series 2024-FAIR D
8.214%, due 7/15/29(a)(b)	315,000	318,099
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D
6.844%, (1 Month CME SOFR + 3.19%), due 5/15/37(a)	100,000	100,000
Hilton USA Trust 2016-SFP
Series 2016-SFP A
2.828%, due 11/5/35	200,000	168,002
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-SPRL D
6.551%, due 1/13/40(a)(b)	315,000	322,892

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A
5.069%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	$245,000	$230,025
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 B
4.009%, due 3/15/50(a)(b)	150,000	126,005
Series 2017-C7 D
3.000%, SOFR, due 10/15/50	100,000	78,031
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS
3.561%, due 4/15/48	110,000	105,600
Morgan Stanley Capital I Trust 2021-230P
Series 2021-230P A
4.938%, (1 Month CME SOFR + 1.28%), due 12/15/38(a)	275,000	266,406
MSWF Commercial Mortgage Trust
Series 2023-2 AS
6.491%, due 12/15/56(a)(b)	75,000	80,474
MTN Commercial Mortgage Trust 2026-LPFX
Series 2026-LPFX E
6.560%, due 5/15/43(a)(b)	390,000	388,926
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE A
5.234%, (1 Month CME SOFR + 1.58%), due 7/15/36(a)	339,543	332,602
Series 2020-2PAC AMZ1
3.617%, due 1/15/37(a)(b)	475,000	403,755
NCMF Trust
Series 2025-MFS D
6.839%, due 6/10/33(a)(b)	375,000	377,105
NYC Commercial Mortgage Trust 2025-1155
Series 2025-1155 E
7.603%, due 6/10/42(a)(b)	480,000	476,019
ROCK Trust 2024-CNTR
Series 2024-CNTR C
6.471%, due 11/13/41	315,000	325,357
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-5AVE B
4.534%, due 1/5/43(a)(b)	380,000	322,255
SWCH Commercial Mortgage Trust
Series 2025-DATA A
5.098%, (1 Month CME SOFR + 1.44%), due 2/15/42(a)	320,000	317,200
UBS Commercial Mortgage Trust
Series 2018-C9 C
5.107%, due 3/15/51(a)(b)	405,000	276,140
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B
3.649%, due 3/10/46(a)(b)	490,061	470,219
WB Commercial Mortgage Trust 2024-HQ
Series 2024-HQ A
6.134%, due 3/15/40(a)(b)	530,000	530,650
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5 D
4.982%, due 1/15/59(a)(b)	394,000	177,300
Series 2019-C51 AS
3.584%, due 6/15/52	116,000	105,298

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2022-ONL E
5.092%, due 12/15/39(a)(b)	$350,000	$296,954
WP Glimcher Mall Trust
Series 2015-WPG C
3.633%, due 6/5/35(a)(b)	450,000	382,509

Total Commercial Mortgage-Backed Securities
(Cost $24,230,501)		24,238,829

U.S. Government & Federal Agencies — 46.0%
Mortgage Securities — 45.0%
Fannie Mae Interest Strip
Series 2022-426 C32
1.500%, due 2/25/52(c)	167,601	15,781
Series 2023-438 C34
6.000%, due 8/25/53(c)	613,439	139,401
Series 2024-440 C46
4.000%, due 10/25/53(c)	1,255,735	264,803
Fannie Mae Pool
Series 2018-BK4772
4.000%, due 8/1/48	21,271	20,244
Series 2018-BN0340
4.500%, due 12/1/48	11,553	11,299
Series 2018-CA2056
4.500%, due 7/1/48	51,032	50,049
Series 2018-CA2960
4.500%, due 1/1/49	27,057	26,452
Series 2020-FM3129
3.000%, due 5/1/50	80,330	71,089
Series 2020-FM3889
3.000%, due 7/1/50	26,568	23,544
Series 2020-FM5299
3.500%, due 11/1/50	21,029	19,210
Series 2021-FM7418
2.500%, due 6/1/51	124,277	106,340
Series 2021-MA4371
2.500%, due 6/1/51	1,185,294	976,050
Series 2021-MA4438
2.500%, due 10/1/51	2,593,705	2,185,388
Series 2021-MA4492
2.000%, due 12/1/51	4,002,330	3,219,673
Series 2021-MA4511
2.000%, due 1/1/52	2,480,589	1,993,528
Series 2022-BU1417
3.000%, due 1/1/52	95,210	83,579
Series 2022-MA4562
2.000%, due 3/1/52	4,104,128	3,297,035
Series 2022-MA4598
2.500%, due 5/1/52	1,339,967	1,128,069
Series 2022-MA4623
2.500%, due 6/1/52	748,522	629,865
Series 2022-MA4624
3.000%, due 6/1/52	1,819,318	1,596,948
Series 2022-MA4626
4.000%, due 6/1/52	983,968	927,193
Series 2022-MA4806
5.000%, due 11/1/52	391,040	387,390

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-FS3603
5.500%, due 8/1/53	$44,508	$45,322
Series 2023-FS3904
5.000%, due 3/1/53	20,337	20,135
Series 2023-FS5641
6.000%, due 8/1/53	91,893	94,235
Series 2023-MA4918
5.000%, due 2/1/53	1,338,897	1,325,606
Series 2023-MA4919
5.500%, due 2/1/53	680,266	686,496
Series 2023-MA4940
5.000%, due 3/1/53	932,389	922,244
Series 2023-MA5009
5.000%, due 5/1/53	812,955	804,865
Series 2023-MA5020
5.000%, due 5/1/43	611,819	607,190
Series 2023-MA5027
4.000%, due 5/1/53	899,312	844,158
Series 2024-FS7587
5.500%, due 4/1/54	64,426	65,522
Series 2024-FS8105
2.000%, due 10/1/52	3,242,851	2,606,847
Series 2024-FS8206
5.500%, due 6/1/54	504,749	513,689
Series 2024-FS9453
4.500%, due 8/1/53	273,630	264,746
Series 2024-MA5353
5.500%, due 5/1/54	1,351,353	1,359,588
Series 2024-MA5497
5.500%, due 10/1/54	697,209	700,962
Series 2024-MA5552
5.000%, due 12/1/54	796,962	785,877
Series 2025-FA1540
6.000%, due 12/1/54	330,578	338,685
Series 2025-FA2250
3.000%, due 7/1/52	830,385	728,721
Series 2025-MA5614
5.500%, due 2/1/55	325,351	327,150
Fannie Mae REMICS
Series 2016-19 SD
2.340%, (1 Month SOFR + 5.99%), due 4/25/46(a)(c)	108,150	9,130
Series 2016-57 SN
2.290%, (1 Month SOFR + 5.94%), due 6/25/46(a)(c)	56,081	5,774
Series 2019-32 SB
2.290%, (1 Month SOFR + 5.94%), due 6/25/49(a)(c)	46,425	4,807
Series 2019-77 LZ
3.000%, due 1/25/50	171,428	149,342
Series 2020-23 PS
2.290%, (1 Month SOFR + 5.94%), due 2/25/50(a)(c)	64,575	7,433
Series 2020-57 LJ
2.000%, due 8/25/50	535,000	406,916
Series 2020-63 B
1.250%, due 9/25/50	7,666	6,021

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-12 GC
3.500%, due 7/25/50	$74,910	$67,856
Series 2021-3 TI
2.500%, due 2/25/51(c)	1,036,400	171,593
Series 2021-34 MI
2.500%, due 3/25/51(c)	775,216	101,285
Series 2021-8 ID
3.500%, due 3/25/51(c)	872,756	186,966
Series 2021-85 BI
3.000%, due 12/25/51(c)	285,277	49,367
Series 2021-91 HI
3.000%, due 1/25/52(c)	96,548	11,818
Series 2022-10 SA
2.105%, (1 Month SOFR + 5.75%), due 2/25/52(a)(c)	597,021	67,160
Series 2024-48 SB
2.255%, (1 Month SOFR + 5.90%), due 7/25/54(a)(c)	1,962,192	105,885
Series 2024-78 EV
5.500%, due 10/25/35	415,993	422,682
Series 2024-82 DS
1.505%, (1 Month SOFR + 5.15%), due 11/25/54(a)(c)	1,072,743	32,216
Series 2025-103 SA
2.185%, (1 Month SOFR + 5.83%), due 6/25/55(a)(c)	815,526	49,255
Series 2025-18 SM
3.455%, (1 Month SOFR + 7.10%), due 9/25/54(a)(c)	385,042	33,482
Series 2025-31 ZJ
5.000%, due 6/25/54	373,162	362,043
Series 2025-44 SD
1.455%, (1 Month SOFR + 5.10%), due 6/25/55(a)(c)	1,406,699	50,934
Freddie Mac Gold Pool
Series 2018-G08831
4.000%, due 8/1/48	10,837	10,329
Freddie Mac Mscr Trust
Series 2024-MN8 M2
7.895%, (1 Month SOFR + 4.25%), due 5/25/44(a)	430,000	447,130
Series 2025-MN10 B1
8.595%, (1 Month SOFR + 4.95%), due 2/25/45(a)	420,000	428,373
Freddie Mac Mscr Trust Mn10
Series 2025-MN10 M2
6.495%, (1 Month SOFR + 2.85%), due 2/25/45(a)	320,000	320,951
Freddie Mac Mscr Trust Mn13
Series 2026-MN13 B1
8.145%, (1 Month SOFR + 4.50%), due 3/25/46(a)	155,000	154,603
Series 2026-MN13 M2
6.595%, (1 Month SOFR + 2.95%), due 3/25/46(a)	200,000	200,428
Freddie Mac Pool
Series 2019-QA1451
3.000%, due 8/1/49	12,897	11,457

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2019-RA1780
4.500%, due 11/1/49	$31,103	$30,550
Series 2021-RA4934
3.000%, due 3/1/51	949,084	831,945
Series 2021-SD8146
2.000%, due 5/1/51	695,235	560,882
Series 2021-SD8166
2.000%, due 9/1/51	1,816,255	1,461,998
Series 2022-QD8143
2.000%, due 3/1/52	84,952	68,175
Series 2022-RA6622
2.500%, due 1/1/52	191,079	162,473
Series 2022-RA7122
3.500%, due 4/1/52	649,530	594,552
Series 2022-SD8199
2.000%, due 3/1/52	4,285,687	3,445,436
Series 2022-SD8211
2.000%, due 5/1/52	694,297	557,759
Series 2022-SD8220
3.000%, due 6/1/52	431,091	378,310
Series 2022-SD8243
3.500%, due 9/1/52	1,353,828	1,233,110
Series 2022-SD8256
4.000%, due 10/1/52	505,267	475,031
Series 2022-SD8266
4.500%, due 11/1/52	2,718,808	2,626,612
Series 2022-SD8277
5.500%, due 12/1/52	512,942	518,325
Series 2023-SD3392
5.500%, due 7/1/53	34,990	35,399
Series 2023-SD3770
2.500%, due 3/1/52	503,296	430,244
Series 2023-SD8325
6.000%, due 5/1/53	101,380	103,994
Series 2023-SD8329
5.000%, due 6/1/53	491,689	486,796
Series 2023-SD8342
5.500%, due 7/1/53	1,024,400	1,033,330
Series 2024-SD4958
2.000%, due 6/1/52	3,463,596	2,793,316
Series 2024-SD5040
5.500%, due 3/1/54	59,068	60,060
Series 2024-SD6766
5.500%, due 11/1/54	1,136,592	1,148,514
Series 2024-SD6871
5.500%, due 11/1/54	660,912	670,327
Series 2024-SD8407
5.000%, due 3/1/54	483,529	477,226
Series 2025-RB5383
4.500%, due 1/1/46	308,456	300,730
Series 2025-RJ5572
5.000%, due 12/1/55	673,703	668,402
Series 2025-SD8506
5.500%, due 2/1/55	458,443	460,955
Series 2025-SL0927
6.000%, due 9/1/54	918,997	949,086
Series 2025-SL1570
6.000%, due 7/1/55	268,118	273,800

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac REMICS
Series 2020-4993 KS
2.290%, (1 Month SOFR + 5.94%), due 7/25/50(a)(c)	$134,316	$16,775
Series 2020-4994 TS
2.340%, (1 Month SOFR + 5.99%), due 7/25/50(a)(c)	1,298,740	160,398
Series 2020-5021 SA
0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(c)	867,038	16,939
Series 2020-5036 IO
3.500%, due 11/25/50(c)	663,907	141,441
Series 2020-5040 IO
3.500%, due 11/25/50(c)	50,139	9,009
Series 2020-5041 JE
1.250%, due 3/25/49	73,887	60,717
Series 2021-5070 PI
3.000%, due 8/25/50(c)	59,515	10,564
Series 2021-5094 IP
3.000%, due 4/25/51(c)	459,580	73,270
Series 2021-5152 BI
3.000%, due 7/25/50(c)	81,260	14,052
Series 2021-5167 GI
3.000%, due 11/25/51(c)	919,199	151,545
Series 2022-5191 IO
3.500%, due 9/25/50(c)	63,410	12,171
Series 2022-5205 KI
3.000%, due 12/25/48(c)	53,211	5,252
Series 2023-5326 QO
0.000%, due 9/25/50(d)(e)	406,979	272,663
Series 2023-5328 JY
0.250%, due 9/25/50	405,367	281,925
Series 2023-5351 DO
0.000%, due 9/25/53(d)(e)	79,651	66,571
Series 2024-5471 SK
1.705%, (1 Month SOFR + 5.35%), due 8/25/54(a)(c)	1,944,914	69,897
Series 2024-5472 SB
1.705%, (1 Month SOFR + 5.35%), due 11/25/54(a)(c)	2,827,773	108,019
Series 2025-5514 SA
1.455%, (1 Month SOFR + 5.10%), due 3/25/55(a)(c)	828,117	24,656
Series 2025-5531 SD
2.255%, (1 Month SOFR + 5.90%), due 4/25/55(a)(c)	1,157,892	73,440
Series 2025-5547 ES
3.355%, (1 Month SOFR + 7.00%), due 6/25/55(a)(c)	453,630	35,152
Freddie Mac STACR REMIC Trust
Series 2021-DNA1 B1
6.295%, (1 Month SOFR + 2.65%), due 1/25/51(a)	580,000	609,000
Series 2021-DNA5 B2
9.145%, (1 Month SOFR + 5.50%), due 1/25/34(a)	220,000	266,955
Series 2021-HQA3 B2
9.895%, (1 Month SOFR + 6.25%), due 9/25/41(a)	1,070,000	1,088,813

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-HQA1 B2
14.645%, (1 Month SOFR + 11.00%), due 3/25/42(a)	$150,000	$162,101
Freddie Mac STACR REMIC Trust 2026-DNA2
Series 2026-DNA2 M2
5.245%, (1 Month SOFR + 1.60%), due 3/25/46(a)	435,000	436,204
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B
4.157%, due 8/25/48(a)(b)	680,932	542,942
Freddie Mac STACR Trust
Series 2019-FTR1 B2
12.110%, (1 Month SOFR + 8.46%), due 1/25/48(a)	385,000	453,375
Series 2019-FTR3 B2
8.582%, (1 Month SOFR + 4.91%), due 9/25/47(a)	500,000	545,705
Series 2019-HQA2 B2
15.010%, (1 Month SOFR + 11.36%), due 4/25/49(a)	680,000	806,457
Freddie Mac STACR Trust 2019-DNA3
Series 2019-DNA3 B2
11.910%, (1 Month SOFR + 8.26%), due 7/25/49(a)	360,000	397,145
Freddie Mac Strips
Series 2006-240
0.000%, due 7/15/36(d)(e)	30,335	26,905
Series 2007-246
0.000%, due 5/15/37(d)(e)	44,177	36,671
Series 2012-272
0.000%, due 8/15/42(d)(e)	139,683	107,717
Series 2013-311 S1
2.196%, (1 Month SOFR + 5.84%), due 8/15/43(a)(c)	1,120,780	109,711
Series 2023-397 C61
5.500%, due 1/25/53(c)	535,694	105,729
Series 2023-402
0.000%, due 9/25/53(d)(e)	71,291	59,631
Ginnie Mae II Pool
Series 2021-MA7706
3.000%, due 11/20/51	796,945	710,375
Series 2024-787246
3.000%, due 9/20/53	1,185,678	1,036,339
Ginnie Mae Strip
Series 2004-1 1
0.000%, due 7/20/34(d)(e)	14,357	12,637
Government National Mortgage Association
Series 2016-93 AI
4.500%, due 7/20/44(c)	593,534	134,761
Series 2018-173 ZA
3.000%, due 7/16/60	386,178	289,546
Series 2020-1 YS
0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(c)	114,883	798
Series 2020-129 SB
0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(c)	145,611	1,223

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-146 SA
2.525%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(c)	$122,265	$15,797
Series 2020-149 IQ
2.500%, due 10/20/50(c)	132,294	18,827
Series 2020-166 IC
2.000%, due 11/20/50(c)	60,342	7,268
Series 2020-167 SN
2.525%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	418,845	55,109
Series 2020-168 IA
0.975%, due 12/16/62(a)(b)(c)	2,045,618	142,623
Series 2020-177 IO
0.822%, due 6/16/62(a)(b)(c)	230,394	13,003
Series 2020-183 HT
2.130%, (1 Month SOFR + 5.77%), due 12/20/50(a)(c)	113,759	13,808
Series 2020-188 GI
2.000%, due 12/20/50(c)	948,449	109,137
Series 2020-188 IO
2.000%, due 12/20/50(c)	84,299	9,505
Series 2020-189 NS
2.525%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	119,932	16,321
Series 2020-189 SU
2.525%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	359,506	49,170
Series 2020-34 SC
2.275%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(c)	72,485	8,723
Series 2020-96 CS
2.325%, (1 Month CME SOFR + 5.99%), due 8/20/49(a)(c)	211,573	24,746
Series 2021-1 IT
3.000%, due 1/20/51(c)	802,898	137,481
Series 2021-1 PI
2.500%, due 12/20/50(c)	59,934	8,983
Series 2021-122 HS
2.525%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(c)	961,168	127,938
Series 2021-16 AS
0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(c)	2,030,998	11,470
Series 2021-177 IM
3.000%, due 10/20/51(c)	92,315	15,554
Series 2021-177 SB
0.000%, (1 Month SOFR + 3.20%), due 10/20/51(a)(c)	4,472,899	47,707
Series 2021-179 SA
2.525%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	965,691	129,999
Series 2021-188 IO
2.500%, due 10/20/51(c)	1,148,092	186,203
Series 2021-205 GA
2.000%, due 11/20/51	120,583	98,690
Series 2021-226 SA
0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(c)	17,730,048	45,439

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-29 AS
0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(c)	$226,128	$1,366
Series 2021-30 HI
2.000%, due 2/20/51(c)	176,243	19,238
Series 2021-44 IQ
3.000%, due 3/20/51(c)	584,265	96,685
Series 2021-47 IO
0.992%, due 3/16/61(a)(b)(c)	354,398	22,963
Series 2021-50 KI
2.500%, due 1/20/48(c)	163,862	17,930
Series 2021-56 FE
2.500%, (1 Month SOFR + 0.20%), due 10/20/50(a)(c)	118,693	17,040
Series 2021-57 SA
2.525%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	1,579,059	196,221
Series 2021-57 SD
2.525%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	2,236,505	286,440
Series 2021-67 PI
3.000%, due 4/20/51(c)	77,525	12,945
Series 2021-96 JS
2.575%, (1 Month CME SOFR + 6.24%), due 6/20/51(a)(c)	1,059,216	145,689
Series 2021-96 NS
2.525%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	119,011	14,767
Series 2021-96 SN
2.525%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	145,452	17,508
Series 2021-97 SM
2.525%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	103,646	13,628
Series 2021-98 IN
3.000%, due 6/20/51(c)	73,076	13,042
Series 2022-1 CF
2.500%, (1 Month SOFR + 0.80%), due 1/20/52(a)	225,220	187,377
Series 2022-10 IC
2.000%, due 11/20/51(c)	1,032,769	124,016
Series 2022-101 SB
0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(c)	1,018,807	10,133
Series 2022-107 SA
0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(c)	5,117,400	46,748
Series 2022-182 IO
3.000%, due 10/20/45(c)	298,668	39,562
Series 2022-185 DI
1.022%, due 10/16/65(a)(b)(c)	867,942	57,748
Series 2022-190 HS
2.275%, (1 Month CME SOFR + 5.94%), due 2/20/50(a)(c)	295,528	30,768
Series 2022-207 IO
3.000%, due 8/20/51(c)	72,265	12,380
Series 2022-78 S
0.060%, (1 Month SOFR + 3.70%), due 4/20/52(a)(c)	128,149	2,154

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-87 SA
0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(c)	$2,029,539	$19,463
Series 2023-1 HD
3.500%, due 1/20/52	165,651	149,253
Series 2023-159 CI
0.955%, due 7/16/65(a)(b)(c)	1,895,488	128,755
Series 2023-172 IO
1.332%, due 2/16/66(a)(b)(c)	2,236,392	198,518
Series 2023-194 CI
0.844%, due 10/16/65(a)(b)(c)	1,452,226	88,090
Series 2023-37 IB
2.500%, due 10/20/50(c)	601,712	86,303
Series 2023-53
0.000%, due 4/20/53(d)(e)	217,404	176,812
Series 2023-59 YC
7.092%, due 9/20/51(a)(b)	61,488	67,150
Series 2023-60 ES
3.920%, (1 Month SOFR + 11.20%), due 4/20/53(a)	44,764	40,942
Series 2023-66 OQ
0.000%, due 7/20/52(d)(e)	146,692	118,278
Series 2023-80 SA
1.610%, (1 Month SOFR + 5.25%), due 6/20/53(a)(c)	1,731,064	73,177
Series 2023-86 SE
3.010%, (1 Month SOFR + 6.65%), due 9/20/50(a)(c)	669,807	100,425
Series 2024-48 JI
3.000%, due 7/20/51(c)	747,578	130,166
Series 2024-51 SX
1.560%, (1 Month SOFR + 5.20%), due 3/20/54(a)(c)	2,975,526	116,191
Series 2025-112 IO
0.569%, due 3/16/66(a)(b)(c)	2,287,654	113,819
Series 2025-131 S
2.410%, (1 Month SOFR + 6.05%), due 8/20/55(a)(c)	640,134	50,249
Series 2025-25 P
7.000%, due 11/20/54	202,900	208,384
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU
3.250%, due 11/25/64	1,378,339	1,185,643
Seasoned Loans Structured Transaction Series
Series 2018-1 A1
3.500%, due 6/25/28	42,694	41,785
		72,245,989
U.S. Treasury Note — 1.0%
U.S. Treasury Notes
3.875%, due 4/15/29(f)	1,040,000	1,038,944
4.125%, due 4/30/33(f)	500,000	497,422
		1,536,366

Total U.S. Government & Federal Agencies
(Cost $73,873,860)		73,782,355

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

	Shares	Value
Short-Term Investments — 1.6%
Money Market Funds — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(g)(h)	$790,500	$ 790,500
Dreyfus Treasury Obligations Cash Management Fund, 3.53%(g)	1,695,563	1,695,563

Total Short-Term Investments
(Cost $2,486,063)		2,486,063

Total Investments — 100.6% (Cost $161,339,562)		161,261,721
Other Assets and Liabilities, Net — (0.6)%		(883,637)
Net Assets — 100.0%		$160,378,084

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(d)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(e)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(f)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,271,635; total market value of collateral held by the Fund was $1,297,284. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $506,784.

(g)Reflects the 1-day yield at April 30, 2026.

(h)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

April 30, 2026

Open futures contracts outstanding at April 30, 2026:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at April 30, 2026	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
U.S. 10 Year Note (CBT)	Citigroup Global Markets, Inc.	June 2026	174	$19,582,481	$19,243,312	$(339,169)
						$(339,169)
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Note	Citigroup Global Markets, Inc.	June 2026	(62)	$(7,124,324)	$(6,997,281)	$127,043
U.S. 5 Year Note (CBT)	Citigroup Global Markets, Inc.	June 2026	(2)	(215,621)	(215,672)	(51)
U.S. Long Bond (CBT)	Citigroup Global Markets, Inc.	June 2026	(4)	(469,209)	(451,375)	17,834
						$144,826
TOTAL						$(194,343)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $212,240 at April 30, 2026.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(i)
Collateralized Loan Obligations	$—	$2,713,511	$—	$2,713,511
Collateralized Mortgage Obligations	—	32,773,529	—	32,773,529
Commercial Asset-Backed Securities	—	25,267,434	—	25,267,434
Commercial Mortgage-Backed Securities	—	24,238,829	—	24,238,829
U.S. Government & Federal Agencies	—	73,782,355	—	73,782,355
Short-Term Investments:
Money Market Funds	2,486,063	—	—	2,486,063
Total Investments in Securities	2,486,063	158,775,658	—	161,261,721
Other Financial Instruments:(j)
Futures Contracts	144,877	—	—	144,877
Total Investments in Securities and Other Financial Instruments	$2,630,940	$158,775,658	$—	$161,406,598
Liability Valuation Inputs
Other Financial Instruments:(j)
Futures Contracts	$(339,220)	$—	$—	$(339,220)

(i)For a complete listing of investments and their industries, see the Schedule of Investments.

(j)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Allocation ETF

April 30, 2026

	Principal Amount	Value
Long-Term Bonds — 98.8%
Corporate Bond — 1.5%
Wildflower Improvement Association
6.625%, due 3/1/31
(Cost $415,482)	$418,622	$411,078

Municipal Bonds — 97.3%
Alabama — 4.0%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Revenue Bonds
5.750%, due 6/1/45	30,000	29,290
Black Belt Energy Gas District, Revenue Bonds
Series B
5.000%, due 12/1/34	1,000,000	1,076,208
		1,105,498
Arizona — 3.7%
Arizona Industrial Development Authority, Revenue Bonds
Series A
5.250%, due 11/1/53	1,000,000	1,017,983
California — 12.8%
California Health Facilities Financing Authority, Revenue Bonds
Series B
3.000%, due 2/1/45(a)(b)	100,000	100,000
California Municipal Finance Authority, Revenue Bonds
Series B
7.000%, due 6/1/26	90,000	89,967
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 7/1/44	1,000,000	1,071,332
Natomas Unified School District, General Obligation Bonds
Insured: AG
0.050%, due 8/1/28	1,350,000	1,237,692
Northern California Energy Authority, Revenue Bonds
5.000%, due 12/1/54(a)(b)	1,000,000	1,054,199
		3,553,190
Colorado — 8.6%
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/49	1,000,000	859,349
Denver City & County Housing Authority, Revenue Bonds
Series A
5.000%, due 12/1/45	1,000,000	1,022,985
Granary Metropolitan District No 9 Special Assessment District No 1, Special Assessment
5.450%, due 12/1/44	250,000	253,858
Legacy Community Authority, Revenue Bonds
Series A
6.750%, due 12/1/55	250,000	256,112
		2,392,304
Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.500%, due 7/1/55	475,000	511,293

	Principal Amount	Value
Municipal Bonds (continued)
Delaware — 1.8%
Town of Bridgeville DE, Special Tax
5.625%, due 7/1/53	$500,000	$501,173
District of Columbia — 0.2%
District of Columbia, Revenue Bonds
Series A
5.250%, due 1/1/39	50,000	48,695
Georgia — 3.8%
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	1,000,000	1,052,057
Illinois — 15.3%
Chicago Board of Education, General Obligation Bonds
Series 1 Insured: NATL
3.530%, due 12/1/27(c)	680,000	643,205
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
6.000%, due 4/1/46	1,000,000	1,011,140
Chicago O’Hare International Airport, Revenue Bonds
Series E
5.500%, due 1/1/48	1,000,000	1,060,578
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/43	500,000	495,263
Illinois State Toll Highway Authority, Revenue Bonds
Series B
5.000%, due 1/1/37	1,040,000	1,041,316
		4,251,502
Iowa — 2.8%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
5.250%, due 1/1/51	750,000	783,011
Maryland — 2.2%
County of Frederick MD, Tax Allocation
3.250%, due 7/1/29	620,000	611,834
Minnesota — 2.8%
Minnesota Municipal Gas Agency, Revenue Bonds
Series A
5.000%, due 9/1/35	750,000	779,163
New Hampshire — 3.5%
New Hampshire Business Finance Authority
Series 1
4.219%, due 11/20/42(a)(b)	993,000	967,577
New Jersey — 1.3%
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series AA
5.000%, due 6/15/45	350,000	350,174
New York — 2.6%
Metropolitan Transportation Authority, Revenue Bonds
Series A1
3.500%, due 11/15/41	840,000	730,287
North Carolina — 1.8%
North Carolina Medical Care Commission, Revenue Bonds
3.450%, due 11/1/30	500,000	497,584

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Allocation ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
3.000%, due 6/1/48	$500,000	$354,761
Series B2
5.000%, due 6/1/55	500,000	396,560
		751,321
Pennsylvania — 3.9%
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Series B
5.000%, due 6/15/31	1,000,000	1,089,497
Puerto Rico — 6.7%
Children’s Trust Fund, Revenue Bonds
5.500%, due 5/15/39	550,000	558,626
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a)(b)	41,798	28,945
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.500%, due 8/20/40	419,370	411,003
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A1
5.180%, due 7/1/46(c)	2,000,000	712,887
5.410%, due 7/1/51(c)	515,000	134,352
		1,845,813
South Carolina — 4.1%
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/46	1,095,000	1,150,465
Texas — 7.7%
Aldine Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/45	375,000	377,840
City of Cedar Park TX, General Obligation Bonds
1.250%, due 2/15/33	700,000	591,618
City of North Richland Hills TX, Special Assessment
5.250%, due 9/1/40	200,000	201,365
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
4.000%, due 11/1/55	275,000	224,573
Texas Transportation Commission State Highway 249 System, Revenue Bonds
5.160%, due 8/1/49(c)	625,000	191,079
West Williamson County Municipal Utility District No 2, General Obligation Bonds
Insured: BAM
2.250%, due 9/1/39	735,000	556,498
		2,142,973
Washington — 1.7%
Washington Health Care Facilities Authority, Revenue Bonds
4.000%, due 7/1/42	500,000	468,567

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin — 1.5%
Wisconsin Center District, Revenue Bonds
Series C Insured: AG
4.690%, due 12/15/45(c)	$ 1,000,000	$ 402,788

Total Municipal Bonds
(Cost $26,882,445)		27,004,749

	Shares	Value
Short-Term Investment — 3.3%
Money Market Fund — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)
(Cost $924,535)	924,535	924,535

Total Investments — 102.1% (Cost $28,222,462)		28,340,362
Other Assets and Liabilities, Net — (2.1)%		(581,065)
Net Assets — 100.0%		$27,759,297

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 1-day yield at April 30, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Allocation ETF (continued)

April 30, 2026

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bond	$—	$411,078	$—	$411,078
Municipal Bonds	—	27,004,749	—	27,004,749
Short-Term Investment:
Money Market Fund	924,535	—	—	924,535
Total Investments in Securities	$924,535	$27,415,827	$—	$28,340,362

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF

April 30, 2026

	Principal Amount	Value
Municipal Bonds — 97.3%
Alabama — 1.8%
Alabama State University, Revenue Bonds
Insured: AG
5.500%, due 9/1/45	$2,000,000	$2,182,939
5.750%, due 9/1/50	2,250,000	2,437,218
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/27	2,200,000	2,251,856
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	900,000	936,764
		7,808,777
Alaska — 0.7%
Alaska Railroad Corp., Revenue Bonds
Insured: AG
6.000%, due 10/1/50	2,750,000	2,978,612
California — 9.8%
Buellton Union School District, General Obligation Bonds
Insured: AG
3.800%, due 2/1/34(a)	1,305,000	974,439
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AG
4.000%, due 7/1/39	3,000,000	2,999,219
California Community Choice Financing Authority, Revenue Bonds
Series 2
3.902%, (SOFR + 1.45%), due 4/1/56(b)	2,000,000	1,987,493
Series G
5.000%, due 11/1/55(b)(c)	3,575,000	3,667,104
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,924,780
Fontana Unified School District, General Obligation Bonds
Insured: AG
2.375%, due 8/1/44	2,500,000	1,815,940
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.480%, due 8/1/29(a)	1,050,000	969,046
Los Angeles Department of Water & Power, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/55	5,250,000	5,372,006
Series E
5.000%, due 7/1/48	1,575,000	1,622,685
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 7/1/42	2,500,000	2,719,417
McKinleyville Community Service District, Certificates of Participation
Series B Insured: BAM
2.250%, due 9/15/41	500,000	368,961
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
4.630%, due 6/1/46(a)	4,000,000	1,595,257
Oroville Union High School District, General Obligation Bonds
Series 08 Insured: AG
2.780%, due 8/1/29(a)	1,230,000	1,124,297

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AG
5.250%, due 9/1/52	$735,000	$773,051
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	1,985,928
Sacramento City Unified School District, General Obligation Bonds
Series C Insured: AG
5.500%, due 8/1/54	2,500,000	2,684,491
Southern California Public Power Authority, Revenue Bonds
Series 1 Insured: BAM
5.250%, due 7/1/50	3,875,000	4,082,798
Twin Rivers Unified School District, General Obligation Bonds
Insured: AG
4.510%, due 8/1/41(a)	2,000,000	1,013,298
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
2.500%, due 8/1/26(a)	1,100,000	1,092,972
		41,773,182
Colorado — 3.9%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,726,247
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AG
4.000%, due 12/1/45	2,550,000	2,441,320
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,142,048
Grand River Hospital District, General Obligation Bonds
Insured: AG
6.000%, due 12/1/38	1,600,000	1,907,877
6.000%, due 12/1/40	1,430,000	1,683,394
6.000%, due 12/1/42	1,800,000	2,099,042
6.000%, due 12/1/44	1,125,000	1,295,778
6.000%, due 12/1/45	1,175,000	1,343,358
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/39	1,000,000	1,080,180
		16,719,244
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.500%, due 7/1/51	2,500,000	2,709,242
District of Columbia — 0.2%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.610%, due 10/1/37(a)	1,500,000	891,512
Florida — 6.3%
Collier County Industrial Development Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 10/1/52	4,750,000	4,895,430

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AG
4.000%, due 10/1/41	$1,425,000	$1,420,522
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A-2 Insured: AG-CR
4.420%, due 10/1/40(a)	1,250,000	665,334
Series AG Insured: AG-CR
4.580%, due 10/1/41(a)	1,015,000	504,900
County of Pasco FL, Revenue Bonds
Insured: AG
5.000%, due 9/1/48	4,675,000	4,762,520
Series A Insured: AG
5.250%, due 9/1/28	1,000,000	1,053,084
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue, Revenue Bonds
Series B
5.500%, due 10/1/51	1,970,000	2,027,771
5.500%, due 10/1/56	4,135,000	4,243,212
Halifax Hospital Medical Center, Revenue Bonds
Series AG Insured: AG-CR
3.750%, due 6/1/41	3,485,000	3,250,944
4.000%, due 6/1/46	1,665,000	1,510,454
Tolomato Community Development District, Special Assessment
Series A1 Insured: AG
3.750%, due 5/1/40	2,310,000	2,208,037
		26,542,208
Georgia — 0.6%
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.500%, due 6/1/50	2,400,000	2,543,820
Idaho — 0.2%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.250%, due 5/1/42	800,000	819,574
Illinois — 15.2%
Chicago Board of Education, General Obligation Bonds
Series 1 Insured: NATL
3.530%, due 12/1/27(a)	1,500,000	1,418,835
Series AG Insured: AG-ICC FGIC
5.500%, due 12/1/26	555,000	562,606
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,903,857
Insured: BAM
5.750%, due 4/1/48	750,000	799,031
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,197,312
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,576,008
Series A Insured: AG
5.500%, due 1/1/53	4,500,000	4,636,571
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,209,994

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	$3,750,000	$4,038,834
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,875,421
Cook County High School District No 205 Thornton Township, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/43	5,450,000	5,842,338
Grand Prairie Water Commission, Revenue Bonds
Insured: BAM
5.250%, due 1/1/55	1,315,000	1,362,308
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,007,213
5.500%, due 10/1/42	1,260,000	1,366,553
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: AG
5.000%, due 12/1/39	4,060,000	4,485,347
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	386,394
4.000%, due 10/1/41	400,000	380,718
Sales Tax Securitization Corp., Revenue Bonds
Insured: BAM
4.000%, due 1/1/48	1,060,000	955,367
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,260,905
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,545,117
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,678,944
Sangamon County School District No 186 Springfield, General Obligation Bonds
Insured: BAM
5.500%, due 6/1/50	5,130,000	5,515,488
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	2,928,962
Series B Insured: BAM
5.500%, due 4/1/50	4,000,000	4,310,382
St Clair County Community Unit School District No 187 Cahokia, General Obligation Bonds
Series A Insured: AG
5.000%, due 1/1/49	1,185,000	1,194,064
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,055,012
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,071,404
		64,564,985

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Indiana — 2.5%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	$1,500,000	$1,550,785
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.700%, due 7/1/49	1,760,000	1,740,281
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AG
5.000%, due 1/1/43	3,810,000	4,110,627
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,307,371
		10,709,064
Iowa — 1.7%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
5.250%, due 1/1/51	4,250,000	4,437,063
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	933,469
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AG
4.000%, due 7/1/41	1,600,000	1,604,670
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	327,151
		7,302,353
Kentucky — 0.9%
Kentucky Municipal Energy Agency, Revenue Bonds
Insured: AG
5.000%, due 1/1/55	2,000,000	2,042,188
Northern Kentucky University, Revenue Bonds
Series A Insured: AG ST INTERCEPT
3.000%, due 9/1/37	1,805,000	1,627,906
		3,670,094
Louisiana — 1.6%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,600,699
City of Shreveport LA, General Obligation Bonds
Insured: AG
5.000%, due 3/1/49	1,500,000	1,541,461
New Orleans Aviation Board, Revenue Bonds
Series AG Insured: AG-CR
5.250%, due 1/1/44	3,500,000	3,726,385
		6,868,545
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AG ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,297,841

	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts — 1.9%
City of Worcester MA, General Obligation Bonds
Insured: AG
2.000%, due 2/15/34	$1,000,000	$887,499
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AG
3.000%, due 10/1/45	1,945,000	1,474,720
Series N Insured: AG
5.500%, due 7/1/55	3,460,000	3,713,300
Massachusetts Housing Finance Agency, Revenue Bonds
Series 1
3.100%, due 12/1/44	2,200,000	1,822,545
		7,898,064
Michigan — 3.4%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AG
4.000%, due 7/1/26	1,070,000	1,072,348
Grand Rapids Public Schools, General Obligation Bonds
Insured: AG
5.000%, due 5/1/28	2,100,000	2,100,000
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,478,739
Port Huron Area School District, General Obligation Bonds
Insured: AG
4.000%, due 5/1/39	1,500,000	1,500,344
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AG
5.500%, due 12/1/48	7,000,000	7,393,667
		14,545,098
Missouri — 0.5%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,126,267
Nebraska — 0.3%
Omaha Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 12/15/54	1,250,000	1,291,908
Nevada — 0.3%
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	1,425,000	1,379,569

New Jersey — 0.9%
Jersey City Municipal Utilities Authority, Revenue Bonds
Series E Insured: BAM MUN GOVT GTD
5.750%, due 10/15/51	1,000,000	1,110,932
5.750%, due 10/15/55	1,665,000	1,835,697
Newark Parking Authority (The), Revenue Bonds
Insured: AG
5.500%, due 2/1/51	1,000,000	1,024,854
		3,971,483

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
New York — 5.4%
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/42	$1,800,000	$1,899,310
New York City Industrial Development Agency, Revenue Bonds
Insured: AG
3.000%, due 3/1/49	1,265,000	936,054
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	935,000	911,248
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 11/15/39	1,000,000	1,139,378
5.250%, due 11/15/41	1,000,000	1,130,410
New York State Dormitory Authority, Revenue Bonds
Insured: AG
5.250%, due 10/1/42	1,650,000	1,790,742
New York Transportation Development Corp., Revenue Bonds
Insured: AG
5.000%, due 6/30/49	3,450,000	3,448,349
5.500%, due 6/30/44	2,500,000	2,635,194
6.000%, due 6/30/50	2,210,000	2,386,090
6.000%, due 6/30/55	3,515,000	3,760,134
Series A
5.250%, due 1/1/50	1,925,000	1,925,134
Westchester County Local Development Corp., Revenue Bonds
Insured: AG
5.750%, due 11/1/49	850,000	913,445
		22,875,488
North Carolina — 1.8%
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 7/1/41	1,405,000	1,517,589
5.250%, due 7/1/53	1,675,000	1,715,521
Series A Insured: AG
5.250%, due 7/1/41	3,250,000	3,478,309
North Carolina Turnpike Authority, Revenue Bonds
Series B Insured: AG
5.000%, due 1/1/53(a)	4,000,000	1,071,008
		7,782,427
North Dakota — 0.2%
City of Grand Forks ND, Revenue Bonds
Series A Insured: AG
5.000%, due 12/1/53	1,000,000	1,011,666
Ohio — 2.4%
City of Toledo OH, General Obligation Bonds
Insured: AG
5.500%, due 12/1/42	3,000,000	3,277,927
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	504,794
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/45	2,000,000	2,167,576
Green Local School District/Summit County, Certificates of Participation
Insured: AG
5.500%, due 11/1/47	3,000,000	3,129,049

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
State of Ohio, Revenue Bonds
Insured: AG
5.000%, due 12/31/26	$ 1,000,000	$ 1,001,676
		10,081,022
Oregon — 1.1%
City of Newport OR, General Obligation Bonds
Series B Insured: AG
2.960%, due 6/1/26(a)	1,355,000	1,351,478
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AG
2.500%, due 8/15/35	2,500,000	2,173,622
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.650%, due 6/15/43(a)	2,800,000	1,275,106
		4,800,206
Pennsylvania — 6.5%
Allegheny County Airport Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 1/1/39	2,650,000	2,878,451
5.500%, due 1/1/50	4,540,000	4,802,478
Allentown City School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/36	750,000	750,715
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AG
5.000%, due 9/1/44	1,250,000	1,354,100
County of Lehigh PA, Revenue Bonds
Series AG Insured: AG-CR
4.000%, due 7/1/49	1,500,000	1,358,444
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AG-CR
4.000%, due 9/1/44	1,040,000	975,980
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AG
5.500%, due 6/30/42	3,625,000	3,929,341
5.750%, due 12/31/62	4,250,000	4,438,627
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
3.248%, (3 Month SOFR + 0.60%), due 7/1/27(b)	55,000	54,762
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 9/1/37	1,350,000	1,477,263
5.000%, due 9/1/38	1,420,000	1,547,893
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,883,258
		27,451,312
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AG
3.162%, (3 Month SOFR + 0.52%), due 7/1/29(b)	370,000	363,250

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island — 0.5%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 9/15/41	$2,000,000	$2,202,404
South Carolina — 1.4%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	2,952,893
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AG
5.250%, due 12/1/37	2,000,000	2,221,877
5.750%, due 12/1/52	600,000	642,981
		5,817,751
South Dakota — 1.9%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AG
5.500%, due 12/1/51	3,080,000	3,253,268
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,483,349
5.500%, due 8/1/47	2,915,000	3,125,537
		7,862,154
Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
Series B
5.000%, due 7/1/32	2,000,000	2,211,013
Texas — 14.7%
Aldine Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/45	1,000,000	1,007,575
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,410,023
Cinco Southwest Municipal Utility District No 1, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/36	650,000	592,743
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,069,566
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series D Insured: AG
5.250%, due 9/1/51	2,250,000	2,346,707
5.500%, due 9/1/58	4,000,000	4,244,510
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AG
4.000%, due 9/1/46	1,880,000	1,733,207
4.000%, due 9/1/47	1,980,000	1,797,993
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,303,615
2.000%, due 8/15/40	3,000,000	2,229,476
Forney Independent School District, General Obligation Bonds
Series A Insured: BAM
0.000%, due 8/15/43(a)	1,660,000	759,172

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Series B Insured: BAM
3.000%, due 9/1/40	$540,000	$450,750
3.000%, due 9/1/42	540,000	432,038
Fort Bend County Municipal Utility District No 182, General Obligation Bonds
Insured: AG
2.500%, due 9/1/36	625,000	517,328
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	2,001,481
3.000%, due 8/15/41	2,670,000	2,333,993
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,204,447
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: AG
4.125%, due 12/1/52	1,500,000	1,330,400
Harris County Municipal Utility District No 390, General Obligation Bonds
Insured: BAM
2.125%, due 4/1/37	565,000	457,817
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,811,727
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AG
4.125%, due 3/1/47	1,670,000	1,560,418
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
2.500%, due 9/1/40	575,000	442,358
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AG
5.000%, due 9/1/46	855,000	867,393
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AG
5.125%, due 3/1/46	1,415,000	1,432,035
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	608,064
Series 1B Insured: AG
3.000%, due 9/1/39	980,000	844,951
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AG
6.375%, due 8/15/30	1,455,000	1,563,038
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AG
4.000%, due 11/1/35	3,195,000	3,205,606
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AG
6.750%, due 9/1/29	1,260,000	1,347,449

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Morningstar Ranch Municipal Utility District No 1 of Parker County, General Obligation Bonds
Insured: BAM
3.000%, due 9/1/43	$545,000	$420,724
Mount Houston Road Municipal Utility District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/40	540,000	449,554
3.000%, due 3/1/41	560,000	457,327
Parkway Utility District, General Obligation Bonds
Insured: AG
2.625%, due 3/1/40	1,650,000	1,335,619
2.750%, due 3/1/41	2,075,000	1,672,016
2.750%, due 3/1/42	2,120,000	1,674,473
Sienna Municipal Utility District No 5, General Obligation Bonds
Insured: BAM
2.375%, due 11/1/43	650,000	456,357
Sonterra Municipal Utility District, General Obligation Bonds
Insured: AG
2.625%, due 8/15/40	1,055,000	846,666
Texas Municipal Power Agency, Revenue Bonds
Insured: AG
3.000%, due 9/1/35	1,345,000	1,253,194
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
5.500%, due 6/30/40	1,575,000	1,658,725
Texas State Technical College, Revenue Bonds
Insured: AG
5.250%, due 8/1/36	1,015,000	1,131,225
5.500%, due 8/1/42	4,000,000	4,429,654
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/39	895,000	744,691
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AG
4.500%, due 8/15/44	1,190,000	1,190,801
		62,626,906
Utah — 0.7%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series AG Insured: AG-CR
4.000%, due 7/1/51	2,385,000	2,095,527
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,031,055
		3,126,582
Virginia — 0.3%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	1,034,794
Washington — 2.7%
State of Washington, General Obligation Bonds
Series F Insured: NATL
2.790%, due 12/1/26(a)	3,000,000	2,951,582
Washington Health Care Facilities Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 8/15/55(b)(c)	3,000,000	3,266,077

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Housing Finance Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/45	$3,500,000	$3,595,683
5.250%, due 7/1/55	1,640,000	1,662,402
		11,475,744
West Virginia — 0.8%
County of Ohio WV Special District Excise Tax Revenue, Revenue Bonds
Series A Insured: AG
5.500%, due 6/1/54	2,250,000	2,363,326
West Virginia Economic Development Authority, Revenue Bonds
Series RE
4.700%, due 4/1/36(b)(c)	890,000	891,749
		3,255,075
Wisconsin — 2.3%
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AG
4.500%, due 5/1/48	750,000	738,455
4.550%, due 5/1/43	1,015,000	1,031,420
5.000%, due 5/1/31	1,655,000	1,773,211
Monroe School District, General Obligation Bonds
Insured: AG
4.000%, due 3/1/43	2,000,000	1,967,170
Viroqua Area School District, General Obligation Bonds
Insured: AG
4.000%, due 3/1/41	1,455,000	1,457,985
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
4.080%, due 12/15/37(a)	1,150,000	719,297
Series C Insured: AG
4.690%, due 12/15/45(a)	5,265,000	2,120,678
		9,808,216
Wyoming — 0.4%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AG-CR
5.000%, due 6/15/28	1,790,000	1,871,120

Total Municipal Bonds
(Cost $407,633,789)		414,068,572

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2026

	Shares	Value
Short-Term Investment — 2.6%
Money Market Fund — 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)
(Cost $10,864,400)	10,864,400	$ 10,864,400

Total Investments — 99.9% (Cost $418,498,189)		424,932,972
Other Assets and Liabilities, Net — 0.1%		264,815
Net Assets — 100.0%		$425,197,787

(a)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(c)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)Reflects the 1-day yield at April 30, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SCH BD GTY	- School Bond Guaranty Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

April 30, 2026

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$414,068,572	$—	$414,068,572
Short-Term Investment:
Money Market Fund	10,864,400	—	—	10,864,400
Total Investments in Securities	$10,864,400	$414,068,572	$—	$424,932,972

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF

April 30, 2026

	Principal Amount	Value
Long-Term Bonds — 98.5%
Corporate Bonds — 3.1%
Lifespan Corp.
Series 2025
5.050%, due 2/15/30	$500,000	$506,790
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	750,000	754,976
Toll Road Investors Partnership II LP
6.940%, due 2/15/29(a)	500,000	414,460
7.300%, due 2/15/32(a)	400,000	265,928
		1,942,154
Total Corporate Bonds
(Cost $1,961,494)		1,942,154

Municipal Bonds — 95.4%
Alabama — 4.6%
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 10/1/52(b)(c)	100,000	100,468
Series A
5.000%, due 12/1/29	500,000	521,907
Series B
5.000%, due 12/1/30	100,000	105,591
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
4.000%, due 11/1/51(b)(c)	400,000	404,606
Series C
5.000%, due 5/1/55(b)(c)	405,000	430,949
Series E
5.000%, due 10/1/30	500,000	534,349
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/27	750,000	767,678
		2,865,548
Alaska — 0.6%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series A
5.500%, due 10/1/42	350,000	358,138
Arizona — 4.3%
Industrial Development Authority of the City of Phoenix Arizona (The), Revenue Bonds
Series A
3.300%, due 11/15/52(b)(c)	1,200,000	1,200,000
Maricopa County Industrial Development Authority, Revenue Bonds
4.375%, due 5/1/33	500,000	491,093
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	1,000,000	993,715
		2,684,808
Arkansas — 1.6%
Arkansas Development Finance Authority, Revenue Bonds
Series A
4.000%, due 9/1/46(b)(c)	1,000,000	997,375

	Principal Amount	Value
Municipal Bonds (continued)
California — 8.7%
California Community Choice Financing Authority, Revenue Bonds
5.000%, due 7/1/53(b)(c)	$420,000	$438,246
5.250%, due 1/1/54(b)(c)	555,000	587,222
Series F
5.000%, due 11/1/33	750,000	811,097
California Health Facilities Financing Authority, Revenue Bonds
Series B
3.000%, due 2/1/45(b)(c)	1,200,000	1,200,000
California Municipal Finance Authority, Revenue Bonds
Series A
2.950%, due 1/1/56(b)(c)	500,000	499,814
5.000%, due 12/1/27	100,000	102,132
California Public Finance Authority, Revenue Bonds
Series A Insured: AG
5.400%, due 11/15/31	500,000	512,502
California Statewide Communities Development Authority, Revenue Bonds
Insured: AG
2.148%, due 11/15/30	500,000	478,358
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.000%, due 7/1/30	200,000	216,097
State of California, General Obligation Bonds
4.875%, due 9/1/30	500,000	515,037
		5,360,505
Colorado — 1.7%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/1/26	300,000	305,122
Southglenn Metropolitan District, General Obligation Bonds
5.000%, due 12/1/30	755,000	755,140
		1,060,262
Florida — 2.6%
County of Miami-Dade Seaport Department, Revenue Bonds
Series A
5.000%, due 10/1/30	450,000	480,782
Currents Community Development District, Special Assessment
Series A
3.500%, due 5/1/30	290,000	284,759
Epperson North Community Development District, Special Assessment
Series A
3.100%, due 11/1/31	250,000	237,352
Village Community Development District No 13, Special Assessment
2.550%, due 5/1/31	250,000	238,160
Village Community Development District No 15, Special Assessment
4.250%, due 5/1/28	385,000	388,420
		1,629,473
Georgia — 6.6%
Atlanta Development Authority (The), Revenue Bonds
Series B
8.125%, due 7/1/30	1,000,000	978,068
Atlanta Urban Residential Finance Authority, Revenue Bonds
3.200%, due 5/1/29(b)(c)	1,000,000	1,001,445

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Fulton County Residential Care Facilities for the Elderly Authority, Revenue Bonds
5.000%, due 7/1/31	$1,000,000	$1,001,923
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	500,000	526,028
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.000%, due 5/1/52(b)(c)	150,000	152,128
Series E
5.000%, due 5/1/55(b)(c)	400,000	423,391
		4,082,983
Guam — 0.5%
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/29	315,000	328,721
Hawaii — 1.2%
Kauai County Community Facilities District, Special Tax
4.000%, due 5/15/30	470,000	479,905
State of Hawaii, General Obligation Bonds
Series GQ
4.357%, due 10/1/31	250,000	251,237
		731,142
Illinois — 4.3%
City of Chicago IL, General Obligation Bonds
Series A
5.879%, due 1/1/31	250,000	251,046
Knox County Community Unit School District No 202 Knoxville, General Obligation Bonds
Insured: AG
5.000%, due 12/1/26	190,000	192,049
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.000%, due 1/1/28	465,000	481,324
State of Illinois, General Obligation Bonds
Series D
5.000%, due 11/1/27	500,000	515,637
Village of Pingree Grove IL, Special Tax
Insured: BAM
3.500%, due 3/1/31	1,250,000	1,241,088
		2,681,144
Indiana — 4.3%
Center Grove Community School Corp., General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/1/27	250,000	252,678
Indiana Finance Authority, Revenue Bonds
Series 1
5.000%, due 10/1/64(b)(c)	250,000	268,471
Series C
3.000%, due 11/1/30	250,000	244,304
Indiana Housing & Community Development Authority, Revenue Bonds
Series 3 Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	390,000	409,598
Series B Insured: GNMA/FNMA/FHLMC
1.800%, due 7/1/32	200,000	174,634

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Series B2 Insured: GNMA/FNMA/FHLMC
4.000%, due 1/1/28	$100,000	$100,768
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds
Series 1A
5.000%, due 6/1/28	400,000	410,552
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B2
5.000%, due 1/1/28	450,000	464,830
New Palestine Community Schools, General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/15/27	350,000	355,008
		2,680,843
Iowa — 1.9%
Crawford County Memorial Hospital, Inc., Revenue Bonds
5.000%, due 6/15/27	700,000	703,122
Kirkwood Community College, General Obligation Bonds
3.000%, due 6/1/32	500,000	496,674
		1,199,796
Kansas — 0.7%
County of Johnson KS, General Obligation Bonds
Series A
2.000%, due 9/1/31	500,000	456,581

Kentucky — 3.1%
City of Henderson KY, Revenue Bonds
3.700%, due 1/1/32	500,000	498,263
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series 2
5.255%, due 6/1/28	500,000	507,737
Kentucky Housing Corp., Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	450,000	477,423
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.250%, due 6/1/55(b)(c)	400,000	423,161
		1,906,584
Louisiana — 0.8%
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	450,000	482,609
Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 7/1/26	800,000	802,760
Michigan — 2.3%
City of Muskegon Heights MI Water Supply System Revenue, Revenue Bonds
Insured: NATL
4.500%, due 11/1/30	285,000	285,365
Michigan Finance Authority, Revenue Bonds
Series A
3.267%, due 6/1/39	170,000	161,102
Series MI
3.940%, (Municipal Swap Index + 0.85%), due 12/1/39(c)	1,000,000	1,000,002
		1,446,469

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Minnesota — 2.0%
City of Mankato MN, General Obligation Bonds
Series A
2.125%, due 2/1/27	$500,000	$495,991
County of Washington MN, General Obligation Bonds
Series A
2.100%, due 2/1/27	500,000	495,294
Robbinsdale Independent School District No 281, General Obligation Bonds
Series C Insured: SD CRED PROG
2.000%, due 2/1/28	250,000	243,794
		1,235,079
Missouri — 0.4%
Kansas City Land Clearance Redevelopment Authority, Tax Allocation
Series B
4.375%, due 2/1/31	275,000	275,019
Montana — 0.2%
City of Forsyth MT, Revenue Bonds
Series A
3.875%, due 10/1/32	100,000	102,178
Nebraska — 0.4%
Nebraska Investment Finance Authority, Revenue Bonds
Series H Insured: GNMA/FNMA/FHLMC
6.500%, due 9/1/53	235,000	247,261
Nevada — 0.5%
Sparks Tourism Improvement District No 1, Revenue Bonds
3.875%, due 6/15/28	275,000	276,072
New Hampshire — 3.3%
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 1/1/30	280,000	281,991
5.875%, due 12/15/33	250,000	249,874
Series A
4.000%, due 12/1/28	1,000,000	1,013,095
New Hampshire Housing Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	445,000	504,913
		2,049,873
New Jersey — 3.6%
New Jersey Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	500,000	501,571
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series 1B
5.000%, due 12/1/27	500,000	514,677
Salem County Pollution Control Financing Authority, Revenue Bonds
2.250%, due 6/1/29	250,000	239,913
Township of Piscataway NJ, General Obligation Bonds
3.000%, due 10/15/27	1,000,000	1,000,145
		2,256,306
New Mexico — 0.9%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A
5.750%, due 3/1/57	400,000	437,605
Series C Insured: GNMA/FNMA/FHLMC
3.450%, due 9/1/32	100,000	99,277
		536,882

	Principal Amount	Value
Municipal Bonds (continued)
New York — 6.2%
City of New York NY, General Obligation Bonds
Series 1
5.000%, due 8/1/31	$250,000	$276,059
Fallsburg Central School District, General Obligation Bonds
Insured: BAM
2.000%, due 6/15/32	400,000	352,336
New York City Housing Development Corp., Revenue Bonds
Series 2024-8SPR A
5.458%, due 12/15/31	1,000,000	1,015,889
New York Energy Finance Development Corp., Revenue Bonds
5.000%, due 7/1/56(b)(c)	600,000	617,757
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.749%, due 11/15/33	250,000	265,356
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.822%, due 4/1/28	500,000	500,507
Trust for Cultural Resources of The City of New York (The), Revenue Bonds
Series A
5.000%, due 12/1/32	500,000	554,122
West Athens Lime Street Fire District, G.O. Unltd Notes
4.250%, due 9/3/26	250,000	250,620
		3,832,646
North Carolina — 4.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds
3.125%, due 12/1/27(b)(c)	1,000,000	998,413
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	450,000	511,322
North Carolina Medical Care Commission, Revenue Bonds
3.450%, due 11/1/30	500,000	497,584
Series 1
3.750%, due 10/1/30	200,000	200,508
Series 3
3.350%, due 1/1/31	500,000	499,175
		2,707,002
North Dakota — 0.5%
City of Grand Forks ND, General Obligation Bonds
Series A
2.250%, due 12/1/28	215,000	209,744
Series B
2.500%, due 12/1/28	100,000	98,311
		308,055
Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
5.000%, due 6/1/32	1,000,000	1,076,539
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/28	500,000	526,891
Ohio Air Quality Development Authority, Revenue Bonds
3.250%, due 9/1/29	465,000	462,353
		2,065,783

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Oregon — 0.8%
City of Redmond OR, General Obligation Bonds
Series A
5.000%, due 6/1/30	$450,000	$481,155
Pennsylvania — 0.8%
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1A
5.000%, due 6/1/30	450,000	471,864

Rhode Island — 1.1%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/29	75,000	78,954
5.000%, due 7/1/30	100,000	106,628
5.000%, due 7/1/31	200,000	214,706
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.000%, due 12/1/29	250,000	263,807
		664,095
Tennessee — 1.9%
County of Campbell TN, General Obligation Bonds
Insured: AG
2.000%, due 6/1/31	400,000	367,069
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.000%, due 7/1/31	310,000	337,217
New Memphis Arena Public Building Authority, Revenue Bonds
4.000%, due 4/1/27	475,000	478,887
		1,183,173
Texas — 12.3%
Andrews County Hospital District, General Obligation Bonds
5.000%, due 3/15/29	355,000	360,887
City of San Antonio TX Airport System, Revenue Bonds
Series A
5.000%, due 7/1/26	400,000	401,312
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: BAM
6.500%, due 3/1/28	790,000	839,808
Horizon Regional Municipal Utility District, General Obligation Bonds
Insured: BAM
3.000%, due 2/1/27	390,000	389,451
Las Varas Public Facility Corp., Revenue Bonds
Series A
3.350%, due 11/1/44(b)(c)	600,000	596,221
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
2.930%, due 8/15/28(a)	450,000	420,954
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	460,000	448,116
Mckinney Municipal Utility District No 2, General Obligation Bonds
Insured: BAM
6.500%, due 9/1/31	750,000	824,163
Midland County Fresh Water Supply District No 1, Revenue Bonds
Series A
4.190%, due 9/15/32(a)	500,000	383,945

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 1/1/30	$895,000	$935,578
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B Insured: GNMA COLL
3.650%, due 1/1/28	500,000	503,693
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds
5.000%, due 1/1/27	700,000	707,382
University of Houston, Revenue Bonds
Series A
5.000%, due 2/15/28	175,000	175,313
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
6.250%, due 12/1/26	620,000	631,115
		7,617,938
Virginia — 1.1%
Virginia Housing Development Authority, Revenue Bonds
Series 1
3.550%, due 1/1/27	500,000	501,038
Series G
3.125%, due 7/1/56(b)(c)	170,000	169,956
		670,994
West Virginia — 0.6%
West Virginia Economic Development Authority, Revenue Bonds
Series RE
3.300%, due 1/1/41(b)(c)	350,000	352,560

Total Municipal Bonds
(Cost $58,909,836)		59,089,676

	Shares	Value
Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)
(Cost $515,102)	515,102	515,102

Total Investments — 99.3% (Cost $61,386,432)		61,546,932
Other Assets and Liabilities, Net — 0.7%		406,401
Net Assets — 100.0%		$61,953,333

_____________

(a)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(d)Reflects the 1-day yield at April 30, 2026.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

April 30, 2026

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
GTD	- Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SD CRED PROG	- School District Credit Enhancement Program
ST AID WITHHLDG	- State Aid Withholding

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bonds	$—	$1,942,154	$—	$1,942,154
Municipal Bonds	—	59,089,676	—	59,089,676
Short-Term Investment:
Money Market Fund	515,102	—	—	515,102
Total Investments in Securities	$515,102	$61,031,830	$—	$61,546,932

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF

April 30, 2026

	Principal Amount	Value
Municipal Bonds — 99.3%
Alabama — 6.4%
Alabama Housing Finance Authority, Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
5.750%, due 10/1/55	$990,000	$1,072,731
Alabama Special Care Facilities Financing Authority-Birmingham AL, Revenue Bonds
Series A
5.250%, due 6/1/44	1,300,000	1,424,612
Black Belt Energy Gas District, Revenue Bonds
3.440%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	1,750,000	1,750,777
Series A
5.000%, due 12/1/34	3,000,000	3,148,353
Series B
4.000%, due 10/1/52(a)(b)	9,065,000	9,107,915
5.000%, due 12/1/34	4,500,000	4,842,933
5.000%, due 10/1/35	6,700,000	6,718,177
5.250%, due 12/1/53(a)(b)	3,000,000	3,223,322
Series B-2
3.740%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	900,000	895,601
Series C-1
5.250%, due 6/1/26	1,800,000	1,802,688
5.250%, due 2/1/53(a)(b)	4,000,000	4,190,850
Series D
5.000%, due 12/1/55(a)(b)	1,380,000	1,462,628
Series F
5.000%, due 12/1/35	6,500,000	6,885,722
5.000%, due 6/1/36	4,000,000	4,121,798
5.500%, due 11/1/53(a)(b)	1,000,000	1,045,567
City of Gadsden AL, General Obligation Bonds
Series A Insured: BAM
5.000%, due 10/1/39	625,000	695,471
5.000%, due 10/1/44	675,000	727,478
Energy Southeast A Cooperative District, Revenue Bonds
Series A-1
5.500%, due 11/1/53(a)(b)	2,000,000	2,148,106
Series B
5.000%, due 9/1/33	6,000,000	6,143,272
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds
2.750%, due 7/15/34(a)(b)	6,500,000	6,439,847
Series A
3.375%, due 6/1/34(a)(b)	2,000,000	2,018,816
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.000%, due 8/1/54(a)(b)	2,000,000	2,130,056
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	3,000,000	3,189,356
Series A
5.000%, due 11/1/32	1,000,000	1,033,663
5.000%, due 6/1/34	1,000,000	1,022,001
5.000%, due 11/1/35	6,250,000	6,399,549
Series B
5.250%, due 3/1/55(a)(b)	1,495,000	1,546,603
Series B-1
5.000%, due 5/1/53(a)(b)	1,000,000	1,034,171

	Principal Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Series C
5.000%, due 5/1/55(a)(b)	$6,115,000	$6,506,792
5.000%, due 10/1/55(a)(b)	3,130,000	3,322,150
Series E
5.000%, due 10/1/30	3,500,000	3,740,446
		99,791,451
Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,523,971
Series A
5.000%, due 11/1/31	550,000	574,334
Series A Insured: BAM
5.000%, due 6/1/31	300,000	315,928
5.000%, due 6/1/32	325,000	341,678
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,000,546
City of Glendale AZ Water & Sewer Revenue, Revenue Bonds
5.000%, due 7/1/39	675,000	759,918
5.000%, due 7/1/40	550,000	615,869
City of Goodyear AZ Water & Sewer Revenue, Revenue Bonds
Insured: AG
5.000%, due 7/1/44	2,000,000	2,145,673
City of Mesa AZ, General Obligation Bonds
5.000%, due 7/1/42	2,630,000	2,926,749
5.000%, due 7/1/43	1,895,000	2,085,443
City of Phoenix Civic Improvement Corp., Revenue Bonds
5.000%, due 7/1/45	1,500,000	1,611,538
Industrial Development Authority of the City of Phoenix Arizona (The), Revenue Bonds
3.100%, due 2/1/59(a)(b)	1,000,000	1,000,933
Series A
5.000%, due 10/31/44	8,000,000	8,456,760
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	915,000	1,016,852
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	303,157
Series 2019F
4.000%, due 1/1/45	1,000,000	923,151
Series A
5.000%, due 1/1/34	2,000,000	2,233,190
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	933,936
Maricopa County Union High School District No 216 Agua Fria, General Obligation Bonds
Series B
5.000%, due 7/1/43	2,150,000	2,371,346
5.000%, due 7/1/45	2,000,000	2,161,623
Pima County Unified School District No 1 Tucson, General Obligation Bonds
Series B
5.000%, due 7/1/37	1,250,000	1,421,792

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	$1,000,000	$993,715
Tucson Industrial Development Authority/Pima County Industrial Development Auth, Revenue Bonds
Series 1 Insured: GNMA COLL
5.500%, due 1/1/56	1,000,000	1,083,595
		37,801,697
Arkansas — 0.5%
Arkansas Development Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.500%, due 1/1/56	1,000,000	1,085,598
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	844,659
City of Conway AR Telecommunications Revenue, Revenue Bonds
Insured: AG
5.000%, due 12/1/37	335,000	362,621
5.000%, due 12/1/39	350,000	376,325
5.000%, due 12/1/40	300,000	321,157
City of Magnolia AR Sales & Use Tax Revenue, Revenue Bonds
Series B Insured: BAM
4.000%, due 4/1/55	2,150,000	2,183,509
City of West Memphis AR Public Utility System Revenue, Revenue Bonds
Insured: BAM
5.000%, due 12/1/30	390,000	417,908
5.000%, due 12/1/31	410,000	443,231
5.000%, due 12/1/32	430,000	468,250
Little Rock School District, General Obligation Bonds
Series A Insured: AG ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	818,785
University of Central Arkansas, Revenue Bonds
Series A Insured: AG
5.000%, due 11/1/34	400,000	400,627
		7,722,670
California — 9.0%
Antelope Valley-East Kern Water Agency Financing Authority, Revenue Bonds
Series B
5.000%, due 4/1/55(a)(b)	17,000,000	17,387,365
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	5,185,000	5,486,028
Series 2
3.902%, (SOFR + 1.45%), due 4/1/56(a)	2,680,000	2,663,241
Series B
5.000%, due 3/1/56(a)(b)	1,750,000	1,867,017
Series C
5.000%, due 8/1/55(a)(b)	3,090,000	3,222,219
Series D
5.000%, due 2/1/31	4,000,000	4,250,858
Series G
5.000%, due 11/1/55(a)(b)	3,750,000	3,846,612
California Enterprise Development Authority, Revenue Bonds
Series A
4.000%, due 8/1/40	695,000	696,975

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
5.000%, due 7/1/40	$2,030,000	$2,144,833
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AG
5.000%, due 11/1/28	250,000	258,463
5.000%, due 11/1/29	125,000	130,256
5.000%, due 11/1/30	410,000	429,033
5.000%, due 11/1/32	225,000	236,349
5.000%, due 11/1/33	1,175,000	1,229,135
California Municipal Finance Authority, Revenue Bonds
Series 1
3.150%, due 8/1/59(a)(b)	4,000,000	4,011,203
3.242%, due 2/20/41(a)(b)	2,969,122	2,767,403
3.998%, due 11/20/40(a)(b)	1,643,139	1,628,824
4.050%, due 7/20/41	4,496,351	4,417,579
Series A
5.000%, due 12/1/33	260,000	281,638
5.000%, due 12/1/34	290,000	314,982
5.000%, due 12/1/35	320,000	347,683
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	938,121
Series H Insured: FNMA COLL
4.250%, due 9/1/67(a)(b)	1,000,000	1,023,928
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series B Insured: AG
5.000%, due 6/1/29	150,000	162,217
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,114,590
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AG
3.480%, due 8/1/31(c)	150,000	125,106
3.750%, due 8/1/33(c)	35,000	26,725
Los Angeles Department of Water & Power, Revenue Bonds
5.000%, due 7/1/37	995,000	1,062,880
Series A
5.000%, due 7/1/29	525,000	559,053
5.000%, due 7/1/39	5,000,000	5,506,825
5.000%, due 7/1/41	12,500,000	13,690,614
5.000%, due 7/1/43	2,000,000	2,159,638
5.000%, due 7/1/44	2,235,000	2,392,321
Series B
5.000%, due 7/1/35	500,000	565,594
5.250%, due 7/1/37	175,000	177,070
Series C
5.000%, due 7/1/29	250,000	266,216
5.000%, due 7/1/30	1,200,000	1,285,594
5.000%, due 7/1/35	920,000	1,023,348
5.000%, due 7/1/36	500,000	552,690
5.000%, due 7/1/36	630,000	659,899
5.000%, due 7/1/42	1,750,000	1,896,558
5.000%, due 7/1/42	1,000,000	1,071,984
5.000%, due 7/1/45	1,750,000	1,851,498
Series D
5.000%, due 7/1/36	110,000	115,220

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Series E
5.000%, due 7/1/29	$515,000	$548,405
5.000%, due 7/1/33	2,250,000	2,513,879
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/35	1,300,000	1,470,544
5.000%, due 7/1/43	1,000,000	1,069,336
Series C
5.000%, due 7/1/40	1,000,000	1,094,342
5.000%, due 7/1/41	165,000	175,673
Series C Insured: BAM
5.000%, due 7/1/42	1,000,000	1,087,767
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	1,000,000	1,100,887
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds
Series B
2.950%, due 6/1/49(a)(b)	4,260,000	4,260,000
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/26	725,000	727,546
5.000%, due 7/1/29	1,350,000	1,437,566
5.000%, due 7/1/38	585,000	635,028
Series 1
5.000%, due 7/1/29	310,000	330,108
Series 1 Insured: BAM
5.250%, due 7/1/42	1,320,000	1,463,282
Series 2
5.000%, due 7/1/53(a)(b)	5,000,000	5,244,954
Series A
5.000%, due 7/1/31	420,000	459,853
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	500,094
University of California, Revenue Bonds
Series 3
3.000%, due 5/15/48(a)(b)	10,000,000	10,000,000
Series AL-2
3.000%, due 5/15/48(a)(b)	12,000,000	12,000,000
		141,964,649
Colorado — 2.3%
Adams County Housing Authority, Revenue Bonds
Series A
4.000%, due 4/1/29	1,000,000	1,009,738
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	496,259
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/31	1,000,000	1,093,953
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,002,045
City of Colorado Springs CO Utilities System Revenue, Revenue Bonds
Series A
5.000%, due 11/15/40	1,000,000	1,123,779

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Series A Insured: MORAL OBLG
4.250%, due 12/1/35	$500,000	$503,315
5.250%, due 12/1/45	800,000	808,609
Colorado Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/43	2,000,000	1,924,489
5.250%, due 11/1/34	1,000,000	1,101,941
Series A
4.000%, due 8/1/44	250,000	228,262
5.000%, due 9/1/35	1,500,000	1,674,381
5.000%, due 11/15/59(a)(b)	1,000,000	1,070,596
5.000%, due 11/15/60(a)(b)	1,500,000	1,618,324
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	110,524
Colorado Housing and Finance Authority, Revenue Bonds
Series E2
3.350%, due 10/1/29	1,000,000	1,012,440
Series K Insured: GNMA COLL
3.875%, due 5/1/50	300,000	300,497
Denver City & County School District No 1, General Obligation Bonds
Series C Insured: ST AID WITHHLDG
5.500%, due 12/1/47	1,760,000	1,942,940
E-470 Public Highway Authority, Revenue Bonds
Series A
5.000%, due 9/1/40	1,000,000	1,098,662
Series B
3.182%, (SOFR + 0.75%), due 9/1/39(a)	1,040,000	1,039,148
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	151,361
5.000%, due 12/1/29	145,000	153,501
5.250%, due 12/1/37	200,000	218,091
Grand River Hospital District, General Obligation Bonds
Insured: AG
5.250%, due 12/1/37	425,000	439,513
6.000%, due 12/1/39	1,235,000	1,462,365
6.000%, due 12/1/41	1,500,000	1,761,216
Metro Water Recovery, Revenue Bonds
Series A
5.000%, due 4/1/43	1,300,000	1,444,112
Metropolitan State University of Denver, Revenue Bonds
Series A Insured: ST INTERCEPT
5.000%, due 12/1/41	945,000	1,037,324
Pitkin County School District No 1 Aspen, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/1/41	315,000	368,696
5.500%, due 12/1/43	1,270,000	1,465,424
5.500%, due 12/1/47	1,000,000	1,108,808
Prairie Center Metropolitan District No 3, General Obligation Bonds
Series A
5.875%, due 12/15/46	2,125,000	2,241,436
Public Authority for Colorado Energy, Revenue Bonds
6.500%, due 11/15/38	1,990,000	2,384,389
Town of Castle Rock CO, Certificates of Participation
5.000%, due 12/1/41	1,670,000	1,822,215

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Weld County School District No 6 Greeley, Certificates of Participation
Insured: AG
5.000%, due 12/1/39	$250,000	$263,572
5.250%, due 12/1/41	285,000	302,017
5.250%, due 12/1/44	325,000	340,450
		36,124,392
Connecticut — 1.3%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	615,924
City of New Britain CT, General Obligation Bonds
Series B Insured: AG
5.250%, due 9/1/30	600,000	633,437
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	243,377
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/41	3,000,000	3,314,227
5.000%, due 7/1/42	1,415,000	1,553,352
Series AG Insured: AG-CR
2.125%, due 7/1/31	2,000,000	1,855,485
Series B
5.000%, due 7/1/35	1,355,000	1,506,338
5.000%, due 7/1/49(a)(b)	1,300,000	1,382,359
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,689,562
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,518,295
5.250%, due 7/1/40	1,000,000	1,108,008
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	389,975
		19,810,339
Delaware — 0.9%
Delaware State Economic Development Authority, Revenue Bonds
Series A
4.000%, due 10/1/45(a)(b)	2,035,000	2,035,100
Delaware State Health Facilities Authority, Revenue Bonds
5.250%, due 10/1/51	1,500,000	1,578,592
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,025,000	1,111,234
5.750%, due 1/1/56	990,000	1,080,253
5.750%, due 1/1/57	4,000,000	4,396,109
Series B Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,090,000	1,206,755
Series C Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,250,000	1,374,109
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,155,000	1,245,306
Town of Bridgeville DE, Special Tax
5.250%, due 7/1/44	550,000	552,926
		14,580,384

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia — 0.6%
District of Columbia Housing Finance Agency, Revenue Bonds
5.000%, due 10/1/41(a)(b)	$2,000,000	$2,003,178
Series A
2.950%, due 9/1/28	4,500,000	4,481,947
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,175,199
		9,660,324
Florida — 1.7%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	845,000	846,105
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AG
5.000%, due 10/1/48	1,000,000	1,049,240
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,000,513
City of Orlando FL, Revenue Bonds
Insured: AG
5.000%, due 11/1/38	2,600,000	2,890,625
5.000%, due 11/1/39	1,115,000	1,232,624
Collier County Industrial Development Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/46	1,000,000	1,033,694
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	1,014,306
County of Pasco FL, Revenue Bonds
Insured: AG
5.250%, due 9/1/29	1,000,000	1,073,749
Series A Insured: AG
5.250%, due 9/1/28	1,000,000	1,053,084
Florida Housing Finance Corp., Revenue Bonds
Series Z
3.150%, due 7/1/43(a)(b)	800,000	801,614
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/31	400,000	437,805
Hillsborough County Industrial Development Authority, Revenue Bonds
Series C
5.000%, due 11/15/34	1,290,000	1,462,119
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,000,000	1,069,359
Julington Creek Plantation Community Development District, Special Assessment
Insured: AG
5.500%, due 5/1/43	1,245,000	1,344,225
Madeira Community Development District, Special Assessment
5.000%, due 5/1/35	1,240,000	1,319,187
Miami-Dade County Housing Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL HUD SECT 8
4.880%, due 3/1/46	1,000,000	1,016,203
Series B
3.150%, due 8/1/29(a)(b)	680,000	681,313

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Series B Insured: HUD SECT 8
3.550%, due 3/1/29(a)(b)	$1,000,000	$1,010,062
Multifamily Tax-Exempt Mortgage-backed Securities
3.760%, due 5/1/42	993,596	874,022
Pinellas County Housing Finance Authority, Revenue Bonds
Series A Insured: FHLMC COLL
4.700%, due 10/1/43	2,080,000	2,120,329
Southern Groves Community Development District No 5, Special Assessment
4.000%, due 5/1/31	970,000	970,171
Tampa Bay Water, Revenue Bonds
Series A
5.000%, due 10/1/49	750,000	791,429
Tradition Community Development District No 9, Special Assessment
3.000%, due 5/1/41	1,420,000	1,161,655
		26,253,433
Georgia — 4.2%
Atlanta Urban Residential Finance Authority, Revenue Bonds
Insured: FHA 221(D4) GNMA COLL
3.200%, due 2/1/30(a)(b)	5,000,000	5,018,080
Insured: FHA 221(D4) HUD SECT 8
3.450%, due 2/1/29(a)(b)	3,000,000	3,013,658
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds
Series C
5.000%, due 7/1/41	1,250,000	1,349,240
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,503,581
County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds
Series A
5.000%, due 10/1/41	1,415,000	1,575,976
Development Authority of Burke County (The), Revenue Bonds
Series E
3.600%, due 11/1/45(a)(b)	3,015,000	3,059,704
George L Smith II Congress Center Authority, Revenue Bonds
4.000%, due 1/1/36	1,000,000	996,335
Georgia Housing & Finance Authority, Revenue Bonds
Series G Insured: GNMA/FNMA COLL
5.000%, due 12/1/45	2,000,000	2,160,775
Macon-Bibb County Housing Authority, Revenue Bonds
3.150%, due 2/1/29(a)(b)	3,500,000	3,504,113
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	6,000,000	6,312,342
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.132%, (SOFR + 1.70%), due 12/1/53(a)	5,000,000	5,136,126
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,519,360
5.000%, due 6/1/53(a)(b)	1,960,000	2,058,963
Series B
5.000%, due 12/1/52(a)(b)	6,735,000	7,013,609
5.000%, due 7/1/53(a)(b)	1,250,000	1,321,483
Series C
4.000%, due 5/1/52(a)(b)	1,000,000	1,014,184
5.000%, due 12/1/31	1,040,000	1,095,018
Series D
5.000%, due 4/1/54(a)(b)	1,750,000	1,861,870

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Series E
5.000%, due 5/1/55(a)(b)	$7,230,000	$7,652,790
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,599,365
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	451,528
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 6/1/36	475,000	531,182
5.000%, due 6/1/38	525,000	579,806
5.000%, due 6/1/40	600,000	655,419
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/40	450,000	496,472
5.250%, due 2/1/41	400,000	438,919
5.250%, due 2/1/42	350,000	382,173
5.250%, due 2/1/43	425,000	461,785
		65,763,856
Guam — 0.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	162,799
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	642,699
5.000%, due 10/1/40	1,000,000	1,009,806
Territory of Guam, Revenue Bonds
Series A
5.000%, due 11/1/40	1,000,000	1,041,033
Series G
5.000%, due 1/1/31	1,500,000	1,601,569
5.250%, due 1/1/37	2,000,000	2,195,561
		6,653,467
Hawaii — 0.2%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,002,990
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,141,718
State of Hawaii Airports System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/49	1,500,000	1,578,122
		3,722,830
Illinois — 7.2%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/28	1,000,000	1,045,180
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.000%, due 4/1/34	1,370,000	1,381,500
5.250%, due 4/1/39	1,000,000	1,066,013
5.250%, due 4/1/40	1,720,000	1,826,123
5.500%, due 4/1/43	1,500,000	1,593,986
6.000%, due 4/1/46	8,500,000	8,594,687

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago Midway International Airport, Revenue Bonds
Series B
5.000%, due 1/1/40	$1,450,000	$1,592,319
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,452,157
Series B
5.000%, due 1/1/39	2,700,000	2,810,917
5.000%, due 1/1/40	5,000,000	5,514,179
5.000%, due 1/1/48	1,500,000	1,546,903
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A
5.000%, due 12/1/49	11,000,000	11,252,672
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.100%, due 1/1/27(c)	515,000	504,487
Series A
5.000%, due 1/1/32	1,500,000	1,553,448
5.500%, due 1/1/40	1,000,000	1,037,209
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,078,419
5.250%, due 12/15/39	1,000,000	1,089,376
5.250%, due 12/15/40	1,000,000	1,085,199
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,941,284
5.000%, due 3/1/32	8,340,000	9,160,170
Cook County Community College District No 508, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/51	1,000,000	1,061,179
Illinois Finance Authority, Revenue Bonds
3.698%, (SOFR + 1.15%), due 11/1/34(a)	4,835,000	4,841,965
Series 2
3.650%, due 5/1/31	1,000,000	996,324
Series A
4.000%, due 10/1/38	1,540,000	1,539,808
4.250%, due 7/1/41	1,500,000	1,506,018
5.000%, due 8/15/30	1,300,000	1,405,835
5.000%, due 7/1/42	500,000	551,110
5.000%, due 7/1/43	1,000,000	1,092,284
Series B
4.000%, due 8/15/41	1,000,000	958,029
Illinois Housing Development Authority, Revenue Bonds
3.450%, due 12/1/67(a)(b)	3,000,000	3,002,161
Insured: HUD SECT 8
3.150%, due 2/1/29(a)(b)	2,000,000	2,004,306
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	485,000	491,205
Series B Insured: GNMA FNMA FHLMC COLL
3.000%, due 4/1/51	710,000	700,555
Series I Insured: GNMA/FNMA/FHLMC
6.000%, due 10/1/55	5,970,000	6,606,923
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/40	1,500,000	1,503,263

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Series C
5.000%, due 1/1/38	$2,130,000	$2,132,514
5.000%, due 1/1/39	1,650,000	1,651,912
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AG
5.000%, due 11/1/32	320,000	322,927
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A
5.000%, due 12/15/28	1,500,000	1,544,297
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,006,412
Rock Island & Mercer Counties Community Unit School District No 300, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/38	805,000	887,696
5.000%, due 12/1/41	1,025,000	1,122,371
5.000%, due 12/1/44	425,000	456,187
5.000%, due 12/1/45	555,000	591,583
5.000%, due 12/1/46	1,790,000	1,887,211
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,792,450
5.000%, due 1/1/29	500,000	526,495
5.000%, due 1/1/42	3,000,000	3,217,238
Series C
5.500%, due 1/1/36	1,500,000	1,574,934
Southwestern Illinois Development Authority, Revenue Bonds
Series B Insured: BAM
5.500%, due 4/1/44	2,000,000	2,195,942
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,553,836
5.000%, due 3/1/30	1,000,000	1,074,104
Series D
5.000%, due 11/1/28	1,000,000	1,030,924
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	483,965
Village of Rantoul IL, General Obligation Bonds
Insured: AG
5.000%, due 1/1/41	1,045,000	1,125,102
5.000%, due 1/1/46	500,000	520,609
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/36	445,000	490,603
5.250%, due 1/1/39	555,000	613,034
		113,189,539
Indiana — 2.7%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,109,390
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,185,159

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	$1,000,000	$1,159,419
Indiana Finance Authority, Revenue Bonds
Series 4
5.000%, due 10/1/57(a)(b)	2,220,000	2,478,529
Series A
3.000%, due 11/1/30	1,650,000	1,612,408
Series A1
5.000%, due 11/15/42	3,250,000	3,539,012
Series C
3.000%, due 11/1/30	5,600,000	5,472,416
Series D
3.350%, due 11/1/39(a)(b)	2,500,000	2,500,000
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
5.000%, due 7/1/44	310,000	326,135
Indiana Municipal Power Agency, Revenue Bonds
Series A
5.000%, due 1/1/42	5,570,000	5,572,127
Series A Insured: AG
5.000%, due 1/1/43	1,225,000	1,321,658
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A
5.000%, due 7/15/40	1,500,000	1,645,143
Series B1
5.000%, due 1/1/38	475,000	531,048
5.000%, due 1/1/42	500,000	544,093
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	1,000,000	1,080,525
5.000%, due 7/1/40	1,910,000	2,053,786
5.000%, due 7/1/43	1,470,000	1,553,970
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,102,457
Westfield-Washington Multi-School Building Corp., Revenue Bonds
Series C Insured: BAM ST AID INTERCEPT
5.000%, due 7/15/41	1,900,000	2,061,693
		41,848,968
Iowa — 1.1%
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,695,103
2.000%, due 6/1/36	2,060,000	1,682,847
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.000%, due 6/1/29	965,000	1,014,889
Iowa Finance Authority, Revenue Bonds
5.500%, due 12/1/45	1,690,000	1,755,026
Series G Insured: GNMA/FHLMC
6.250%, due 7/1/54	980,000	1,072,209
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	313,529
5.000%, due 10/1/35	360,000	374,845
5.000%, due 10/1/36	365,000	378,777

	Principal Amount	Value
Municipal Bonds (continued)
Iowa (continued)
Jesup Community School District, General Obligation Bonds
Insured: AG
5.000%, due 6/1/27	$490,000	$500,823
State of Iowa Board of Regents, Revenue Bonds
Series A
4.000%, due 9/1/41	3,297,000	3,319,771
4.125%, due 9/1/42	1,230,000	1,241,625
4.250%, due 9/1/43	1,000,000	1,013,085
4.250%, due 9/1/44	1,485,000	1,492,338
4.375%, due 9/1/45	1,000,000	1,005,279
Waukee Community School District, General Obligation Bonds
Series B
2.125%, due 6/1/40	1,195,000	886,768
		17,746,914
Kansas — 0.5%
City of Manhattan KS, General Obligation Bonds
Series A
5.000%, due 11/1/41	1,555,000	1,674,087
Douglas County Unified School District No 497 Lawrence, General Obligation Bonds
Series A Insured: BAM
3.625%, due 9/1/37	3,410,000	3,397,025
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,319,670
University of Kansas Hospital Authority, Revenue Bonds
Series A
5.000%, due 3/1/34	1,000,000	1,127,467
		7,518,249
Kentucky — 2.5%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	500,632
Kentucky Bond Development Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 8/15/55(a)(b)	2,050,000	2,271,131
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	1,000,379
Kentucky Housing Corp., Revenue Bonds
Insured: HUD SECT 8
3.150%, due 5/1/30(a)(b)	1,500,000	1,503,333
Kentucky Municipal Energy Agency, Revenue Bonds
5.000%, due 1/1/38	1,000,000	1,097,690
5.000%, due 1/1/41	1,000,000	1,076,976
Insured: AG
5.000%, due 1/1/45	915,000	966,347
Kentucky Municipal Power Agency, Revenue Bonds
Series A Insured: NATL
5.000%, due 9/1/42	810,000	810,305
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.000%, due 5/1/55(a)(b)	2,000,000	2,099,111
5.250%, due 6/1/55(a)(b)	5,000,000	5,289,513
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,666,747

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Series B
5.000%, due 12/1/33	$5,000,000	$5,097,618
5.000%, due 1/1/55(a)(b)	7,430,000	7,875,674
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,348,061
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
2.000%, due 10/1/33	4,000,000	3,449,669
5.000%, due 10/1/32	500,000	503,040
		38,556,226
Louisiana — 1.3%
Capital Area Finance Authority, Revenue Bonds
Series A Insured: GNMA COLL
5.500%, due 4/1/57	4,260,000	4,623,109
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	602,479
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,306,820
City of Shreveport LA, General Obligation Bonds
Insured: AG
5.000%, due 3/1/38	825,000	913,173
Louisiana Housing Corp., Revenue Bonds
3.150%, due 7/1/44(a)(b)	805,000	806,586
Series 1
4.500%, due 12/1/47	650,000	654,311
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,017,409
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	1,000,000	975,544
4.625%, due 11/1/38	1,265,000	1,268,529
Louisiana Public Facilities Authority, Revenue Bonds
Series A
3.000%, due 5/15/47	1,125,000	830,682
Series AG Insured: AG-CR
3.000%, due 5/15/47	1,000,000	756,787
Series B
5.000%, due 5/15/30	1,875,000	2,010,869
		20,766,298
Maine — 0.1%
Maine State Housing Authority, Revenue Bonds
Series A
6.000%, due 11/15/56	1,000,000	1,107,352
Series C
3.000%, due 11/15/36	885,000	819,232
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/30	245,000	266,716
		2,193,300
Maryland — 0.8%
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,354,423
4.500%, due 9/1/48	820,000	831,001

	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	$1,000,000	$1,049,163
Maryland Department of Housing & Community Development, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	495,000	554,119
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/36	3,710,000	4,168,449
Series A
5.000%, due 7/1/37	550,000	593,917
5.000%, due 7/1/39	1,200,000	1,277,978
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,865,044
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A Insured: FHA 542(C)
3.850%, due 7/1/34	1,000,000	1,021,378
		12,715,472
Massachusetts — 0.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
3.150%, due 7/1/31(c)	1,000,000	850,808
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
2.960%, due 1/1/29(c)	570,000	526,967
Massachusetts Development Finance Agency, Revenue Bonds
Series 1
5.000%, due 5/15/55(a)(b)	2,000,000	2,230,311
Series E
5.000%, due 7/1/37	500,000	500,602
Series F
5.000%, due 7/1/44	2,000,000	2,167,015
Massachusetts Housing Finance Agency, Revenue Bonds
Series 218
3.000%, due 12/1/50	2,455,000	2,432,567
Series RE Insured: GNMA/FNMA/FHLMC
3.000%, due 6/1/51	895,000	879,762
Town of Hudson MA, G.O. Ltd Notes
5.000%, due 6/11/26	1,000,000	1,001,074
		10,589,106
Michigan — 2.3%
County of Genesee MI, General Obligation Bonds
Insured: AG
5.000%, due 6/1/28	90,000	94,156
5.000%, due 6/1/30	210,000	227,713
Four Lakes Special Assessment District, Special Assessment
Insured: AG CNTY GTD
5.000%, due 6/1/42	2,105,000	2,237,179
5.125%, due 6/1/45	1,710,000	1,796,093
Grand Rapids Public Schools, General Obligation Bonds
Insured: AG
5.000%, due 5/1/28	2,105,000	2,105,000

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	$810,000	$812,418
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	500,730
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,528,815
Michigan Finance Authority, Revenue Bonds
3.750%, due 12/1/38	1,000,000	1,026,355
3.875%, due 12/1/44(a)(b)	1,505,000	1,505,416
5.000%, due 11/1/44	1,000,000	1,000,173
Series 2
1.200%, due 10/15/38(a)(b)	5,000,000	4,783,911
Series MI
3.940%, (Municipal Swap Index + 0.85%), due 12/1/39(a)	1,500,000	1,500,003
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	2,175,000	2,189,053
Michigan State Housing Development Authority, Revenue Bonds
2.670%, due 12/1/42(a)(b)	1,415,000	1,413,368
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	2,000,000	2,000,000
Series A
6.000%, due 12/1/56	5,000,000	5,555,144
Series D
6.250%, due 6/1/55	785,000	857,108
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,468,326
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,214,566
		35,815,527
Minnesota — 1.7%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,301,382
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	3,575,000	3,514,634
6.000%, due 7/1/56	1,910,000	2,145,787
Series B Insured: GNMA/FNMA/FHLMC
2.400%, due 1/1/35	1,490,000	1,296,504
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,270,000	1,423,524
Series E Insured: GNMA/FNMA/FHLMC
3.500%, due 7/1/50	575,000	573,323
Series F Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/56	980,000	1,081,608
Series U Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,075,000	1,200,949
Minnesota Municipal Gas Agency, Revenue Bonds
Series A
5.000%, due 9/1/35	12,920,000	13,422,375
		25,960,086

	Principal Amount	Value
Municipal Bonds (continued)
Mississippi — 0.3%
Mississippi Development Bank, Revenue Bonds
5.250%, due 6/1/40	$750,000	$841,032
Insured: BAM
3.000%, due 3/1/35	1,140,000	1,051,067
5.000%, due 3/1/39	740,000	795,153
5.000%, due 3/1/40	455,000	484,443
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,079,769
		4,251,464
Missouri — 1.7%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,309,565
5.000%, due 9/1/28	1,000,000	1,051,857
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AG
5.250%, due 7/1/49	1,525,000	1,607,084
County of Phelps MO, Revenue Bonds
5.000%, due 12/1/39	1,915,000	2,047,372
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 2/1/42	2,220,000	2,054,115
Series A
3.000%, due 7/1/41	1,500,000	1,290,960
Series B
5.000%, due 11/15/40	785,000	855,386
5.000%, due 11/15/44	1,000,000	1,062,506
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,671,295
Missouri Housing Development Commission, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.750%, due 5/1/56	1,090,000	1,181,520
Series F Insured: GNMA/FNMA/FHLMC
6.000%, due 5/1/56	2,000,000	2,200,410
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/40	1,445,000	1,446,673
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,822,087
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
3.320%, due 3/1/27(c)	2,095,000	2,038,011
Wright City R-II School District, General Obligation Bonds
Insured: AG
6.000%, due 3/1/29	150,000	163,013
6.000%, due 3/1/31	35,000	39,873
6.000%, due 3/1/33	500,000	584,818
6.000%, due 3/1/35	530,000	615,835
		26,042,380
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
Series B
5.000%, due 6/1/56(a)(b)	1,000,000	1,107,537

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Multi-State — 0.3%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-2 Insured: FHLMC COLL
4.530%, due 8/25/41(a)(b)	$ 3,071,949	$ 3,153,641
Multifamily Tax-Exempt Mortgage-backed Securities
2.090%, due 3/1/39	1,098,750	853,202
		4,006,843
Nebraska — 0.6%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,019,569
5.000%, due 9/1/29	1,725,000	1,797,874
County of Sarpy NE, General Obligation Bonds
1.625%, due 6/1/33	705,000	604,444
1.750%, due 6/1/35	2,475,000	2,031,199
Nebraska Investment Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	1,500,000	1,677,420
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	835,000	852,254
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,207,840
		9,190,600
Nevada — 0.1%
City of Mesquite NV Special Improvement District No 07-01 Athem at Mesquite, Special Assessment
Series 01
4.250%, due 8/1/37	960,000	942,030
State of Nevada Highway Improvement Revenue, Revenue Bonds
Series C
3.000%, due 12/1/41	1,000,000	897,692
		1,839,722
New Hampshire — 2.0%
New Hampshire Business Finance Authority
4.250%, due 7/20/41	7,300,000	7,131,899
New Hampshire Business Finance Authority
Series 1
4.167%, due 1/20/41(a)(b)	1,217,828	1,191,582
4.219%, due 11/20/42(a)(b)	6,454,497	6,289,252
New Hampshire Business Finance Authority, Revenue Bonds
Series 1
4.250%, due 7/20/41	974,788	972,491
4.493%, due 2/20/41(a)(b)	4,983,408	5,178,871
Series A
3.625%, due 8/20/39	1,083,264	1,029,047
3.776%, due 10/1/51(a)(b)	1,482,971	1,447,509
4.181%, due 11/20/39(a)(b)	2,465,132	2,442,912
Series C
5.250%, due 7/1/42	1,530,000	1,598,514
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	1,001,761
New Hampshire Housing Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	1,290,000	1,455,597

	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire (continued)
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	$1,400,000	$1,588,491
		31,327,926
New Jersey — 1.4%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	1,250,000	1,077,708
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	417,198
Hillsdale School District, General Obligation Bonds
Insured: SCH BD RES FD
2.250%, due 8/15/31	1,760,000	1,657,803
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B Insured: HUD SECT 8
3.375%, due 11/1/27	1,000,000	1,003,702
Series M
5.050%, due 10/1/45	3,915,000	4,033,937
6.500%, due 4/1/56	4,960,000	5,530,732
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,893,373
Series AA
5.000%, due 6/15/37	1,300,000	1,389,869
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,082,557
Series C
5.000%, due 1/1/45	1,600,000	1,718,676
State of New Jersey, General Obligation Bonds
2.000%, due 6/1/37	600,000	483,064
		21,288,619
New Mexico — 0.5%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,616,044
Series B
2.150%, due 4/1/33	2,000,000	1,744,029
3.875%, due 6/1/40(a)(b)	2,000,000	2,044,883
Series D
3.900%, due 6/1/40(a)(b)	1,905,000	1,935,884
		8,340,840
New York — 7.1%
Albany Capital Resource Corp., Revenue Bonds
Series A
5.000%, due 5/1/39	1,000,000	1,105,813
Build NYC Resource Corp., Revenue Bonds
Series A
4.125%, due 12/1/35	1,250,000	1,285,825
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
5.000%, due 9/1/44	1,500,000	1,609,558
Series 2
3.450%, due 2/1/55(a)(b)	17,000,000	17,000,000
Series 5
3.450%, due 6/1/44(a)(b)	6,000,000	6,000,000

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.000%, due 2/15/39	$1,740,000	$1,764,282
5.000%, due 2/15/42	13,135,000	13,284,369
Long Island Power Authority, Revenue Bonds
Series B
3.000%, due 9/1/49	1,780,000	1,755,419
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.000%, due 11/15/44	2,000,000	2,117,335
5.000%, due 11/15/47	1,015,000	1,042,932
Series A1
5.000%, due 11/15/29	500,000	500,443
Series C1
3.250%, due 11/15/36	370,000	335,691
Series E1
3.450%, due 11/15/50(a)(b)	2,400,000	2,400,000
Monroe County Industrial Development Corp., Revenue Bonds
4.000%, due 12/1/36	1,000,000	983,708
New York City Housing Development Corp., Revenue Bonds
Series 2
3.400%, due 11/1/64(a)(b)	1,000,000	1,003,755
3.750%, due 5/1/65(a)(b)	1,250,000	1,263,912
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	780,262
New York City Municipal Water Finance Authority, Revenue Bonds
3.400%, due 6/15/50(a)(b)	5,000,000	5,000,000
5.000%, due 6/15/48	1,000,000	1,051,072
Series CC
5.000%, due 6/15/46	2,500,000	2,661,189
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	1,012,384
5.000%, due 2/1/42	1,830,000	2,011,700
5.000%, due 11/1/42	1,250,000	1,370,153
5.000%, due 11/1/46	500,000	527,880
Series 3
3.250%, due 2/1/42	4,000,000	3,499,328
Series C
5.250%, due 5/1/48	2,000,000	2,107,711
Series D
5.250%, due 5/1/48	1,250,000	1,322,930
Series E3
3.400%, due 2/1/45(a)(b)	5,000,000	5,000,000
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	481,387
Series 1
5.000%, due 11/15/44	5,000,000	5,003,957
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,949,193
Series AG Insured: AG-CR
2.750%, due 11/15/41	1,070,000	859,679
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 11/15/36	1,215,000	1,382,321

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	$1,400,000	$1,520,846
Insured: AG
5.250%, due 7/1/41	1,000,000	1,103,716
5.250%, due 10/1/43	1,300,000	1,405,871
Series 1 Insured: AG
5.000%, due 7/1/37	750,000	840,945
5.250%, due 7/1/43	1,095,000	1,209,906
Series A
4.000%, due 3/15/39	500,000	502,920
5.000%, due 7/1/39	1,220,000	1,222,735
Series B
5.000%, due 2/15/40	815,000	829,695
5.000%, due 2/15/40	5,000	5,151
Series E
3.000%, due 3/15/41	500,000	434,673
5.000%, due 3/15/41	2,000,000	2,073,396
New York State Housing Finance Agency, Revenue Bonds
Series 2
3.350%, due 6/15/54(a)(b)	1,000,000	1,002,428
Series 2 Insured: SONYMA
3.375%, due 5/1/65(a)(b)	3,420,000	3,432,115
Series 2 Insured: SONYMA HUD SECT 8
3.600%, due 11/1/64(a)(b)	1,500,000	1,506,378
Onondaga Civic Development Corp., Revenue Bonds
5.000%, due 12/1/41	500,000	558,653
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.000%, due 11/15/42	1,000,000	1,099,223
5.250%, due 5/15/47	1,250,000	1,321,724
Series AG Insured: AG-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,310,775
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	559,412
		111,414,750
North Carolina — 2.4%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series C
3.400%, due 1/15/37(a)(b)	5,000,000	5,000,000
Series G
3.400%, due 1/15/48(a)(b)	5,200,000	5,200,000
City of Charlotte NC Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/42	1,400,000	1,550,001
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,833,064
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,276,744
County of Gaston NC, General Obligation Bonds
5.000%, due 3/1/39	1,000,000	1,132,950
Durham Housing Authority, Revenue Bonds
3.200%, due 1/1/44(a)(b)	2,500,000	2,510,830
Nash Health Care Systems, Revenue Bonds
5.500%, due 2/1/44	495,000	539,765

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
5.500%, due 1/1/54	$850,000	$909,317
Series 43 Insured: GNMA/FNMA/FHLMC
2.625%, due 1/1/35	1,000,000	907,953
Series 60 Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/57	2,700,000	3,072,717
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	965,000	1,069,503
6.250%, due 1/1/56	5,000,000	5,598,633
North Carolina Medical Care Commission, Revenue Bonds
Series 3
3.350%, due 1/1/31	2,750,000	2,745,461
Series A
5.000%, due 6/1/38	1,100,000	1,229,356
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,071,772
Raleigh Housing Authority, Revenue Bonds
3.150%, due 1/1/44(a)(b)	1,450,000	1,453,992
		38,102,058
North Dakota — 0.4%
City of Grand Forks ND, Revenue Bonds
Series A Insured: AG
5.000%, due 12/1/26	400,000	404,315
5.000%, due 12/1/27	450,000	462,323
5.000%, due 12/1/28	500,000	523,087
5.000%, due 12/1/29	675,000	716,709
Series AG Insured: AG-CR
4.000%, due 12/1/37	1,250,000	1,228,770
North Dakota Housing Finance Agency, Revenue Bonds
Series C
6.250%, due 1/1/55	965,000	1,070,100
Series D
6.000%, due 7/1/55	990,000	1,094,538
		5,499,842
Ohio — 2.2%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
5.000%, due 11/15/29	1,100,000	1,184,569
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
3.000%, due 6/1/48	500,000	354,761
4.000%, due 6/1/37	2,500,000	2,518,560
City of Toledo OH, General Obligation Bonds
Insured: AG
5.250%, due 12/1/36	1,000,000	1,098,687
5.500%, due 12/1/39	1,330,000	1,462,781
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,046,923
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/34	1,000,000	1,131,421
County of Franklin OH, Revenue Bonds
Series B
3.350%, due 11/1/42(a)(b)	4,700,000	4,700,000

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	$ 630,000	$ 630,079
JobsOhio Beverage System, Revenue Bonds
Series A
5.000%, due 1/1/38	5,125,000	5,833,586
Ohio Air Quality Development Authority, Revenue Bonds
3.250%, due 9/1/29	575,000	571,726
3.500%, due 8/1/34(a)(b)	3,000,000	3,010,392
Series A
3.875%, due 1/1/36	2,000,000	1,994,669
Series D
3.200%, due 5/1/26	1,000,000	1,000,000
Ohio Housing Finance Agency, Revenue Bonds
3.200%, due 1/1/46(a)(b)	1,750,000	1,757,380
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	975,000	1,072,977
Series B
3.000%, due 9/1/39	1,435,000	1,283,233
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 3/1/56	995,000	1,133,303
State of Ohio, General Obligation Bonds
Series A
2.000%, due 3/1/33	700,000	618,654
Summit County Development Finance Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/35	445,000	489,670
5.000%, due 7/1/40	910,000	969,616
5.000%, due 7/1/45	1,000,000	1,034,136
		34,897,123
Oklahoma — 0.3%
Carter County Public Facilities Authority, Revenue Bonds
5.000%, due 9/1/32	1,000,000	1,029,008
Cleveland County Home Loan Authority, Revenue Bonds
Series A Insured: GNMA COLL
6.000%, due 7/1/56	1,865,000	2,086,422
Oklahoma Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.000%, due 9/1/57	1,000,000	1,122,970
6.250%, due 9/1/56	995,000	1,113,674
		5,352,074
Oregon — 1.2%
City of Portland OR Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 12/1/47	1,680,000	1,764,768
Oregon State Lottery, Revenue Bonds
Series A
5.000%, due 4/1/39	1,250,000	1,405,459
5.000%, due 4/1/41	2,500,000	2,768,258
Salem Hospital Facility Authority, Revenue Bonds
Series A
4.000%, due 5/15/41	1,000,000	975,825
State of Oregon, General Obligation Bonds
Series A
5.250%, due 5/1/42	2,000,000	2,269,095
Series D
5.000%, due 5/1/39	815,000	922,160

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
State of Oregon Department of Transportation, Revenue Bonds
Series A
5.000%, due 11/15/42	$5,000,000	$5,250,110
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	940,000	1,039,944
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
3.000%, due 9/1/44	2,000,000	1,666,014
Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds
Series A Insured: SCH BD GTY
4.400%, due 6/15/40(c)	1,000,000	540,990
		18,602,623
Pennsylvania — 2.7%
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	360,868
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,255,006
Commonwealth Financing Authority, Revenue Bonds
Insured: AG
4.000%, due 6/1/39	920,000	903,568
Conrad Weiser Area School District, General Obligation Bonds
Insured: AG ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,008,812
County of Allegheny PA, General Obligation Bonds
Series C76
5.000%, due 11/1/41	1,000,000	1,004,400
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	255,146
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Series A
5.000%, due 12/15/40	1,000,000	1,118,848
5.000%, due 12/15/42	1,500,000	1,624,517
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 8/15/31	450,000	497,792
5.000%, due 8/15/33	2,000,000	2,260,155
Series A Insured: AG
3.248%, (3 Month SOFR + 0.60%), due 7/1/27(a)	60,000	59,740
Series B
5.000%, due 10/1/34	1,000,000	1,001,503
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	925,000	1,000,351
Insured: FNMA COLL
4.900%, due 6/1/41	500,000	511,391
Series 137
3.000%, due 10/1/51	13,590,000	13,112,676
Series 152A
6.250%, due 10/1/56	1,000,000	1,120,193
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/43	1,000,000	1,095,174

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Series B
5.250%, due 12/1/47	$1,000,000	$1,059,729
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,448,282
Philadelphia Housing Authority, Revenue Bonds
Series A
5.000%, due 3/1/37	2,530,000	2,789,179
5.250%, due 3/1/38	2,500,000	2,778,200
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 9/1/36	1,285,000	1,412,522
State Public School Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 10/1/33	270,000	298,162
5.000%, due 10/1/34	265,000	293,381
5.000%, due 10/1/36	235,000	260,039
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds
Insured: AG
5.000%, due 4/1/45	1,000,000	1,067,478
		42,597,112
Puerto Rico — 1.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
4.000%, due 7/1/42	2,000,000	1,896,537
5.000%, due 7/1/47	2,500,000	2,481,344
Series B
4.000%, due 7/1/42	2,000,000	1,896,538
5.000%, due 7/1/29	1,907,000	1,969,025
Puerto Rico Electric Power Authority, Revenue Bonds
Insured: NATL
5.250%, due 7/1/35	1,465,000	1,464,684
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/31	500,000	531,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series 2
4.329%, due 7/1/40	16,896,000	16,704,582
Series A1
4.500%, due 7/1/34	2,000,000	2,000,075
		28,943,975
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/38	350,000	372,909
5.000%, due 7/1/39	350,000	370,798
5.000%, due 7/1/40	350,000	367,746
Series F
5.500%, due 5/15/41	180,000	197,725
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,038,028
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	367,700

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Series A Insured: GNMA COLL
5.000%, due 10/1/41	$1,000,000	$1,070,503
		3,785,409
South Carolina — 1.7%
County of Charleston SC, General Obligation Bonds
Series A
2.000%, due 11/1/39	2,000,000	1,533,285
Medical University Hospital Authority, Revenue Bonds
Insured: FHA INS
5.000%, due 11/15/40	2,000,000	2,131,115
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
4.352%, (SOFR + 1.90%), due 2/1/54(a)	6,000,000	6,204,921
South Carolina Jobs-Economic Development Authority, Revenue Bonds
4.000%, due 3/1/62(a)(b)	1,000,000	1,008,610
South Carolina Public Service Authority, Revenue Bonds
Series A
4.000%, due 12/1/40	2,250,000	2,245,416
4.000%, due 12/1/42	675,000	661,017
5.000%, due 12/1/45	2,000,000	2,121,309
Series B
5.000%, due 12/1/36	100,000	100,952
5.000%, due 12/1/46	750,000	787,990
Series B Insured: AG
5.000%, due 12/1/40	1,120,000	1,230,669
Series E Insured: AG
5.250%, due 12/1/37	2,000,000	2,221,877
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
4.150%, due 7/1/40	970,000	967,927
6.500%, due 7/1/55	985,000	1,111,561
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	980,000	1,112,324
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,077,141
Spartanburg Regional Health Services District, Revenue Bonds
Series A
3.625%, due 4/15/39	815,000	766,360
		26,282,474
South Dakota — 1.2%
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.000%, due 9/1/41	900,000	979,823
5.000%, due 9/1/43	1,000,000	1,072,782
Series 2
5.000%, due 11/1/51(a)(b)	1,500,000	1,635,814
South Dakota Housing Development Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 11/1/55	12,505,000	14,122,813
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	975,000	1,084,025
		18,895,257

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee — 2.1%
City of Manchester TN, General Obligation Bonds
Series B
2.000%, due 8/1/28	$930,000	$905,838
City of Memphis TN Sanitary Sewerage System Revenue, Revenue Bonds
Insured: AG
5.000%, due 6/1/43	3,145,000	3,419,880
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	787,583
5.000%, due 7/1/27(a)(b)	520,000	521,711
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
Series B
3.600%, due 2/1/45(a)(b)	3,000,000	3,028,556
5.000%, due 7/1/37	1,000,000	1,124,112
5.000%, due 7/1/39	3,650,000	4,047,819
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	2,300,000	2,538,356
Series B
5.000%, due 9/1/44(a)(b)	2,000,000	2,128,541
5.000%, due 9/1/49(a)(b)	1,300,000	1,363,650
Tennergy Corp., Revenue Bonds
Series A
4.000%, due 12/1/51(a)(b)	1,070,000	1,084,055
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.000%, due 11/1/34	5,250,000	5,610,795
5.000%, due 12/1/35	3,250,000	3,441,535
Tennessee Housing Development Agency, Revenue Bonds
Series 1
2.050%, due 7/1/36	1,800,000	1,505,634
3.500%, due 7/1/42	1,000,000	939,158
		32,447,223
Texas — 10.6%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,001,367
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,135,000	2,372,254
Austin Community College District, General Obligation Bonds
5.000%, due 8/1/38	1,000,000	1,111,887
Brazos County Municipal Utility District No 1, General Obligation Bonds
Insured: AG
4.250%, due 9/1/37	530,000	539,540
4.625%, due 9/1/41	630,000	641,801
Capital Area Housing Finance Corp., Revenue Bonds
3.200%, due 1/1/41(a)(b)	1,650,000	1,649,873
3.200%, due 1/1/41(a)(b)	2,850,000	2,851,351
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	1,000,000	1,069,443
Series C
5.000%, due 8/15/34	1,000,000	1,125,376

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	$1,360,000	$1,343,054
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AG
5.000%, due 2/15/43	250,000	255,408
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds
5.000%, due 11/15/43	2,000,000	2,206,732
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	797,324
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,045,045
5.000%, due 7/15/32	1,000,000	1,105,396
Insured: AG
5.000%, due 7/15/30	1,000,000	1,081,112
5.000%, due 7/15/31	1,455,000	1,594,310
Series AG Insured: AG-CR
3.500%, due 7/15/42	580,000	516,713
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	364,038
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	1,000,000	1,059,512
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AG
5.000%, due 8/15/26	1,000,000	1,006,109
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series C
2.500%, due 11/15/40	2,000,000	1,594,056
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series C Insured: AG
5.000%, due 9/1/44	2,850,000	3,089,801
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series B
5.000%, due 2/1/33	1,500,000	1,690,028
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,687,321
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,069,818
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	777,604
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/41	1,055,000	1,148,830
Series B2 Insured: PSF-GTD
4.000%, due 8/15/55(a)(b)	2,500,000	2,598,559
Fort Bend County Municipal Utility District No 167, General Obligation Bonds
Insured: AG
3.000%, due 9/1/33	115,000	107,600

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series C Insured: AG
2.500%, due 12/1/39	$2,045,000	$1,674,254
Fort Bend County Municipal Utility District No 185, General Obligation Bonds
Insured: AG
3.250%, due 9/1/35	235,000	224,437
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,317,951
FW Chaparral PFC, Revenue Bonds
4.000%, due 10/1/35	1,530,000	1,505,623
FW Ramble Public Facility Corp., Revenue Bonds
4.000%, due 10/1/35	1,000,000	975,784
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,210,028
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	309,347
6.500%, due 4/1/29	325,000	335,232
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AG
6.250%, due 9/1/32	1,805,000	1,986,091
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AG
6.500%, due 9/1/29	800,000	852,327
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,335,000	1,439,138
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	1,750,000	1,935,031
HHA Fountainview PFC, Revenue Bonds
2.750%, due 4/1/43(a)(b)	1,000,000	995,574
Housing Options, Inc., Revenue Bonds
Insured: HUD SECT 8
3.050%, due 2/1/45(a)(b)	3,850,000	3,853,126
Irving Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,490,000	1,628,880
Kerrville Public Utility Board Public Facility Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 4/15/32	1,785,000	1,966,086
5.000%, due 4/15/33	1,880,000	2,086,620
5.000%, due 4/15/34	1,980,000	2,210,589
5.000%, due 4/15/35	2,075,000	2,324,328
5.000%, due 4/15/36	2,170,000	2,412,178
5.000%, due 4/15/37	1,135,000	1,251,016
5.000%, due 4/15/38	1,200,000	1,312,401
5.000%, due 4/15/39	1,250,000	1,360,838

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
5.000%, due 4/15/40	$1,320,000	$1,422,197
5.250%, due 4/15/45	3,905,000	4,171,658
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	695,392
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
3.120%, due 8/15/30(c)	575,000	503,493
3.350%, due 8/15/33(c)	1,000,000	784,583
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	983,955
Mansfield Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	5,280,000	5,876,563
5.000%, due 2/15/40	5,325,000	5,892,328
5.000%, due 2/15/41	3,575,000	3,927,251
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	974,166
Series 2
4.000%, due 6/1/30	1,070,000	1,070,335
Montgomery County Municipal Utility District No 126, General Obligation Bonds
Insured: AG
2.625%, due 9/1/39	380,000	314,360
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
3.375%, due 9/1/34	325,000	316,721
5.000%, due 9/1/41	560,000	565,997
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 11/1/40	2,000,000	2,113,780
Series A
5.000%, due 8/15/35	1,425,000	1,614,763
5.000%, due 8/15/39	1,500,000	1,654,412
North Central Texas Housing Finance Corp., Revenue Bonds
Series A Insured: GNMA COLL
5.250%, due 7/1/57	1,000,000	1,061,998
North Texas Municipal Water District Water System Revenue, Revenue Bonds
5.000%, due 9/1/31	3,000,000	3,326,744
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,034,250
5.000%, due 2/15/39	2,000,000	2,001,188
5.000%, due 2/15/41	1,500,000	1,500,509
Post Wood Municipal Utility District, General Obligation Bonds
Insured: AG
3.500%, due 3/1/34	350,000	350,015
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,084,036
5.250%, due 2/15/41	2,000,000	2,140,119
Sherman Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,250,000	1,401,450

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
South Manvel Development Authority, Tax Allocation
Insured: AG
5.000%, due 4/1/36	$265,000	$278,358
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series 1
5.000%, due 11/15/51(a)(b)	1,500,000	1,649,042
Series B
5.000%, due 11/15/40	2,600,000	2,606,315
Series C
3.300%, due 11/15/63(a)(b)	2,350,000	2,350,000
5.000%, due 11/15/64(a)(b)	6,000,000	6,644,504
Series E
5.000%, due 11/15/43	3,625,000	3,938,567
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,616,713
Series A Insured: GNMA COLL
5.750%, due 1/1/56	1,015,000	1,113,116
Series D Insured: GNMA COLL
6.250%, due 1/1/56	1,500,000	1,679,231
Texas Department of Housing & Community Affairs Series 2020
2.300%, due 6/26/36	1,670,881	1,382,703
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.500%, due 1/1/54(a)(b)	1,500,000	1,586,368
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.000%, due 4/1/36	2,515,000	2,620,243
5.000%, due 1/1/55(a)(b)	6,000,000	6,396,939
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
3.287%, (3 Month SOFR + 0.52%), due 9/15/27(a)	1,070,000	1,070,958
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	506,997
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,634,612
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	500,000	521,395
Texas Woman’s University, Revenue Bonds
5.000%, due 7/1/37	500,000	562,651
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	501,035
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	699,795
		165,809,946
Utah — 2.4%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,475,189
County of Iron UT Sales Tax Revenue, Revenue Bonds
5.000%, due 10/1/49	1,300,000	1,359,617

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	$1,325,000	$1,294,885
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	1,970,000	1,970,890
Downtown Revitalization Public Infrastructure District, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/34	1,250,000	1,414,862
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/37	970,000	1,057,230
Series A
5.000%, due 7/1/36	1,035,000	1,147,421
5.000%, due 7/1/41	1,045,000	1,115,467
Military Installation Development Authority, Revenue Bonds
Series A-2
4.000%, due 6/1/41	1,800,000	1,703,542
Salt Lake City School District, General Obligation Bonds
Insured: SCH BD GTY
3.000%, due 3/1/39	1,000,000	917,665
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	517,885
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	241,029
Utah Housing Corp., Revenue Bonds
2.650%, due 3/1/45(a)(b)	1,000,000	986,570
3.000%, due 9/1/45(a)(b)	1,500,000	1,498,071
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	3,000,515
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	1,870,000	2,032,376
6.500%, due 7/1/55	940,000	1,042,518
6.500%, due 7/1/56	1,000,000	1,137,632
Series E Insured: GNMA/FNMA/FHLMC
6.750%, due 7/1/55	4,175,000	4,781,712
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/28	350,000	352,394
4.000%, due 10/15/32	1,000,000	992,662
4.000%, due 10/15/32	690,000	690,202
4.000%, due 10/15/34	800,000	786,594
4.000%, due 10/15/36	1,000,000	971,953
4.000%, due 10/15/38	645,000	618,542
5.500%, due 10/15/33	940,000	1,045,109
Series A
5.000%, due 10/15/28	1,000,000	1,014,899
5.000%, due 10/15/34	400,000	400,670
5.000%, due 10/15/40	1,000,000	1,000,498
Utah Transit Authority, Revenue Bonds
5.000%, due 12/15/42	1,250,000	1,392,853
		37,961,452
Virginia — 0.9%
Arlington County Industrial Development Authority, Revenue Bonds
2.950%, due 9/1/49(a)(b)	1,125,000	1,119,312

	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	$2,500,000	$2,063,683
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,512,048
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/37	1,000,000	1,102,673
5.000%, due 7/1/38	600,000	657,168
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	157,122
Virginia Housing Development Authority, Revenue Bonds
Series G
3.125%, due 7/1/56(a)(b)	665,000	664,829
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,003,722
Virginia Small Business Financing Authority, Revenue Bonds
5.000%, due 10/1/36	765,000	838,025
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AG
4.000%, due 7/1/42	1,000,000	994,759
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,550,730
Wise County Industrial Development Authority, Revenue Bonds
3.125%, due 10/1/40(a)(b)	2,000,000	1,993,235
		14,657,306
Washington — 1.5%
City of Kent WA, General Obligation Bonds
5.000%, due 12/1/44	700,000	763,363
5.000%, due 12/1/45	665,000	718,564
County of King WA Sewer Revenue, Revenue Bonds
Series A
3.320%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,983,921
King County Housing Authority, Revenue Bonds
3.000%, due 6/1/40	500,000	431,931
King County Public Hospital District No 2, General Obligation Bonds
5.000%, due 12/1/32	325,000	358,554
5.000%, due 12/1/34	150,000	167,800
State of Washington, General Obligation Bonds
Series R
5.000%, due 7/1/41	1,420,000	1,551,222
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	1,500,000	1,285,711
Washington Health Care Facilities Authority, Revenue Bonds
4.000%, due 7/1/42	1,000,000	937,135
Series A
5.000%, due 9/1/43	1,400,000	1,484,886
Series B Insured: AG
5.000%, due 8/15/55(a)(b)	4,000,000	4,249,143
Washington State Housing Finance Commission
4.080%, due 8/20/63(a)(b)	5,961,241	5,747,782

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Housing Finance Commission
Series 1
4.221%, due 3/1/50(a)(b)	$988,002	$963,096
Washington State Housing Finance Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/40	1,000,000	1,059,246
5.000%, due 7/1/45	1,000,000	1,027,338
		23,729,692
West Virginia — 0.9%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 6/1/39	800,000	881,124
5.000%, due 6/1/41	300,000	326,657
5.000%, due 6/1/44	500,000	532,579
County of Ohio WV Special District Excise Tax Revenue, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	550,000	603,431
5.000%, due 6/1/36	525,000	571,844
5.000%, due 6/1/37	975,000	1,055,902
5.250%, due 6/1/45	1,000,000	1,066,219
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	1,009,764
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,524,659
Series A
5.000%, due 6/1/36	1,000,000	1,111,685
5.000%, due 6/1/38	1,000,000	1,099,509
5.250%, due 6/1/42	1,000,000	1,095,611
5.250%, due 6/1/45	1,000,000	1,062,067
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,084,361
Series B Insured: AG
5.125%, due 9/1/42	1,250,000	1,343,998
		14,369,410
Wisconsin — 1.6%
City of Milwaukee WI, General Obligation Bonds
Series N2 Insured: AG
5.000%, due 12/1/38	3,765,000	4,175,240
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	496,089
Public Finance Authority, Revenue Bonds
5.000%, due 3/1/41	1,000,000	1,000,553
5.000%, due 3/1/46	3,000,000	3,000,404
5.990%, due 12/15/30(c)	4,180,000	3,193,622
Series 1
4.126%, due 1/20/41(a)(b)	3,496,457	3,364,345
Series A
5.000%, due 6/15/34	300,000	324,002
5.250%, due 6/15/45	150,000	154,152
Sparta Area School District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/38	1,110,000	1,000,962
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
4.000%, due 9/15/31	970,000	973,643

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	$3,500,000	$3,540,295
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	1,000,014
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	496,067
5.000%, due 9/1/39	1,000,000	1,083,357
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B
3.100%, due 11/1/56(a)(b)	1,300,000	1,300,920
		25,103,665
Wyoming — 0.3%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	1,170,000	1,108,924
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AG-CR
5.000%, due 6/15/28	3,000,000	3,135,955
Wyoming Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.300%, due 12/1/40	1,000,000	1,009,064
		5,253,943
Total Municipal Bonds
(Cost $1,539,115,945)		1,557,850,442

1

	Shares	Value
Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)
(Cost $13,228,784)	13,228,784	13,228,784

Total Investments — 100.1% (Cost $1,552,344,729)		1,571,079,226
Other Assets and Liabilities, Net — (0.1)%		(1,211,396)
Net Assets — 100.0%		$1,569,867,830

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 1-day yield at April 30, 2026.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

April 30, 2026

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed
HUD SECT 8	- Housing and Urban Development Section 8
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$1,557,850,442	$—	$1,557,850,442
Short-Term Investment:
Money Market Fund	13,228,784	—	—	13,228,784
Total Investments in Securities	$13,228,784	$1,557,850,442	$—	$1,571,079,226

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF

April 30, 2026

	Principal Amount	Value
Municipal Bonds — 99.1%
Airport — 7.5%
California Municipal Finance Authority, Revenue Bonds
Insured: AG
3.500%, due 12/31/35	$1,000,000	$960,299
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/32	200,000	228,793
Series B Insured: AG
5.000%, due 6/1/32	200,000	228,793
County of Sacramento CA Airport System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/32	1,000,000	1,034,691
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	508,772
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	559,154
5.250%, due 7/1/43	850,000	931,656
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series A
5.000%, due 5/1/31	550,000	599,838
5.000%, due 5/1/36	1,220,000	1,304,896
		6,356,892
Development — 1.2%
California Statewide Communities Development Authority, Revenue Bonds
Series R1
4.125%, due 9/2/29	545,000	545,225
California Statewide Communities Development Authority, Special Assessment
Series C
5.000%, due 9/2/34	475,000	491,753
		1,036,978
Education — 0.4%
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	337,492

General — 29.4%
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	2,000,000	2,116,115
5.500%, due 10/1/54(a)(b)	990,000	1,080,794
Series 2
3.902%, (SOFR + 1.45%), due 4/1/56(a)	750,000	745,310
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	1,009,359
Series C
5.000%, due 12/1/55(a)(b)	1,000,000	1,047,838
5.250%, due 2/1/36	2,000,000	2,153,828
Series D
5.000%, due 2/1/55(a)(b)	620,000	668,023
Series E
5.000%, due 10/1/56(a)(b)	1,500,000	1,607,330

	Principal Amount	Value
Municipal Bonds (continued)
General (continued)
Series F
5.000%, due 2/1/55(a)(b)	$1,000,000	$1,061,814
California Infrastructure & Economic Development Bank, Revenue Bonds
3.250%, due 6/1/33	1,500,000	1,494,525
California State Public Works Board, Revenue Bonds
Series A
5.000%, due 9/1/35	1,750,000	2,035,684
Cathedral City Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	140,000	145,861
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	615,000	622,293
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a)(b)	96,127	50,947
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.000%, due 10/1/28	225,000	229,553
5.000%, due 10/1/30	400,000	412,466
Mountain House Financing Authority, Revenue Bonds
3.000%, due 12/1/37	295,000	257,038
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series B
4.000%, due 11/1/35	775,000	773,277
Northern California Sanitation Agencies Financing Authority, Revenue Bonds
3.000%, due 12/1/34	1,500,000	1,487,264
Perris Joint Powers Authority, Special Tax
Series A
3.500%, due 9/1/29	315,000	311,375
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A1
3.190%, due 7/1/27(c)	1,141,000	1,099,514
San Francisco City & County Redevelopment Agency Successor Agency, Tax Allocation
Series B Insured: AG
5.000%, due 8/1/40	190,000	215,212
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	750,000	825,666
Santa Fe Springs Public Financing Authority, Revenue Bonds
Insured: AG
5.000%, due 6/1/27	700,000	718,311
Southern California Logistics Airport Authority, Tax Allocation
Series A Insured: AG
5.000%, due 12/1/33	375,000	431,852
5.000%, due 12/1/35	365,000	427,105
5.000%, due 12/1/36	415,000	481,730
Sutter Butte Flood Control Agency, Special Assessment
Insured: AG
5.000%, due 10/1/33	500,000	573,240

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
General (continued)
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/30	$750,000	$793,002
		24,876,326
General Obligation — 8.2%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	420,000	372,951
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	552,478	547,353
5.625%, due 7/1/29	500,000	526,262
Foothill-De Anza Community College District, General Obligation Bonds
4.000%, due 8/1/40	1,000,000	991,330
Grossmont Healthcare District, General Obligation Bonds
Series F
5.000%, due 7/15/32	350,000	400,470
Palomar Health, General Obligation Bonds
Series A
5.360%, due 8/1/36(c)	260,000	151,206
State of California, General Obligation Bonds
5.000%, due 4/1/33	1,000,000	1,065,520
5.000%, due 8/1/37	500,000	567,490
Insured: AG
5.250%, due 8/1/32	1,000,000	1,131,071
State of Illinois, General Obligation Bonds
Series D
5.000%, due 7/1/34	1,000,000	1,091,934
		6,845,587
Higher Education — 4.9%
California Municipal Finance Authority, Revenue Bonds
Series A
5.000%, due 4/1/32	855,000	901,273
California State University, Revenue Bonds
Series A
5.000%, due 11/1/34	250,000	295,372
Texas A&M University, Revenue Bonds
Series A
3.000%, due 5/15/37	1,000,000	931,157
University of California, Revenue Bonds
Series BS
5.000%, due 5/15/32	420,000	472,903
5.000%, due 5/15/37	350,000	395,872
Series CA
5.000%, due 5/15/38	1,000,000	1,139,195
		4,135,772
Housing — 2.3%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	408,148
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/37	1,000,000	1,032,114
Series A
5.250%, due 7/1/45	500,000	506,547
		1,946,809

	Principal Amount	Value
Municipal Bonds (continued)
Medical — 12.4%
California Health Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 4/1/32	$1,195,000	$1,287,573
5.000%, due 12/1/36	1,000,000	1,089,217
5.000%, due 12/1/39	250,000	267,662
Series AG Insured: AG-CR
5.000%, due 11/15/38	1,000,000	1,121,131
Series B
3.000%, due 2/1/45(a)(b)	1,200,000	1,200,000
4.000%, due 8/15/36	500,000	500,177
California Municipal Finance Authority, Revenue Bonds
Insured: CA MTG INS
2.500%, due 9/1/34	825,000	736,687
3.000%, due 2/1/33	270,000	268,625
Series A
3.000%, due 7/1/28	500,000	493,125
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/28	1,200,000	1,201,304
5.000%, due 3/1/35	500,000	500,370
Series B
5.000%, due 10/1/35	1,000,000	1,137,131
Sierra View Local Health Care District, Revenue Bonds
3.000%, due 7/1/30	750,000	724,127
		10,527,129
Mello-Roos — 5.8%
Anaheim Community Facilities District, Special Tax
Series 1
4.000%, due 9/1/41	1,240,000	1,190,123
California Statewide Communities Development Authority, Special Assessment
Series 1 Insured: AG
5.000%, due 9/2/37	620,000	714,088
City of South San Francisco CA, Special Tax
5.000%, due 9/1/40	375,000	393,033
Folsom Ranch Financing Authority, Special Tax
5.000%, due 9/1/39	500,000	513,361
Perris Union High School District Financing Authority, Special Tax
Insured: AG
5.000%, due 9/1/32	650,000	727,297
5.000%, due 9/1/33	520,000	590,053
5.000%, due 9/1/34	350,000	400,044
Romoland School District, Special Tax
Series 1
5.000%, due 9/1/46	370,000	378,906
		4,906,905
Multifamily Housing — 2.7%
California Housing Finance Agency, Revenue Bonds
Series 2021-2 A Insured: FHLMC COLL
3.750%, due 3/25/35	233,642	236,363
California Municipal Finance Authority, Revenue Bonds
Series A
2.950%, due 1/1/56(a)(b)	1,000,000	999,627

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Multifamily Housing (continued)
Marina Joint Powers Financing Authority, Revenue Bonds
Insured: FNMA COLL
3.400%, due 3/1/36	$1,000,000	$1,010,443
		2,246,433
Nursing Homes — 0.7%
California Statewide Communities Development Authority, Revenue Bonds
4.000%, due 4/1/36	580,000	581,162

Pollution — 0.6%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	519,919

Power — 4.7%
Los Angeles Department of Water & Power, Revenue Bonds
Series B
5.000%, due 7/1/30	250,000	270,121
Northern California Transmission Agency, Revenue Bonds
Series A
5.000%, due 5/1/32	560,000	561,410
Southern California Public Power Authority, Revenue Bonds
Series 1
5.000%, due 7/1/34	1,215,000	1,367,686
Series 1 Insured: BAM
5.000%, due 7/1/35	200,000	227,084
Series 2
5.000%, due 7/1/53(a)(b)	500,000	524,495
Turlock Irrigation District, Revenue Bonds
5.000%, due 1/1/41	930,000	981,108
		3,931,904
School District — 10.8%
Alum Rock Union Elementary School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/37	420,000	488,530
Series B Insured: BAM
5.000%, due 8/1/33	290,000	336,869
Bakersfield City School District, General Obligation Bonds
Series C
1.820%, due 5/1/37	1,210,000	991,131
Beverly Hills Unified School District CA, General Obligation Bonds
3.960%, due 8/1/37(c)	580,000	373,001
El Monte Union High School District, General Obligation Bonds
Insured: AG
3.490%, due 6/1/36(c)	140,000	98,730
Fremont Unified School District/Alameda County CA, General Obligation Bonds
Series D
2.000%, due 8/1/35	420,000	355,235
Gilroy Unified School District, General Obligation Bonds
4.000%, due 8/1/33	1,155,000	1,156,840
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/32	455,000	515,086

	Principal Amount	Value
Municipal Bonds (continued)
School District (continued)
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	$ 500,000	$ 446,665
Oxnard School District, General Obligation Bonds
3.060%, due 2/1/31(c)	1,000,000	865,440
Palo Alto Unified School District, General Obligation Bonds
2.250%, due 8/1/31	930,000	881,065
Sacramento City Unified School District, General Obligation Bonds
Insured: AG
3.270%, due 7/1/32(c)	1,000,000	818,792
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	473,396
West Contra Costa Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/33	255,000	295,974
Series A Insured: BAM
5.000%, due 8/1/32	365,000	416,977
Series B Insured: BAM
5.000%, due 8/1/39	600,000	680,082
		9,193,813
Transportation — 3.4%
Alameda Corridor Transportation Authority, Revenue Bonds
Series B Insured: AG
3.000%, due 10/1/34	250,000	244,091
Bay Area Toll Authority, Revenue Bonds
Series I
3.000%, due 4/1/59(a)(b)	1,000,000	1,000,000
California Municipal Finance Authority, Revenue Bonds
Series A
5.000%, due 3/1/34	900,000	1,015,986
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AG
5.500%, due 1/15/31	500,000	564,695
		2,824,772
Water — 4.1%
City of Los Angeles CA Wastewater System Revenue, Revenue Bonds
Series C
5.000%, due 6/1/34	500,000	588,222
City of Riverside CA Sewer Revenue, Revenue Bonds
Series A
5.000%, due 8/1/35	400,000	474,288
City of Santa Rosa CA Wastewater Revenue, Revenue Bonds
Series B Insured: AMBAC
2.880%, due 9/1/31(c)	500,000	429,181
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series 1
3.125%, due 9/1/26	200,000	199,888
Eastern Municipal Water District, Revenue Bonds
Series A
3.000%, due 7/1/46(a)(b)	1,000,000	1,000,000
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.000%, due 7/1/35	200,000	221,721

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

April 30, 2026

	Principal Amount	Value
Municipal Bonds (continued)
Water (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
5.000%, due 7/1/30	$ 500,000	$ 520,313
		3,433,613
Total Municipal Bonds
(Cost $83,132,829)		83,701,506

	Shares	Value
Short-Term Investment — 0.0%(d)
Money Market Fund — 0.0%(d)
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(e)
(Cost $27,618)	27,618	27,618

Total Investments — 99.1% (Cost $83,160,447)		83,729,124
Other Assets and Liabilities, Net — 0.9%		799,927
Net Assets — 100.0%		$84,529,051

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2026.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Less than 0.05%.

(e)Reflects the 1-day yield at April 30, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
SOFR	- Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$83,701,506	$—	$83,701,506
Short-Term Investment:
Money Market Fund	27,618	—	—	27,618
Total Investments in Securities	$27,618	$83,701,506	$—	$83,729,124

(f)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Large Cap Growth ETF

April 30, 2026

	Shares	Value
Common Stocks — 99.4%
Communication Services — 18.2%
Alphabet, Inc., Class C	83,321	$31,823,623
Meta Platforms, Inc., Class A	21,848	13,369,009
Netflix, Inc.*	86,326	8,080,977
Spotify Technology SA*	9,402	4,198,463
Total Communication Services		57,472,072

Consumer Discretionary — 9.5%
Amazon.com, Inc.*	55,473	14,703,673
Hilton Worldwide Holdings, Inc.	19,561	6,339,133
O’Reilly Automotive, Inc.*	45,660	4,538,604
Tesla, Inc.*	11,836	4,516,973
Total Consumer Discretionary		30,098,383

Financials — 5.3%
Affirm Holdings, Inc.*	29,710	1,909,759
Mastercard, Inc., Class A	14,515	7,299,884
Morgan Stanley	20,252	3,859,828
Visa, Inc., A Shares(a)	11,144	3,675,737
Total Financials		16,745,208

Health Care — 6.2%
Elanco Animal Health, Inc.*	177,814	3,977,699
Eli Lilly & Co.	6,874	6,424,440
Intuitive Surgical, Inc.*	11,698	5,353,122
McKesson Corp.	4,583	3,736,062
Total Health Care		19,491,323

Industrials — 12.1%
Caterpillar, Inc.	5,619	5,001,528
CH Robinson Worldwide, Inc.	19,283	3,505,843
GE Vernova, Inc.	3,635	3,938,377
General Electric Co.	21,543	6,245,962
Howmet Aerospace, Inc.	15,674	3,809,409
Parker-Hannifin Corp.	3,548	3,226,622
Quanta Services, Inc.	6,473	4,710,855
Trane Technologies PLC	8,378	4,126,500
Vertiv Holdings Co., Class A	11,038	3,625,873
Total Industrials		38,190,969

Information Technology — 47.2%
Advanced Micro Devices, Inc.*	17,464	6,190,813
Analog Devices, Inc.	7,970	3,206,012
Apple, Inc.	101,434	27,524,116
Arista Networks, Inc.*	10,980	1,896,356
ASML Holding NV	3,331	4,793,276
Broadcom, Inc.	56,249	23,480,020
Lumentum Holdings, Inc.*	5,423	4,893,281
Micron Technology, Inc.	5,274	2,727,502
Microsoft Corp.	45,432	18,526,261
NVIDIA Corp.	190,426	38,003,317
Oracle Corp.	34,137	5,509,370
Palantir Technologies, Inc., Class A*	22,397	3,115,647
Sandisk Corp.*	3,082	3,379,444
Shopify, Inc., Class A*	50,078	6,065,948
Total Information Technology		149,311,363

	Shares	Value
Common Stocks (continued)
Materials — 0.9%
Ecolab, Inc.	11,546	$ 3,008,888

Total Common Stocks
(Cost $301,335,737)		314,318,206

Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(b)
(Cost $1,980,691)	1,980,691	1,980,691

Total Investments — 100.0% (Cost $303,316,428)		316,298,897
Other Assets and Liabilities, Net — 0.0%(c)		(110,132)
Net Assets — 100.0%		$316,188,765

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,641,689; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $2,737,169.

(b)Reflects the 1-day yield at April 30, 2026.

(c)Less than 0.05%.

See notes to financial statements.

Schedule of Investments — NYLI Winslow Large Cap Growth ETF (continued)

April 30, 2026

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$314,318,206	$—	$—	$314,318,206
Short-Term Investment:
Money Market Fund	1,980,691	—	—	1,980,691
Total Investments in Securities	$316,298,897	$—	$—	$316,298,897

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Focused Large Cap Growth ETF

April 30, 2026

	Shares	Value
Common Stocks — 99.6%
Communication Services — 13.6%
Alphabet, Inc., Class C	12,426	$4,745,987
Meta Platforms, Inc., Class A	3,888	2,379,106
Spotify Technology SA*	1,513	675,630
Total Communication Services		7,800,723

Consumer Discretionary — 11.6%
Amazon.com, Inc.*	14,857	3,937,997
Hilton Worldwide Holdings, Inc.	4,960	1,607,387
O’Reilly Automotive, Inc.*	11,226	1,115,864
Total Consumer Discretionary		6,661,248

Financials — 4.9%
CME Group, Inc.	3,504	1,008,521
Mastercard, Inc., Class A	3,617	1,819,062
Total Financials		2,827,583

Health Care — 5.5%
Eli Lilly & Co.	1,522	1,422,461
Intuitive Surgical, Inc.*	1,809	827,817
Stryker Corp.	2,794	880,473
Total Health Care		3,130,751

Industrials — 12.5%
CH Robinson Worldwide, Inc.	4,345	789,964
GE Vernova, Inc.	2,330	2,524,462
General Electric Co.	4,134	1,198,571
Howmet Aerospace, Inc.	2,129	517,432
Trane Technologies PLC	4,343	2,139,101
Total Industrials		7,169,530

	Shares	Value
Common Stocks (continued)
Information Technology — 51.5%
Amphenol Corp., Class A	7,352	$ 1,082,729
Analog Devices, Inc.	4,857	1,953,777
Apple, Inc.	18,230	4,946,711
ASML Holding NV	774	1,113,778
Broadcom, Inc.	6,521	2,722,061
Lumentum Holdings, Inc.*	880	794,042
Microsoft Corp.	12,861	5,244,459
NVIDIA Corp.	41,161	8,214,501
Oracle Corp.	4,683	755,789
Palantir Technologies, Inc., Class A*	6,176	859,143
Sandisk Corp.*	506	554,834
Shopify, Inc., Class A*	5,049	611,585
Snowflake, Inc., Class A*	5,396	736,392
Total Information Technology		29,589,801

Total Common Stocks
(Cost $51,602,134)		57,179,636

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(a)
(Cost $282,041)	282,041	282,041

Total Investments — 100.1% (Cost $51,884,175)		57,461,677
Other Assets and Liabilities, Net — (0.1)%		(34,209)
Net Assets — 100.0%		$57,427,468

*Non-income producing securities.

(a)Reflects the 1-day yield at April 30, 2026.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$57,179,636	$—	$—	$57,179,636
Short-Term Investment:
Money Market Fund	282,041	—	—	282,041
Total Investments in Securities	$57,461,677	$—	$—	$57,461,677

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Statements of Assets and Liabilities

April 30, 2026

See notes to financial statements.

	NYLI CBRE Real Assets ETF	NYLI MacKay Core Plus Bond ETF	NYLI MacKay High Income ETF	NYLI MacKay Securitized Income ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$7,007,533	$307,042,521	$117,778,750	$161,261,721
Cash	—	35,010	10,312	—
Foreign currency(b)	1,488	—	—	—
Receivable for investments sold	11,855	2,841,380	—	940,609
Due from advisor	10,778	—	—	—
Variation margin receivable	—	—	—	25,280
Dividend and interest receivable	8,146	2,576,188	1,766,532	495,611
Reclaims receivable	546	—	—	—
Securities lending income receivable	103	2,144	3,320	5
Deposits with broker for futures contracts	—	445,794	—	212,240
Total Assets	7,040,449	312,943,037	119,558,914	162,935,466

Liabilities
Collateral for investments on loan	95,552	2,712,208	3,521,811	790,500
Trustee fees payable	42	1,905	677	1,022
Payable for investments purchased	28	1,088,492	2,542,944	975,799
Compliance fees payable	1	62	22	86
Advisory fees payable	—	51,400	11,314	24,565
Variation margin payable	—	32,764	—	—
Due to broker	—	42,117	—	—
Cash due to custodian	—	—	—	1,161
Fund distributions payable	—	1,397,823	641,843	710,868
Accrued expenses and other liabilities	34,186	87,558	57,273	53,381
Total Liabilities	129,809	5,414,329	6,775,884	2,557,382
Net Assets	$6,910,640	$307,528,708	$112,783,030	$160,378,084

Composition of Net Assets
Paid-in capital	$5,666,045	$328,227,353	$112,389,749	$161,153,526
Total distributable earnings/ (accumulated loss)	1,244,595	(20,698,645)	393,281	(775,442)
Net Assets	$6,910,640	$307,528,708	$112,783,030	$160,378,084

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	225,000	14,700,000	4,350,000	6,288,087
Net Asset Value Per Share	$30.71	$20.92	$25.93	$25.51
Investments, at cost	$5,769,205	$309,005,881	$117,213,888	$161,339,562
(a)Market value of securities on loan	$363,558	$14,564,394	$4,449,108	$1,271,635
(b)Cost of foreign currency	$1,397	$—	$—	$—

Statements of Assets and Liabilities (continued)

April 30, 2026

See notes to financial statements.

	NYLI MacKay Muni Allocation ETF	NYLI MacKay Muni Insured ETF	NYLI MacKay Muni Short Duration ETF	NYLI MacKay Muni Intermediate ETF
Assets
Investments in securities, at value	$28,340,362	$424,932,972	$61,546,932	$1,571,079,226
Cash	—	—	—	6,333
Dividend and interest receivable	328,921	5,261,054	750,706	17,617,483
Due from advisor	4,805	—	—	—
Receivable for investments sold	—	—	623,495	3,364,656
Receivable for capital shares transactions	—	1,197,737	—	—
Total Assets	28,674,088	431,391,763	62,921,133	1,592,067,698

Liabilities
Payable for investments purchased	778,148	4,545,698	742,431	17,000,207
Fund distributions payable	97,515	1,449,276	179,683	4,696,317
Cash due to custodian	4,485	—	—	—
Trustee fees payable	161	2,532	355	8,690
Compliance fees payable	22	80	12	286
Advisory fees payable	—	114,077	13,668	227,464
Accrued expenses and other liabilities	34,460	82,313	31,651	266,904
Total Liabilities	914,791	6,193,976	967,800	22,199,868
Net Assets	$27,759,297	$425,197,787	$61,953,333	$1,569,867,830

Composition of Net Assets
Paid-in capital	$27,526,952	$485,265,930	$61,859,867	$1,585,575,679
Total distributable earnings/(accumulated loss)	232,345	(60,068,143)	93,466	(15,707,849)
Net Assets	$27,759,297	$425,197,787	$61,953,333	$1,569,867,830

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	1,100,000	17,750,000	2,450,000	64,750,000
Net Asset Value Per Share	$25.24	$23.95	$25.29	$24.25
Investments, at cost	$28,222,462	$418,498,189	$61,386,432	$1,552,344,729

Statements of Assets and Liabilities (continued)

April 30, 2026

See notes to financial statements.

	NYLI MacKay California Muni Intermediate ETF	NYLI Winslow Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$83,729,124	$316,298,897	$57,461,677
Receivable for investments sold	2,818,618	8,247,911	—
Receivable for capital shares transactions	2,167,479	—	—
Dividend and interest receivable	882,755	86,813	8,006
Securities lending income receivable	—	232	—
Total Assets	89,597,976	324,633,853	57,469,683

Liabilities
Payable for investments purchased	4,797,404	8,127,945	—
Fund distributions payable	220,780	—	—
Advisory fees payable	3,329	160,948	4,992
Trustee fees payable	694	4,565	896
Compliance fees payable	15	131	11
Accrued expenses and other liabilities	46,703	151,499	36,316
Total Liabilities	5,068,925	8,445,088	42,215
Net Assets	$84,529,051	$316,188,765	$57,427,468

Composition of Net Assets
Paid-in capital	$91,338,930	$360,428,917	$55,968,101
Total distributable earnings/(accumulated loss)	(6,809,879)	(44,240,152)	1,459,367
Net Assets	$84,529,051	$316,188,765	$57,427,468

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	3,900,000	5,870,000	1,100,000
Net Asset Value Per Share	$21.67	$53.87	$52.21
Investments, at cost	$83,160,447	$303,316,428	$51,884,175
(a)Market value of securities on loan	$—	$2,641,689	$—

See notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2026

	NYLI CBRE Real Assets ETF	NYLI MacKay Core Plus Bond ETF	NYLI MacKay High Income ETF	NYLI MacKay Securitized Income ETF
Investment Income
Dividend income*	$208,981	$132,994	$81,387	$65,125
Interest income	—	16,668,355	5,973,132	8,769,103
Securities lending income, net of borrower rebates	552	39,161	31,089	272
Total investment income	209,533	16,840,510	6,085,608	8,834,500

Expenses
Advisory fees (See Note 3)	40,760	1,024,214	333,335	625,532
Audit and Tax fees	32,929	40,633	49,683	35,665
Custodian fees	17,270	76,793	34,945	13,339
Administrative and accounting fees	11,192	78,567	22,898	44,524
Listing fees	9,247	9,247	9,258	9,231
Intraday pricing fees	1,620	1,727	1,725	1,837
Shareholder reporting fees	1,238	6,528	2,153	889
Trustee fees	511	22,897	6,620	12,852
Legal fees	476	25,764	7,800	14,214
Registration fees	95	602	7,393	835
Compliance fees	15	712	187	199
Insurance fees	8	486	99	235
Miscellaneous fees	58	2,695	402	1,177
Total expenses	115,419	1,290,865	476,498	760,529
Waivers (See Note 3)	(74,706)	(353,138)	(143,857)	(246,277)
Net expenses	40,713	937,727	332,641	514,252
Net investment income	168,820	15,902,783	5,752,967	8,320,248

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	101,307	(143,643)	286,824	222,748
Swap transactions	—	—	(47,259)	—
Futures contracts	—	101,858	—	871,414
Foreign currency transactions	(778)	(4,117)	—	—
Net realized gain (loss)	100,529	(45,902)	239,565	1,094,162
Net change in net unrealized appreciation (depreciation) on:
Investment securities	780,966	(1,630,949)	166,993	(1,528,167)
Futures contracts	—	(268,026)	—	(1,009,739)
Foreign currency translations	(108)	5,614	—	—
Net change in net unrealized appreciation (depreciation)	780,858	(1,893,361)	166,993	(2,537,906)
Net realized and unrealized gain (loss)	881,387	(1,939,263)	406,558	(1,443,744)
Net Increase in Net Assets Resulting from Operations	$1,050,207	$13,963,520	$6,159,525	$6,876,504
*Net of foreign taxes withheld of:	$11,552	$—	$—	$—

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2026

	NYLI MacKay Muni Allocation ETF(a)	NYLI MacKay Muni Insured ETF	NYLI MacKay Muni Short Duration ETF(b)	NYLI MacKay Muni Intermediate ETF
Investment Income
Interest income	$441,644	$16,308,002	$1,581,068	$46,285,599
Dividend income	18,488	428,232	47,765	924,925
Total investment income	460,132	16,736,234	1,628,833	47,210,524

Expenses
Advisory fees (See Note 3)	40,384	1,526,473	109,095	4,769,706
Audit and Tax fees	21,070	33,724	21,070	33,724
Administrative and accounting fees	9,260	94,906	21,033	286,114
Custodian fees	5,550	28,665	2,510	105,579
Registration fees	3,801	—	8,368	96,683
Listing fees	3,463	9,247	9,242	13,870
Legal fees	1,012	29,965	3,607	92,098
Trustee fees	748	29,831	3,515	94,182
Intraday pricing fees	561	1,813	1,544	1,813
Shareholder reporting fees	251	9,480	1,851	21,737
Compliance fees	38	904	107	2,862
Insurance fees	9	765	36	1,180
Miscellaneous fees	58	58	58	608
Total expenses	86,205	1,765,831	182,036	5,520,156
Waivers (See Note 3)	(50,869)	(621,098)	(72,947)	(1,943,042)
Net expenses	35,336	1,144,733	109,089	3,577,114
Net investment income	424,796	15,591,501	1,519,744	43,633,410

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	114,443	(4,732,815)	(4,726)	(2,288,210)
Net realized gain (loss)	114,443	(4,732,815)	(4,726)	(2,288,210)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	117,900	12,854,248	160,500	23,963,244
Net change in net unrealized appreciation	117,900	12,854,248	160,500	23,963,244
Net realized and unrealized gain (loss)	232,343	8,121,433	155,774	21,675,034
Net Increase in Net Assets Resulting from Operations	$657,139	$23,712,934	$1,675,518	$65,308,444

(a)Commencement of operations was December 16, 2025.

(b)Commencement of operations was May 6, 2025.

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2026

	NYLI MacKay California Muni Intermediate ETF	NYLI Winslow Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF
Investment Income
Interest income	$1,758,844	$—	$—
Dividend income*	160,925	1,759,704	197,864
Securities lending income, net of borrower rebates	—	4,417	107
Total investment income	1,919,769	1,764,121	197,971

Expenses
Advisory fees (See Note 3)	235,834	3,116,866	294,295
Audit and Tax fees	34,923	35,262	29,712
Administrative and accounting fees	20,443	108,399	19,064
Custodian fees	12,676	10,915	2,383
Listing fees	9,258	9,248	9,248
Registration fees	7,223	78,503	6,266
Trustee fees	3,859	26,017	2,939
Legal fees	2,618	24,419	2,309
Shareholder reporting fees	1,800	13,245	1,849
Intraday pricing fees	1,724	1,727	1,727
Compliance fees	80	985	91
Insurance fees	39	142	4
Miscellaneous fees	58	58	58
Total expenses	330,535	3,425,786	369,945
Waivers (See Note 3)	(147,112)	(1,275,093)	(177,794)
Net expenses	183,423	2,150,693	192,151
Net investment income (loss)	1,736,346	(386,572)	5,820

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	210,923	(62,585,568)	(4,113,919)
In-Kind redemptions	—	77,494,336	1,697,818
Net realized gain (loss)	210,923	14,908,768	(2,416,101)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	432,590	3,969,928	3,353,190
Net change in net unrealized appreciation	432,590	3,969,928	3,353,190
Net realized and unrealized gain (loss)	643,513	18,878,696	937,089
Net Increase in Net Assets Resulting from Operations	$2,379,859	$18,492,124	$942,909

*Net of foreign taxes withheld of:	$—	$7,397	$589

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI CBRE Real Assets ETF		NYLI MacKay Core Plus Bond ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2026	2025	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$168,820	$159,151	$15,902,783	$13,220,847
Net realized gain (loss)	100,529	(1,205)	(45,902)	(1,977,709)
Net change in net unrealized appreciation (depreciation)	780,858	530,258	(1,893,361)	5,290,829
Net increase in net assets resulting from operations	1,050,207	688,204	13,963,520	16,533,967

Distributions to Shareholders	(182,218)	(168,574)	(16,153,019)	(14,265,396)

Capital Share Transactions
Proceeds from shares created	685,937	—	28,658,963	154,478,215
Cost of shares redeemed	—	—	—	(89,292,175)
Net increase from capital share transactions	685,937	—	28,658,963	65,186,040
Total increase in net assets	1,553,926	519,630	26,469,464	67,454,611

Net Assets
Beginning of year	5,356,714	4,837,084	281,059,244	213,604,633
End of year	$6,910,640	$5,356,714	$307,528,708	$281,059,244

Changes in Shares Outstanding
Shares outstanding, beginning of year	200,000	200,000	13,350,000	10,450,000
Shares created	25,000	—	1,350,000	7,150,000
Shares redeemed	—	—	—	(4,250,000)
Shares outstanding, end of year	225,000	200,000	14,700,000	13,350,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay High Income ETF		NYLI MacKay Securitized Income ETF
	For the Year Ended April 30,		For the Year Ended April 30, 2026	For the Period May 31, 2024* to April 30, 2025
	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,752,967	$4,586,783	$8,320,248	$7,133,050
Net realized gain	239,565	857,381	1,094,162	213,485
Net change in net unrealized appreciation (depreciation)	166,993	(278,626)	(2,537,906)	2,265,722
Net increase in net assets resulting from operations	6,159,525	5,165,538	6,876,504	9,612,257

Distributions to Shareholders	(6,524,319)	(5,970,428)	(9,871,767)	(7,306,512)

Capital Share Transactions
Proceeds from shares created	60,704,659	721,095	19,404,503	165,660,507 (a)
Cost of shares redeemed	(7,173,980)	(23,517,410)	(5,807,576)	(18,189,832)
Net increase (decrease) from capital share transactions	53,530,679	(22,796,315)	13,596,927	147,470,675
Total increase (decrease) in net assets	53,165,885	(23,601,205)	10,601,664	149,776,420

Net Assets
Beginning of period	59,617,145	83,218,350	149,776,420	—
End of period	$112,783,030	$59,617,145	$160,378,084	$149,776,420

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,325,000	3,200,000	5,763,087	—
Shares created	2,300,000	25,000	750,000	6,463,087
Shares redeemed	(275,000)	(900,000)	(225,000)	(700,000)
Shares outstanding, end of period	4,350,000	2,325,000	6,288,087	5,763,087

*Commencement of operations.

(a)Subscriptions include proceeds from shares issued in connection with an in-kind contribution (See Note 1).

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Muni Allocation ETF	NYLI MacKay Muni Insured ETF
	For the Period December 16, 2025* to April 30, 2026	For the Year Ended April 30,
		2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$424,796	$15,591,501	$18,462,939
Net realized gain (loss)	114,443	(4,732,815)	(511,607)
Net change in net unrealized appreciation (depreciation)	117,900	12,854,248	(9,410,193)
Net increase in net assets resulting from operations	657,139	23,712,934	8,541,139

Distributions to Shareholders	(424,794)	(15,647,270)	(20,271,633)

Capital Share Transactions
Proceeds from shares created	31,316,592	170,817,289	87,789,421
Cost of shares redeemed	(3,789,640)	(210,497,793)	(77,716,527)
Net increase (decrease) from capital share transactions	27,526,952	(39,680,504)	10,072,894
Total increase (decrease) in net assets	27,759,297	(31,614,840)	(1,657,600)

Net Assets
Beginning of period	—	456,812,627	458,470,227
End of period	$27,759,297	$425,197,787	$456,812,627

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	19,600,000	19,200,000
Shares created	1,250,000	7,200,000	3,650,000
Shares redeemed	(150,000)	(9,050,000)	(3,250,000)
Shares outstanding, end of period	1,100,000	17,750,000	19,600,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Muni Short Duration ETF	NYLI MacKay Muni Intermediate ETF
	For the Period May 6, 2025* to April 30, 2026	For the Year Ended April 30,
		2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,519,744	$43,633,410	$26,531,100
Net realized loss	(4,726)	(2,288,210)	(6,609,465)
Net change in net unrealized appreciation (depreciation)	160,500	23,963,244	(4,464,498)
Net increase in net assets resulting from operations	1,675,518	65,308,444	15,457,137

Distributions to Shareholders	(1,582,052)	(43,785,866)	(29,352,873)

Capital Share Transactions
Proceeds from shares created	62,486,296	762,824,628	230,508,839
Cost of shares redeemed	(626,429)	(44,184,747)	(38,172,247)
Net increase from capital share transactions	61,859,867	718,639,881	192,336,592
Total increase in net assets	61,953,333	740,162,459	178,440,856

Net Assets
Beginning of period	—	829,705,371	651,264,515
End of period	$61,953,333	$1,569,867,830	$829,705,371

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	35,000,000	27,050,000
Shares created	2,475,000	31,600,000	9,550,000
Shares redeemed	(25,000)	(1,850,000)	(1,600,000)
Shares outstanding, end of period	2,450,000	64,750,000	35,000,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay California Muni Intermediate ETF		NYLI Winslow Large Cap Growth ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2026	2025	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,736,346	$900,962	$(386,572)	$(87,623)
Net realized gain (loss)	210,923	(29,277)	14,908,768	(545,683)
Net change in net unrealized appreciation (depreciation)	432,590	(319,318)	3,969,928	1,867,706
Net increase in net assets resulting from operations	2,379,859	552,367	18,492,124	1,234,400

Distributions to Shareholders	(1,777,356)	(986,798)	(16,253)	(1,256,088)

Capital Share Transactions
Proceeds from shares created	57,566,508	3,235,678	711,804,155	92,098,779
Cost of shares redeemed	—	(2,144,496)	(517,806,429)	(15,480,719)
Net increase from capital share transactions	57,566,508	1,091,182	193,997,726	76,618,060
Total increase in net assets	58,169,011	656,751	212,473,597	76,596,372

Net Assets
Beginning of year	26,360,040	25,703,289	103,715,168	27,118,796
End of year	$84,529,051	$26,360,040	$316,188,765	$103,715,168

Changes in Shares Outstanding
Shares outstanding, beginning of year	1,250,000	1,200,000	2,360,000	690,000
Shares created	2,650,000	150,000	13,270,000	2,030,000
Shares redeemed	—	(100,000)	(9,760,000)	(360,000)
Shares outstanding, end of year	3,900,000	1,250,000	5,870,000	2,360,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Winslow Focused Large Cap Growth ETF
	For the Year Ended April 30,
	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,820	$(18,367)
Net realized gain (loss)	(2,416,101)	1,544,653
Net change in net unrealized appreciation (depreciation)	3,353,190	(227,263)
Net increase in net assets resulting from operations	942,909	1,299,023

Distributions to Shareholders	—	(560,113)

Capital Share Transactions
Proceeds from shares created	51,524,617	5,962,407
Cost of shares redeemed	(5,604,465)	(4,939,927)
Net increase from capital share transactions	45,920,152	1,022,480
Total increase in net assets	46,863,061	1,761,390

Net Assets
Beginning of year	10,564,407	8,803,017
End of year	$57,427,468	$10,564,407

Changes in Shares Outstanding
Shares outstanding, beginning of year	240,000	220,000
Shares created	970,000	130,000
Shares redeemed	(110,000)	(110,000)
Shares outstanding, end of year	1,100,000	240,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI CBRE Real Assets ETF
	For the Year Ended April 30,		For the Period May 10, 2023(a) to April 30, 2024
	2026	2025
Net asset value, beginning of period	$26.78	$24.19	$24.90

Income from Investment Operations
Net investment income(b)	0.76	0.80	0.80
Net realized and unrealized gain (loss)	4.00	2.63	(0.83)
Net increase (decrease) in net assets resulting from investment operations	4.76	3.43	(0.03)

Distributions from:
Net investment income	(0.83)	(0.84)	(0.68)
Net asset value, end of period	$30.71	$26.78	$24.19
Market price, end of period	$30.85	$26.79	$24.18

Total Return
Total investment return based on net asset value(c)	18.16%	14.42%	(0.16)%
Total investment return based on market price (d)	18.65%	14.45%	(0.18	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,911	$5,357	$4,837
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.65%	0.65%	0.65	%(f)
Expenses excluding waivers/reimbursements	1.84%	1.92%	2.03	%(f)
Net investment income	2.69%	3.04%	3.43	%(f)
Portfolio turnover rate(g)	108%	92%	68%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF
	For the Year Ended April 30,				For the Period June 29, 2021(a) to April 30, 2022
	2026	2025	2024	2023
Net asset value, beginning of period	$21.05	$20.44	$21.28	$22.35	$25.00

Income from Investment Operations
Net investment income(b)	1.15	1.12	1.07	0.86	0.40
Net realized and unrealized gain (loss)	(0.12)	0.72	(0.85)	(1.16)	(2.70)
Net increase (decrease) in net assets resulting from investment operations	1.03	1.84	0.22	(0.30)	(2.30)

Distributions from:
Net investment income	(1.16)	(1.23)	(1.06)	(0.77)	(0.32)
Net realized gain	—	—	—	—	(0.03)
Total distributions from net investment income and realized gains	(1.16)	(1.23)	(1.06)	(0.77)	(0.35)
Net asset value, end of period	$20.92	$21.05	$20.44	$21.28	$22.35
Market price, end of period	$20.96	$21.02	$20.48	$21.24	$22.38

Total Return
Total investment return based on net asset value(c)	4.98%	9.16%	1.14%	(1.31)%	(9.31)%
Total investment return based on market price(d)	5.34%	8.79%	1.49%	(1.59)%	(9.21	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$307,529	$281,059	$213,605	$242,543	$148,625
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.32%	0.39%	0.39%	0.39%	0.39	%(f)
Expenses excluding waivers/reimbursements	0.44%	0.50%	0.49%	0.50%	0.64	%(f)
Net investment income	5.43%	5.31%	5.18%	4.06%	2.00	%(f)
Portfolio turnover rate(g)	106%	231%	121%	212%	333%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay High Income ETF
	For the Year Ended April 30,				For the Period October 25, 2022(a) to April 30, 2023
	2026	2025	2024
Net asset value, beginning of period	$25.64	$26.01	$25.98		$25.00

Income from Investment Operations
Net investment income(b)	1.81	1.90	2.01		0.99
Net realized and unrealized gain (loss)	0.47	0.18	(0.11	)(c)	0.77
Net increase (decrease) in net assets resulting from investment operations	2.28	2.08	1.90		1.76

Distributions from:
Net investment income	(1.79)	(2.10)	(1.85)		(0.78)
Net realized gain	(0.20)	(0.35)	(0.02)		—
Total distributions from net investment income and realized gains	(1.99)	(2.45)	(1.87)		(0.78)
Net asset value, end of period	$25.93	$25.64	$26.01		$25.98
Market price, end of period	$25.91	$25.64	$26.05		$26.03

Total Return
Total investment return based on net asset value(d)	9.09%	8.22%	7.55%		7.12%
Total investment return based on market price(e)	9.01%	8.02%	7.53%		7.29	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,783	$59,617	$83,218		$25,985
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.40%	0.40%	0.40%		0.40	%(g)
Expenses excluding waivers/reimbursements	0.57%	0.60%	0.57%		0.81	%(g)
Net investment income	6.90%	7.20%	7.83%		7.48	%(g)
Portfolio turnover rate(h)	55%	61%	59%		30%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflect the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Securitized Income ETF
	For the Year Ended April 30, 2026	For the Period May 31, 2024(a) to April 30, 2025
Net asset value, beginning of period	$25.99	$25.07

Income from Investment Operations
Net investment income(b)	1.38	1.33
Net realized and unrealized gain (loss)	(0.22)	0.89
Net increase (decrease) in net assets resulting from investment operations	1.16	2.22

Distributions from:
Net investment income	(1.42)	(1.25)
Net realized gain	(0.22)	(0.05)
Total distributions from net investment income and realized gains	(1.64)	(1.30)
Net asset value, end of period	$25.51	$25.99
Market price, end of period	$25.56	$25.98

Total Return
Total investment return based on net asset value(c)	4.51%	9.00%
Total investment return based on market price (d)	4.77%	8.97	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$160,378	$149,776
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.33%	0.40	%(f)
Expenses excluding waivers/reimbursements	0.49%	0.53	%(f)
Net investment income	5.32%	5.62	%(f)
Portfolio turnover rate(g)	70%	150%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Allocation ETF
	For the Period December 16, 2025(a) to April 30, 2026
Net asset value, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)	0.40
Net realized and unrealized gain (loss)	0.24
Net increase (decrease) in net assets resulting from investment operations	0.64

Distributions from:
Net investment income	(0.40)
Net asset value, end of period	$25.24
Market price, end of period	$25.28

Total Return
Total investment return based on net asset value(c)	2.55%
Total investment return based on market price(d)	2.73	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,759
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.35	%(f)
Expenses excluding waivers/reimbursements	0.85	%(f)
Net investment income	4.21	%(f)
Portfolio turnover rate(g)	40%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The price used to calculate market price returns is the Fund's official closing price. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Insured ETF
	For the Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$23.31	$23.88	$24.29	$24.66	$27.51

Income from Investment Operations
Net investment income(a)	0.97	0.92	0.90	0.74	0.36
Net realized and unrealized gain (loss)	0.66	(0.48)	(0.38)	(0.32)	(2.71)
Net increase (decrease) in net assets resulting from investment operations	1.63	0.44	0.52	0.42	(2.35)

Distributions from:
Net investment income	(0.99)	(1.01)	(0.93)	(0.79)	(0.49)
Net realized gain	—	—	—	—	(0.01)
Total distributions from net investment income and realized gains	(0.99)	(1.01)	(0.93)	(0.79)	(0.50)
Net asset value, end of year	$23.95	$23.31	$23.88	$24.29	$24.66
Market price, end of year	$23.98	$23.35	$23.88	$24.33	$24.65

Total Return
Total investment return based on net asset value(b)	7.16%	1.79%	2.21%	1.74%	(8.70)%
Total investment return based on market price(c)	7.07%	1.97%	2.03%	2.00%	(8.85)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$425,198	$456,813	$458,470	$363,076	$365,028
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses excluding waivers/reimbursements	0.46%	0.47%	0.47%	0.50%	0.49%
Net investment income	4.09%	3.82%	3.77%	3.08%	1.31%
Portfolio turnover rate(d)	59%	25%	45%	136%	80%

(a)Based on average shares outstanding.

(b)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(c)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange.

(d)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Short Duration ETF
	For the Period May 6, 2025(a) to April 30, 2026
Net asset value, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)	0.87
Net realized and unrealized gain (loss)	0.30
Net increase (decrease) in net assets resulting from investment operations	1.17

Distributions from:
Net investment income	(0.86)
Net realized gain	(0.02)
Total distributions from net investment income and realized gains	(0.88)
Net asset value, end of period	$25.29
Market price, end of period	$25.32

Total Return
Total investment return based on net asset value(c)	4.72%
Total investment return based on market price(d)	4.86	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,953
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.25	%(f)
Expenses excluding waivers/reimbursements	0.42	%(f)
Net investment income	3.48	%(f)
Portfolio turnover rate(g)	158%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF
	For the Year Ended April 30,
	2026	2025	2024	2023		2022
Net asset value, beginning of year	$23.71	$24.08	$24.45	$24.47		$26.82

Income from Investment Operations
Net investment income(a)	0.88	0.87	0.81	0.63		0.28
Net realized and unrealized gain (loss)	0.52	(0.28)	(0.30)	0.00	(b)(c)	(2.16)
Net increase (decrease) in net assets resulting from investment operations	1.40	0.59	0.51	0.63		(1.88)

Distributions from:
Net investment income	(0.86)	(0.96)	(0.88)	(0.65)		(0.39)
Net realized gain	—	—	—	—		(0.08)
Total distributions from net investment income and realized gains	(0.86)	(0.96)	(0.88)	(0.65)		(0.47)
Net asset value, end of year	$24.25	$23.71	$24.08	$24.45		$24.47
Market price, end of year	$24.27	$23.75	$24.08	$24.49		$24.47

Total Return
Total investment return based on net asset value(d)	5.99%	2.45%	2.09%	2.66%		(7.13)%
Total investment return based on market price(e)	5.90%	2.62%	1.96%	2.80%		(7.19)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,569,868	$829,705	$651,265	$414,502		$229,984
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30%	0.30%	0.30%	0.30%		0.30%
Expenses excluding waivers/reimbursements	0.46%	0.48%	0.47%	0.50%		0.51%
Net investment income	3.66%	3.59%	3.38%	2.59%		1.05%
Portfolio turnover rate(f)	32%	42%	26%	64%		74%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay California Muni Intermediate ETF
	For the Year Ended April 30,				For the Period December 21, 2021(a) to April 30, 2022
	2026	2025	2024	2023
Net asset value, beginning of period	$21.09	$21.42	$21.63	$21.78	$25.00

Income from Investment Operations
Net investment income(b)	0.72	0.77	0.72	0.62	0.13
Net realized and unrealized gain (loss)	0.58	(0.27)	(0.14)	(0.12)	(3.18)
Net increase (decrease) in net assets resulting from investment operations	1.30	0.50	0.58	0.50	(3.05)

Distributions from:
Net investment income	(0.72)	(0.83)	(0.79)	(0.65)	(0.17)
Net asset value, end of period	$21.67	$21.09	$21.42	$21.63	$21.78
Market price, end of period	$21.70	$21.14	$21.43	$21.65	$21.80

Total Return
Total investment return based on net asset value(c)	6.26%	2.35%	2.73%	2.28%	(12.25)%
Total investment return based on market price(d)	6.11%	2.55%	2.72%	2.33%	(12.17	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,529	$26,360	$25,703	$50,823	$43,566
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.35%	0.35%	0.35%	0.35%	0.35	%(f)
Expenses excluding waivers/reimbursements	0.63%	0.69%	0.83%	0.69%	0.73	%(f)
Net investment income	3.31%	3.57%	3.34%	2.86%	1.54	%(f)
Portfolio turnover rate(g)	81%	89%	73%	98%	86%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Large Cap Growth ETF
	For the Year Ended April 30,					For the Period June 23, 2022(a) to April 30, 2023
	2026		2025	2024
Net asset value, beginning of period	$43.95		$39.30	$28.70		$25.00

Income from Investment Operations
Net investment income (loss)(b)	(0.05)		(0.05)	(0.03)		0.02
Net realized and unrealized gain (loss)	9.97		5.33	10.63		3.69
Net increase (decrease) in net assets resulting from investment operations	9.92		5.28	10.60		3.71

Distributions from:
Net investment income	(0.00	)(c)	—	(0.00	)(c)	(0.01)
Net realized gain	—		(0.63)	—		—
Total distributions from net investment income and realized gains	(0.00	)(c)	(0.63)	(0.00	)(c)	(0.01)
Net asset value, end of period	$53.87		$43.95	$39.30		$28.70
Market price, end of period	$53.87		$43.87	$39.32		$28.70

Total Return
Total investment return based on net asset value(d)	22.58%		13.29%	36.94%		14.89%
Total investment return based on market price(e)	22.80%		13.04%	37.02%		14.85	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$316,189		$103,715	$27,119		$18,652
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.51%		0.60%	0.60%		0.60	%(g)
Expenses excluding waivers/reimbursements	0.82%		0.85%	1.13%		1.32	%(g)
Net investment income (loss)	(0.09)%		(0.12)%	(0.08)%		0.09	%(g)
Portfolio turnover rate(h)	139%		92%	70%		77%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflect the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Focused Large Cap Growth ETF
	For the Year Ended April 30,			For the Period June 23, 2022(a) to April 30, 2023
	2026	2025	2024
Net asset value, beginning of period	$44.02	$40.01	$29.44	$24.93

Income from Investment Operations
Net investment income (loss)(b)	0.01	(0.08)	0.02	0.02
Net realized and unrealized gain (loss)	8.18	6.64	10.91	4.50
Net increase (decrease) in net assets resulting from investment operations	8.19	6.56	10.93	4.52

Distributions from:
Net investment income	—	(0.01)	(0.02)	(0.01)
Net realized gain	—	(2.54)	(0.34)	—
Total distributions from net investment income and realized gains	—	(2.55)	(0.36)	(0.01)
Net asset value, end of period	$52.21	$44.02	$40.01	$29.44
Market price, end of period	$52.23	$43.93	$40.02	$29.43

Total Return
Total investment return based on net asset value(c)	18.60%	15.92%	37.31%	18.12%
Total investment return based on market price (d)	18.89%	15.66%	37.36%	18.11	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,427	$10,564	$8,803	$6,182
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.49%	0.65%	0.65%	0.65	%(f)
Expenses excluding waivers/reimbursements	0.94%	1.20%	1.45%	1.98	%(f)
Net investment income (loss)	0.01%	(0.18)%	0.05%	0.09	%(f)
Portfolio turnover rate(g)	54%	50%	65%	29%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. Certain expenses are not annualized and reflect the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

April 30, 2026

1. ORGANIZATION

New York Life Investments Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI CBRE Real Assets ETF	Diversified	May 10, 2023
NYLI MacKay Core Plus Bond ETF	Diversified	June 29, 2021
NYLI MacKay High Income ETF	Diversified	October 25, 2022
NYLI MacKay Securitized Income ETF*	Diversified	May 31, 2024
NYLI MacKay Muni Allocation ETF	Diversified	December 16, 2025
NYLI MacKay Muni Insured ETF	Diversified	October 18, 2017
NYLI MacKay Muni Short Duration ETF	Diversified	May 6, 2025
NYLI MacKay Muni Intermediate ETF	Diversified	October 18, 2017
NYLI MacKay California Muni Intermediate ETF	Diversified	December 21, 2021
NYLI Winslow Large Cap Growth ETF	Non-diversified	June 23, 2022
NYLI Winslow Focused Large Cap Growth ETF	Non-diversified	June 23, 2022

*NYLI MacKay Securitized Income ETF commenced operations on May 31, 2024, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Fund has adopted the performance history of the Predecessor Account. Pursuant to the conversion, the Predecessor Account transferred substantially all of its assets to the Fund. MacKay Shields LLC, the Fund’s Subadvisor, managed the Predecessor Account. The Predecessor Account commenced operations on October 1, 2019. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

CBRE Investment Management Listed Real Assets LLC is the sub-advisor to NYLI CBRE Real Assets ETF, MacKay Shields LLC is the sub-advisor to NYLI MacKay Core Plus Bond ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI MacKay Muni Allocation ETF, NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Short Duration ETF, NYLI MacKay Muni Intermediate ETF, and NYLI MacKay California Muni Intermediate ETF, and Winslow Capital Management, LLC is the sub-advisor for NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”).

The investment objective of each Fund is:

Fund	Investment Objective
NYLI CBRE Real Assets ETF	Seeks total return through capital growth and current income.
NYLI MacKay Core Plus Bond ETF	Seeks total return.
NYLI MacKay High Income ETF	Seeks to maximize current income.
NYLI MacKay Securitized Income ETF	Seeks total return with an emphasis on current income.
NYLI MacKay Muni Allocation ETF	Seeks current income exempt from regular Federal income tax.
NYLI MacKay Muni Insured ETF	Seeks current income exempt from federal income tax.
NYLI MacKay Muni Short Duration ETF	Seeks to provide current income exempt from regular federal income tax.
NYLI MacKay Muni Intermediate ETF	Seeks current income exempt from federal income tax.
NYLI MacKay California Muni Intermediate ETF	Seeks current income exempt from federal and California income taxes.
NYLI Winslow Large Cap Growth ETF	Seeks long-term growth of capital.
NYLI Winslow Focused Large Cap Growth ETF	Seeks long-term growth of capital.

Notes to Financial Statements (continued)

April 30, 2026

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listed exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

Notes to Financial Statements (continued)

April 30, 2026

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times. Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee, pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

The NYLI CBRE Real Assets ETF sweeps uninvested cash balances into the BlackRock Liquidity FedFund. The BlackRock Liquidity FedFund seeks current income as is consistent with liquidity and stability of principal. The NYLI MacKay Core Plus Bond ETF and NYLI MacKay High Income ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The NYLI MacKay Securitized Income ETF sweeps uninvested cash balances into the Dreyfus Treasury Obligations Cash Management Fund. The Dreyfus Treasury Obligations Cash Management Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by the U.S by the U.S. government. The NYLI MacKay Muni Allocation ETF, NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Short Duration ETF, NYLI MacKay Muni Intermediate ETF and NYLI MacKay California Muni Intermediate ETF sweeps uninvested cash balances into the Dreyfus Government Cash Management Fund, Institutional Shares. The Dreyfus Government Cash Management Fund, Institutional Shares seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class (“Dreyfus Institutional Preferred”). The Dreyfus Institutional Preferred seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal conditions, the Funds invest cash collateral from securities lending activities into Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Notes to Financial Statements (continued)

April 30, 2026

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodologies used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2026, is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Notes to Financial Statements (continued)

April 30, 2026

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invest. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2026, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

For the year ended April 30, 2026, the Fund's aggregate income taxes paid were determined to be insignificant. Accordingly, no additional disclosures under ASU 2023-09 are required.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance

Notes to Financial Statements (continued)

April 30, 2026

with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly, except for the NYLI CBRE Real Assets ETF, NYLI Winslow Large Cap Growth ETF, and NYLI Winslow Focused Large Cap Growth ETF, which are distributed annually and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Loan Assignments, Participations and Commitments

Certain Funds may invest in loan assignments and participations (“loans”). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (“SOFR”) or an alternative reference rate.

The loans in which the Funds may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Funds purchase an assignment from a lender, the Funds will generally have direct contractual rights against the borrower in favor of the lender. If the Funds purchase a participation interest either from a lender or a participant, the Funds typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Funds are subject to the credit risk of the lender or participant who sold the participation interest to the Funds, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Notes to Financial Statements (continued)

April 30, 2026

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the securities lending agent for NYLI CBRE Real Assets ETF, NYLI MacKay Core Plus Bond ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI MacKay Muni Allocation ETF, NYLI Winslow Large Cap Growth ETF, and the NYLI Winslow Focused Large Cap Growth ETF. These Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is each Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Fund’s securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of April 30, 2026, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI CBRE Real Assets ETF	$95,552	$—	$—	$276,940	$372,492
NYLI MacKay Core Plus Bond ETF	2,712,208	—	5,684	12,215,732	14,933,624
NYLI MacKay High Income ETF	3,521,811	—	13,749	1,202,920	4,738,480
NYLI MacKay Securitized Income ETF	790,500	—	—	506,784	1,297,284
NYLI Winslow Large Cap Growth ETF	—	—	17,921	2,719,248	2,737,169

The collateral amount presented is in excess of the securities on loan.

Segment Reporting

Members of NYLIM's Disclosure Committee act as the Trust's chief operating decision maker (the “CODM”) assessing performance and making decisions about resource allocation. The CODM is comprised of the Trust's Treasurer, a representative from NYLIM's Office of the General Counsel, and a representative from NYLIM Compliance. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset

Notes to Financial Statements (continued)

April 30, 2026

allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund's Schedule of Investments, Statement of Changes in Net Assets, and Financial Highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable), subject to the supervision of the Board. The Advisor is responsible for the Sub-Advisors and their management of the investment portfolios of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI CBRE Real Assets ETF	0.65%
NYLI MacKay Core Plus Bond ETF	0.35%
NYLI MacKay High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Allocation ETF	0.40%
NYLI MacKay Muni Insured ETF	0.40%
NYLI MacKay Muni Short Duration ETF	0.25%
NYLI MacKay Muni Intermediate ETF	0.40%
NYLI MacKay California Muni Intermediate ETF	0.45%
NYLI Winslow Large Cap Growth ETF*	0.75%
NYLI Winslow Focused Large Cap Growth ETF*	0.75%

*The advisory fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion. During the year ended April 30, 2026, the effective advisory fee rate was 0.75% of the Funds average daily net assets, exclusive of any applicable waivers/reimbursements.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of each Fund in an amount that limits each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized

Notes to Financial Statements (continued)

April 30, 2026

in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI CBRE Real Assets ETF	0.65%
NYLI MacKay Core Plus Bond ETF	0.35%
NYLI MacKay High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Allocation ETF	0.35%
NYLI MacKay Muni Insured ETF	0.30%
NYLI MacKay Muni Short Duration ETF	0.25%
NYLI MacKay Muni Intermediate ETF	0.30%
NYLI MacKay California Muni Intermediate ETF	0.35%
NYLI Winslow Large Cap Growth ETF	0.60%
NYLI Winslow Focused Large Cap Growth ETF	0.65%

The Expense Limitation agreement will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

Effective October 1, 2025, the Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds by an additional amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of a Fund as set forth in the table below until August 28, 2026.

Fund Name	Total Annual Fund Operating Expenses After Expense Waiver/ Reimbursement
NYLI MacKay Core Plus Bond ETF	0.30%
NYLI MacKay Securitized Income ETF	0.28%
NYLI Winslow Large Cap Growth ETF	0.50%
NYLI Winslow Focused Large Cap Growth ETF	0.46%

As of April 30, 2026, the Advisor reimbursed the following Fund expenses:

Fund	Waived/ Reimbursed Expenses
NYLI CBRE Real Assets ETF	$74,706
NYLI MacKay Core Plus Bond ETF	353,138
NYLI MacKay High Income ETF	143,857
NYLI MacKay Securitized Income ETF	246,277
NYLI MacKay Muni Allocation ETF	50,869
NYLI MacKay Muni Insured ETF	621,098
NYLI MacKay Muni Short Duration ETF	72,947
NYLI MacKay Muni Intermediate ETF	1,943,042
NYLI MacKay California Muni Intermediate ETF	147,112
NYLI Winslow Large Cap Growth ETF	1,275,093
NYLI Winslow Focused Large Cap Growth ETF	177,794

Notes to Financial Statements (continued)

April 30, 2026

Investment Sub-Advisory Agreements

The Sub-Advisors are registered investment advisors and are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

April 30, 2026

5. FEDERAL INCOME TAX

At April 30, 2026, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
NYLI CBRE Real Assets ETF	$5,791,175	$1,252,499	$(36,141)	$1,216,358
NYLI MacKay Core Plus Bond ETF	309,036,233	3,986,848	(5,980,560)	(1,993,712)
NYLI MacKay High Income ETF	117,281,243	2,073,105	(1,575,598)	497,507
NYLI MacKay Securitized Income ETF	161,428,126	2,247,397	(2,413,802)	(166,405)
NYLI MacKay Muni Allocation ETF	28,222,462	183,884	(65,984)	117,900
NYLI MacKay Muni Insured ETF	418,548,644	7,850,678	(1,466,350)	6,384,328
NYLI MacKay Muni Short Duration ETF	61,392,805	311,645	(157,518)	154,127
NYLI MacKay Muni Intermediate ETF	1,552,450,251	22,109,610	(3,480,635)	18,628,975
NYLI MacKay California Muni Intermediate ETF	83,195,478	920,348	(386,702)	533,646
NYLI Winslow Large Cap Growth ETF	308,738,420	26,100,136	(18,539,659)	7,560,477
NYLI Winslow Focused Large Cap Growth ETF	52,053,691	8,509,254	(3,101,268)	5,407,986

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments, book/tax amortization differences, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2026.

At April 30, 2026, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Tax-Exempt Income (Loss)[2]	Net Capital Gain (Losses)[3]	Net Unrealized Appreciation/ Depreciation	Total Earnings (Losses)
NYLI CBRE Real Assets ETF	$3,880	$—	$24,191	$1,216,524	$1,244,595
NYLI MacKay Core Plus Bond ETF	1,562	—	(18,707,872)	(1,992,335)	(20,698,645)
NYLI MacKay High Income ETF	(104,226)	—	—	497,507	393,281
NYLI MacKay Securitized Income ETF	89,808	—	(698,845)	(166,405)	(775,442)
NYLI MacKay Muni Allocation ETF	54,259	60,186	—	117,900	232,345
NYLI MacKay Muni Insured ETF	(1,181,064)	—	(65,271,407)	6,384,328	(60,068,143)
NYLI MacKay Muni Short Duration ETF	—	(52,857)	(7,804)	154,127	93,466
NYLI MacKay Muni Intermediate ETF	(4,000,857)	1,423,098	(31,759,065)	18,628,975	(15,707,849)
NYLI MacKay California Muni Intermediate ETF	(160,577)	154,890	(7,337,838)	533,646	(6,809,879)
NYLI Winslow Large Cap Growth ETF	(183,350)	—	(51,617,279)	7,560,477	(44,240,152)
NYLI Winslow Focused Large Cap Growth ETF	—	—	(3,948,619)	5,407,986	1,459,367

1Includes late year ordinary loss and Fund distributions payable, if any.

2Includes Fund distributions, if any.

3Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, book/tax amortization differences, and late year losses.

Notes to Financial Statements (continued)

April 30, 2026

At April 30, 2026, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
NYLI CBRE Real Assets ETF	$—	$—
NYLI MacKay Core Plus Bond ETF	—	—
NYLI MacKay High Income ETF	—	—
NYLI MacKay Securitized Income ETF	—	—
NYLI MacKay Muni Allocation ETF	—	—
NYLI MacKay Muni Insured ETF	—	—
NYLI MacKay Muni Short Duration ETF	—	—
NYLI MacKay Muni Intermediate ETF	—	—
NYLI MacKay California Muni Intermediate ETF	—	—
NYLI Winslow Large Cap Growth ETF	(67,022,633)	67,022,633
NYLI Winslow Focused Large Cap Growth ETF	(1,695,882)	1,695,882

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of redemptions in-kind, net operating losses, taxable-overdistributions and capital share redemptions utilized as distributions for tax purposes.

The tax character of distributions paid during the years ended April 30, 2026 and 2025 were as follows:

	2026				2025
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
NYLI CBRE Real Assets ETF	$182,218	$—	$—	$—	$168,574	$—	$—	$—
NYLI MacKay Core Plus Bond ETF	16,153,019	—	—	—	14,265,396	—	—	—
NYLI MacKay High Income ETF	5,892,062	—	632,257	—	5,716,306	—	254,122	—
NYLI MacKay Securitized Income ETF	9,187,266	—	684,501	—	7,202,664	—	103,848	—
NYLI MacKay Muni Allocation ETF	11,682	413,112	—	—	—	—	—	—
NYLI MacKay Muni Insured ETF	876,566	14,770,704	—	—	505,736	19,765,897	—	—
NYLI MacKay Muni Short Duration ETF	100,433	1,481,619	—	—	—	—	—	—
NYLI MacKay Muni Intermediate ETF	977,123	42,808,743	—	—	1,248,846	28,104,027	—	—
NYLI MacKay California Muni Intermediate ETF	179,377	1,597,979	—	—	41,787	945,011	—	—
NYLI Winslow Large Cap Growth ETF	16,253	—	—	—	432,785	—	823,303	—
NYLI Winslow Focused Large Cap Growth ETF	—	—	—	—	203,089	—	357,024	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2026, the Funds incurred and elected to defer to May 1, 2026 Post-October Losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI CBRE Real Assets ETF	$—	$—	$—
NYLI MacKay Core Plus Bond ETF	—	—	—
NYLI MacKay High Income ETF	—	—	—
NYLI MacKay Securitized Income ETF	—	212,106	486,739
NYLI MacKay Muni Allocation ETF	—	—	—
NYLI MacKay Muni Insured ETF	—	—	—

Notes to Financial Statements (continued)

April 30, 2026

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI MacKay Muni Short Duration ETF	$—	$—	$—
NYLI MacKay Muni Intermediate ETF	—	—	—
NYLI MacKay California Muni Intermediate ETF	—	—	—
NYLI Winslow Large Cap Growth ETF	183,350	—	—
NYLI Winslow Focused Large Cap Growth ETF	—	—	—

At April 30, 2026, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI CBRE Real Assets ETF	$60,827	$—	$—
NYLI MacKay Core Plus Bond ETF	—	(10,534,312)	(8,173,560)
NYLI MacKay High Income ETF	—	—	—
NYLI MacKay Securitized Income ETF	—	—	—
NYLI MacKay Muni Allocation ETF	—	—	—
NYLI MacKay Muni Insured ETF	—	(31,061,055)	(34,210,352)
NYLI MacKay Muni Short Duration ETF	—	(7,804)	—
NYLI MacKay Muni Intermediate ETF	—	(14,285,174)	(17,473,891)
NYLI MacKay California Muni Intermediate ETF	—	(7,197,047)	(140,791)
NYLI Winslow Large Cap Growth ETF	—	(51,334,685)	(282,594)
NYLI Winslow Focused Large Cap Growth ETF	—	(3,948,619)	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of April 30, 2026, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of April 30, 2026, NYLIM or funds, or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% Ownership
NYLI CBRE Real Assets ETF	84.44%
NYLI MacKay Core Plus Bond ETF	86.38%
NYLI MacKay High Income ETF	97.21%
NYLI MacKay Securitized Income ETF	90.93%
NYLI MacKay Muni Allocation ETF	90.45%
NYLI MacKay Muni Short Duration ETF	80.72%
NYLI MacKay California Muni Intermediate ETF	41.96%
NYLI Winslow Large Cap Growth ETF	30.49%
NYLI Winslow Focused Large Cap Growth ETF	78.14%

Notes to Financial Statements (continued)

April 30, 2026

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2026 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI CBRE Real Assets ETF	$6,757,316	$6,773,532	$654,150	$—
NYLI MacKay Core Plus Bond ETF	327,335,449	304,095,910	—	—
NYLI MacKay High Income ETF	102,261,371	45,298,578	—	—
NYLI MacKay Securitized Income ETF	118,735,462	107,933,569	—	—
NYLI MacKay Muni Allocation ETF	37,698,931	10,654,898	—	—
NYLI MacKay Muni Insured ETF	218,119,794	264,528,170	—	—
NYLI MacKay Muni Short Duration ETF	130,829,905	70,394,938	—	—
NYLI MacKay Muni Intermediate ETF	1,089,585,758	375,220,514	—	—
NYLI MacKay California Muni Intermediate ETF	96,366,307	39,402,157	—	—
NYLI Winslow Large Cap Growth ETF	572,774,955	546,693,604	670,266,931	504,017,275
NYLI Winslow Focused Large Cap Growth ETF	23,237,267	20,299,998	47,453,187	4,461,866

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds have entered into futures contracts to help manage their duration and yield curve position while minimizing the exposure to wide bid/ask spreads in traditional bonds. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objective. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, a Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and

Notes to Financial Statements (continued)

April 30, 2026

other derivatives may increase the volatility of the Fund’s NAV and may result in a loss to the Fund. As of April 30, 2026, the open futures contracts for NYLI MacKay Core Plus Bond ETF and NYLI MacKay Securitized Income ETF are shown in the Schedule of Investments.

Swaps Contracts

The NYLI MacKay High Income ETF may enter in credit default swaps contracts whereby protection “buyer,” makes periodic payments to a counterparty, the protection “seller,” in exchange for the right to receive from the seller a payment equal to the par (or other agreed-upon value (the “value”) of a particular debt obligation in the event of a default by the issuer of that debt obligation.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Assets Derivatives	Credit Risk	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized appreciation on futures contracts[1]	$—	$128,982
NYLI MacKay Securitized Income ETF
Unrealized appreciation on futures contracts[1]	—	144,877

Liability Derivatives	Credit Risk	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized depreciation on futures contracts[1]	$—	$(442,305)
NYLI MacKay High Income ETF
Unrealized depreciation on swap transactions	—	—
NYLI MacKay Securitized Income ETF
Unrealized depreciation on futures contracts[1]	—	(339,220)

1Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2026, were as follows:

	Credit Risk	Interest Risk
NYLI MacKay Core Plus Bond ETF
Realized gain (loss)
Futures contracts	$—	$101,858
Change in unrealized appreciation (depreciation)
Futures contracts	—	(268,026)

NYLI MacKay High Income ETF
Realized gain (loss)
Swap transactions	(47,259)	—
Change in unrealized appreciation (depreciation)
Swap transactions	—	—

Notes to Financial Statements (continued)

April 30, 2026

	Credit Risk	Interest Risk
NYLI MacKay Securitized Income ETF
Realized gain (loss)
Futures contracts	$—	$871,414
Change in unrealized appreciation (depreciation)
Futures contracts	—	(1,009,739)

For the year ended April 30, 2026, the monthly average notional value of the futures contracts held by the Fund were as follows:

	Average Notional Value
	NYLI MacKay Core Plus Bond ETF	NYLI MacKay Securitized Income ETF
Asset Derivatives
Futures contracts	$28,020,497	$25,230,774
Swap transactions	—	—

Liability Derivatives
Futures contracts	(20,542,864)	(4,585,695)
Swap transactions	—	—

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

California State Specific Risk1

Investments in municipal bonds issued by, or on behalf of, the State of California, and its political subdivisions, agencies and instrumentalities, will be impacted by events in California that may affect the value of the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Debt Securities Risk

The ability of issuers of debt securities held by a Fund to meet its obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Debt securities most frequently trade in institutional round lot size transactions. If a Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

1 Applies to NYLI MacKay California Muni Intermediate ETF.

Notes to Financial Statements (continued)

April 30, 2026

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Large Transaction Risk

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if a Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

10. SUBSEQUENT EVENTS

On March 17, 2026, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the New York Life Investments Active ETF Trust to NYLIM Active ETF Trust that will take effect, on or about, August 28, 2026.

On June 18, 2026, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the NYLI CBRE Real Assets ETF to NYLIM CBRE Real Estate & Infrastructure ETF.

In addition, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the Funds. The name of each Fund, as set forth in the table below will take effect, on or about, August 28, 2026.

Current Fund Name	New Fund Name
NYLI CBRE Real Assets ETF	NYLIM CBRE Real Estate & Infrastructure ETF
NYLI MacKay Core Plus Bond ETF	NYLIM MacKay Core Plus Bond ETF
NYLI MacKay High Income ETF	NYLIM MacKay High Income ETF
NYLI MacKay Securitized Income ETF	NYLIM MacKay Securitized Income ETF
NYLI MacKay Muni Allocation ETF	NYLIM MacKay Muni Allocation ETF
NYLI MacKay Muni Insured ETF	NYLIM MacKay Muni Insured ETF

Notes to Financial Statements (continued)

April 30, 2026

Current Fund Name	New Fund Name
NYLI MacKay Muni Short Duration ETF	NYLIM MacKay Muni Short Duration ETF
NYLI MacKay Muni Intermediate ETF	NYLIM MacKay Muni Intermediate ETF
NYLI MacKay California Muni Intermediate ETF	NYLIM MacKay California Muni Intermediate ETF
NYLI Winslow Large Cap Growth ETF	NYLIM Winslow Large Cap Growth ETF
NYLI Winslow Focused Large Cap Growth ETF	NYLIM Winslow Focused Large Cap Growth ETF

Other than the name changes to the Trust and the Funds, there were no other material events through the date of issuance that would require disclosure in the preparation of these financial statements.

Report of Independent Registered Public Accounting Firm

April 30, 2026

To the Board of Trustees of New York Life Investments Active ETF Trust and Shareholders of each of the eleven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting New York Life Investments Active ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

NYLI CBRE Real Assets ETF(1)	NYLI MacKay Muni Short Duration ETF(3)
NYLI MacKay Core Plus Bond ETF(1)	NYLI MacKay Muni Intermediate ETF(1)
NYLI MacKay High Income ETF(1)	NYLI MacKay California Muni Intermediate ETF(1)
NYLI MacKay Securitized Income ETF(2)	NYLI Winslow Large Cap Growth ETF(1)
NYLI MacKay Muni Allocation ETF(4)	NYLI Winslow Focused Large Cap Growth ETF(1)
NYLI MacKay Muni Insured ETF(1)

(1)Statement of operations for the year ended April 30, 2026, and statement of changes in net assets for the years ended April 30, 2026 and 2025

(2)Statement of operations for the year ended April 30, 2026 and statement of changes in net assets for the years ended April 30, 2026 and the period May 31, 2024 (commencement of operations) through April 30, 2025

(3)Statement of operations and statement of changes in net assets for the period May 6, 2025 (commencement of operations) through April 30, 2026

(4)Statement of operations and statement of changes in net assets for the period December 16, 2025 (commencement of operations) through April 30, 2026

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 25, 2026

We have served as the auditor of one or more investment companies in the New York Life Investments ETF Complex since 2015.

Supplemental Information (unaudited)

April 30, 2026

For Federal individual income tax purposes, certain dividends paid for the fiscal year ended April 30, 2026 are attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.

NYLI MacKay Muni Allocation ETF	88.46%
NYLI MacKay Muni Insured ETF	93.98%
NYLI MacKay Muni Short Duration ETF	93.43%
NYLI MacKay Muni Intermediate ETF	96.18%
NYLI MacKay California Muni Intermediate ETF	88.96%

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2026 taxed at a maximum rate of 20% is as follows:

NYLI CBRE Real Assets ETF	61.27%
NYLI Winslow Large Cap Growth ETF	100.00%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2026 that qualifies for the dividends received deduction is as follows:

NYLI CBRE Real Assets ETF	21.90%
NYLI Winslow Large Cap Growth ETF	100.00%

In January 2027, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2026.

April 30, 2026

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statements of Operations within each Fund’s Financial Statements.

Board Review of Investment Advisory Agreements (unaudited)

April 30, 2026

Approvals Relating to the NYLI MacKay Muni Allocation ETF

The Board (the members of which are referred to as “Trustees”) met in person on December 11, 2025, to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”) and an amendment to the Subadvisory Agreement (the “Subadvisory Agreement Amendment”), each with respect to the NYLI MacKay Muni Allocation ETF, a new series of the Trust (the “New Fund”). The Board noted that the Advisory Agreement Amendment was between the Trust and New York Life Investment Management LLC (“NYLIM” or the “Advisor”), while the Subadvisory Agreement Amendment was between the Advisor and MacKay Shields LLC (“MacKay” or the “Sub-Advisor”).

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor and MacKay relevant to the Board’s consideration of whether to approve the Advisory Agreement Amendment and the Subadvisory Agreement Amendment on behalf of the New Fund. In connection with considering approval of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”) met in Executive Session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment and Subadvisory Agreement Amendment was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor and MacKay will provide to the New Fund, and the fees that the Advisor and MacKay will charge to the New Fund; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and MacKay; (3) information describing the New Fund’s anticipated operating expenses; (4) data comparing the proposed fee rate for advisory services to be charged to the New Fund and the expected expense ratios to fees paid by and expense ratios of other registered investment companies with similar investment objectives and policies as those of the New Fund; (5) the extent to which economies of scale would be realized as the New Fund grows; (6) any “fall-out” benefits to be derived by the Advisor or MacKay from its relationship with the Trust; and (7) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) a copy of the Subadvisory Agreement Amendment; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay and the services provided thereby; (5) information regarding the respective compliance program of the Advisor and MacKay; (6) information regarding the portfolio management team of MacKay; (7) copies of the Form ADV for each of the Advisor and MacKay; (8) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (9) materials provided by each of the Advisor and MacKay in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (10) a presentation by personnel of the Advisor and MacKay. In addition, the Board was provided data comparing the advisory fee and estimated operating expenses (including acquired fund fees and expenses, as applicable) of the New Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and New York Life Investments ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the New Fund:

1.The nature, extent, and quality of the facilities and services to be provided to the New Fund by NYLIM and MacKay. The Independent Trustees reviewed the services that NYLIM and MacKay would provide to the New Fund. In connection with the investment advisory services to be provided to the New Fund, the Independent Trustees noted the responsibilities that NYLIM and MacKay would have as the New Fund’s investment advisor and sub-advisor, respectively, including overall supervisory responsibility for the general

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2026

management and investment of the New Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Fund.

The Independent Trustees considered NYLIM’s experience, resources, and strengths in managing other ETFs. The Independent Trustees reviewed MacKay’s experience, resources, and strengths in managing other registered investment companies and investment mandates. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Fund would likely benefit from the nature, quality, and extent of these services, as well as NYLIM’s and MacKay’s ability to render such services based on their respective experience, operations, and resources.

2.Comparison of services to be provided and fees to be charged by NYLIM and other investment advisors to similar clients, and the cost of the services to be provided and profits to be realized by NYLIM and MacKay from the relationship with the New Fund. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with NYLIM to contracts of other investment advisors with respect to similar ETFs. In particular, the Independent Trustees compared the New Fund’s proposed advisory fees and projected expense ratios for its first year of operations to other ETFs in the New Fund’s peer group. The Independent Trustees also considered that the New Fund will have in place an Expense Limitation Agreement to limit the total operating expenses until such Expense Limitation Agreement is terminated by the Board.

The Independent Trustees also considered that NYLIM would pay the subadvisory fee to MacKay pursuant to the Subadvisory Agreement Amendment. They considered the level of such subadvisory fee in the context of the services to be provided by MacKay to the New Fund. After comparing the New Fund’s proposed fees with those of other funds in the New Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by NYLIM and MacKay and the costs expected to be incurred by NYLIM and MacKay in rendering those services, the Independent Trustees concluded that the fees proposed to be paid to NYLIM and MacKay with respect to the New Fund were fair and reasonable.

3.NYLIM’s and MacKay’s profitability and the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees next considered that the New Fund had not yet commenced operations at the time and information regarding economies of scale and the costs and profitability of NYLIM and MacKay in connection with its serving as investment advisor and sub-advisor, respectively to the New Fund, was not available. Therefore, the Board made no determination with respect to economies of scale or the impact of the New Fund on NYLIM’s or MacKay’s profitability.

4.Investment performance of NYLIM and MacKay. Because the New Fund has not commenced operations, the Independent Trustees could not consider the investment performance of the New Fund, but did take into account the experience of MacKay and the investment strategies developed for the New Fund by MacKay.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment with MacKay were reasonable and fair to the New Fund and to recommend to the Board the approval of the Advisory Agreement Amendment and Subadvisory Agreement Amendment.

As a result, all of the Board members, including the Independent Trustees, determined that the Advisory Agreement Amendment and the Subadvisory Agreement Amendment are each in the best interests of the New Fund and its shareholders.

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2026

Approval Relating to Annual Continuation of the Advisory Agreement and Sub-Advisory Agreements

The Board (the members of which are referred to as “Trustees”) met in person on March 17, 2026, to consider the approval of the continuation, for an additional year, of the Advisory Agreement with respect to the series of the Trust for which the agreement applies (the “Funds”). The Board noted that the Advisory Agreement was between the Trust and New York Life Investment Management LLC (the “Advisor”). In addition, the Board considered the continuation of the Sub-Advisory Agreement between the Advisor and MacKay Shields LLC (“MacKay”), with respect to the NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF, NYLI MacKay Core Plus Bond ETF, NYLI MacKay California Muni Intermediate ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI MacKay Muni Short Duration ETF and NYLI MacKay Muni Allocation ETF, the Sub-Advisory Agreement between the Advisor and CBRE Investment Management Listed Real Assets LLC (“CBRE”), with respect to the NYLI CBRE Real Assets ETF, and the Sub-Advisory Agreement between the Advisor and Winslow Capital Management, LLC (“Winslow”), with respect to the NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (MacKay, CBRE and Winslow, collectively, the “Sub-Advisors” and each a “Sub-Advisor”).

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement with respect to the Funds, and from the Sub-Advisors and the Advisor relevant to the Board’s consideration of whether to approve the continuation of each Sub-Advisory Agreement as it relates to NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF, NYLI MacKay Core Plus Bond ETF, NYLI MacKay California Muni Intermediate ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI MacKay Muni Short Duration ETF, NYLI MacKay Muni Allocation ETF, NYLI CBRE Real Assets ETF, NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (each a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”). In connection with considering approval of the continuation of the Advisory Agreement and Sub-Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor to the Funds and by MacKay, CBRE and Winslow with respect to the Sub-Advised Funds, and the fees charged by the Advisor and each Sub-Advisor; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and each Sub-Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor or each Sub-Advisor from their relationships with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were actively managed exchange-traded funds (“ETFs”).

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) a copy of each Sub-Advisory Agreement; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor, MacKay, CBRE and Winslow and the services provided thereby; (5) information regarding the respective compliance program and portfolio management teams of the Advisor and each Sub-Advisor; (6) copies of the Form ADV for each of the Advisor and each Sub-Advisor; (7) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (8) materials provided by each of the Advisor and each Sub-Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (9) a presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2026

of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and New York Life Investments ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.The nature, extent and quality of the facilities and services provided by the Advisor and each Sub-Advisor. The Board reviewed the services that the Advisor and each Sub-Advisor provide to the respective Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor and the Sub-Advisors have as the investment advisor and sub-advisors to the respective Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Advisor’s and each Sub-Advisor’s experience, resources, and strengths in managing ETFs and other investment mandates, including the Advisor’s management of the Funds and the funds of the New York Life Investments ETF Trust. The Board also considered the experience of each Sub-Advisor’s team in managing strategies and asset classes similar to the Sub-Advised Funds, and their tenure in managing the portfolios of the operational Sub-Advised Funds. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its affiliates New York Life Insurance and Annuity Corporation, which resources enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered the Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.

Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and each Sub-Advisor’s ability to render such services based on its personnel, experience, operations, and resources.

2.Comparison of services provided and fees charged by the Advisor and each Sub-Advisor and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Advisor and each Sub-Advisor from their relationships with the respective Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement and each Sub-Advisory Agreement to contracts of other registered investment advisors providing services to similar ETFs. The Board also considered that the Advisor is responsible for payment of the sub-advisory fee to the Sub-Advisors pursuant to each Sub-Advisory Agreement, and that shareholders of the Sub-Advised Funds do not directly pay the sub-advisory fee.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor presented information on how peer groups were selected for the Funds and explained that, consistent with prior practice, peer groups were selected by the Advisor using an objective methodology.

The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2026

Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Funds. The Board considered the level of each of the fees under the Advisory Agreement in the context of the services being provided.

Additionally, the Trustees considered that the Advisor had put in place expense limitation or fee waiver agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of the Funds. The Board noted that such expense limitation and fee waiver agreements were reflected in the peer group analysis provided by the Advisor. The Board further noted that the Advisor had put in place permanent expense limitation and/or fee waiver agreements for certain Funds, which were subject to termination by the Board.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and each Sub-Advisor and the costs incurred by the Advisor and each Sub-Advisor in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund and to the Sub-Advisors with respect to each Sub-Advised Fund, is fair and reasonable.

3.The Advisor’s, MacKay’s, CBRE’s and Winslow’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the Advisor as part of a larger organization, including the investment of financial and human resources into the Advisor and additional support to market and distribute the Funds.

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis. The Board also considered the impact of future asset growth on the services required and fees paid to each Sub-Advisor, noting again that such fees were paid by the Advisor out of its management fees. The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of the expense limitation agreement, and its respective impact on costs to shareholders and profitability of the Advisor.

The Board concluded that the fees paid to the Advisor and the Sub-Advisors, respectively, were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.

4.Investment performance of the Funds. The Board considered the investment performance of the existing Funds. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor and each Sub-Advisor in reaching such objectives. The Board considered each Fund’s investment performance compared to its benchmark and peer group. The Board considered that certain Funds had recently launched and had limited performance and operational history to consider.

The Board concluded that the investment performance of the Funds supported the approval of the Advisory Agreement and each Sub-Advisory Agreement.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement for the Funds and, with respect to the Sub-Advised Funds, the Sub-Advisory Agreements. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor and the Sub-Advisory Agreements between the Advisor and each Sub-Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2026

Advisory Agreement and Sub-Advisory Agreements. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor and continuation of each Sub-Advisory Agreement was in the best interests of each applicable Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one-year period.

For more information
1-888-474-7725
nylim.com/etf

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	July 2, 2026

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	July 2, 2026